UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2012

Item 1. Reports to Stockholders

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

Semiannual Report
September 30, 2012

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectus, which may be obtained by visiting optimummutualfunds.com or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Table of contents

Disclosure of Fund expenses	1
Security type/sector/country allocations
and top 10 equity holdings	3
Financial statements
Statements of net assets	7
Statements of assets and liabilities	52
Statements of operations	53
Statements of changes in net assets	54
Financial highlights	57
Notes to financial statements	81
Other Fund information	97
About the organization	100

Investments in Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2012, and subject to change. Holdings are as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

All third-party marks cited are the property of their respective owners.

© 2012 Delaware Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2012 to September 30, 2012 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2012 to September 30, 2012.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/12 to
	4/1/12	9/30/12	Ratio	9/30/12*

Actual Fund Return
Class A	$1,000.00	$1,047.70	1.35%	$6.93
Class B	1,000.00	1,044.00	2.00%	10.25
Class C	1,000.00	1,044.00	2.00%	10.25
Institutional Class	1,000.00	1,048.50	1.00%	5.14
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.30	1.35%	$6.83
Class B	1,000.00	1,015.04	2.00%	10.10
Class C	1,000.00	1,015.04	2.00%	10.10
Institutional Class	1,000.00	1,020.05	1.00%	5.06

Optimum International Fund
Expense Analysis of an Investment of $1,000
				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/12 to
	4/1/12	9/30/12	Ratio	9/30/12*
Actual Fund Return
Class A	$1,000.00	$993.60	1.75%	$8.75
Class B	1,000.00	989.70	2.40%	11.97
Class C	1,000.00	989.80	2.40%	11.97
Institutional Class	1,000.00	994.60	1.40%	7.00
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.29	1.75%	$8.85
Class B	1,000.00	1,013.04	2.40%	12.11
Class C	1,000.00	1,013.04	2.40%	12.11
Institutional Class	1,000.00	1,018.05	1.40%	7.08

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(continues)        1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/12 to
	4/1/12	9/30/12	Ratio	9/30/12*
Actual Fund Return
Class A	$1,000.00	$1,003.00	1.60%	$8.03
Class B	1,000.00	999.20	2.25%	11.28
Class C	1,000.00	1,000.00	2.25%	11.28
Institutional Class	1,000.00	1,004.30	1.25%	6.28
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.05	1.60%	$8.09
Class B	1,000.00	1,013.79	2.25%	11.36
Class C	1,000.00	1,013.79	2.25%	11.36
Institutional Class	1,000.00	1,018.80	1.25%	6.33

Optimum Large Cap Value Fund
Expense Analysis of an Investment of $1,000
				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/12 to
	4/1/12	9/30/12	Ratio	9/30/12*
Actual Fund Return
Class A	$1,000.00	$1,010.10	1.57%	$7.91
Class B	1,000.00	1,006.50	2.22%	11.17
Class C	1,000.00	1,007.40	2.22%	11.17
Institutional Class	1,000.00	1,011.80	1.22%	6.15
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.57%	$7.94
Class B	1,000.00	1,013.94	2.22%	11.21
Class C	1,000.00	1,013.94	2.22%	11.21
Institutional Class	1,000.00	1,018.95	1.22%	6.17

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Optimum Small-Mid Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/12 to
	4/1/12	9/30/12	Ratio	9/30/12*
Actual Fund Return
Class A	$1,000.00	$986.50	1.88%	$9.36
Class B	1,000.00	983.20	2.53%	12.58
Class C	1,000.00	983.20	2.53%	12.58
Institutional Class	1,000.00	988.50	1.53%	7.63
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,015.64	1.88%	$9.50
Class B	1,000.00	1,012.38	2.53%	12.76
Class C	1,000.00	1,012.38	2.53%	12.76
Institutional Class	1,000.00	1,017.40	1.53%	7.74

Optimum Small-Mid Cap Value Fund
Expense Analysis of an Investment of $1,000
				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/12 to
	4/1/12	9/30/12	Ratio	9/30/12*
Actual Fund Return
Class A	$1,000.00	$974.40	1.77%	$8.76
Class B	1,000.00	971.00	2.42%	11.96
Class C	1,000.00	971.00	2.42%	11.96
Institutional Class	1,000.00	975.20	1.42%	7.03
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.19	1.77%	$8.95
Class B	1,000.00	1,012.94	2.42%	12.21
Class C	1,000.00	1,012.94	2.42%	12.21
Institutional Class	1,000.00	1,017.95	1.42%	7.18

Security type/sector allocations

Optimum Fixed Income Fund
As of September 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of Net Assets
Agency Collateralized Mortgage Obligations	7.08%
Agency Mortgage-Backed Securities	7.50%
Collateralized Debt Obligations	0.47%
Commercial Mortgage-Backed Securities	2.52%
Convertible Bonds	0.95%
Corporate Bonds	36.83%
Banking	7.47%
Basic Industry	3.16%
Brokerage	1.08%
Capital Goods	0.74%
Communications	3.75%
Consumer Cyclical	1.94%
Consumer Non-Cyclical	3.73%
Electric	2.80%
Energy	3.34%
Finance Companies	2.24%
Insurance	1.41%
Natural Gas	2.34%
Real Estate	1.32%
Technology	0.75%
Transportation	0.76%
Municipal Bonds	0.64%
Non-Agency Asset-Backed Securities	1.16%
Non-Agency Collateralized Mortgage Obligations	3.63%
Regional Bonds	1.44%
Securities Sold Short	(0.56%)
Senior Secured Loans	2.50%
Sovereign Bonds	8.20%
Supranational Banks	0.24%
U.S. Treasury Obligations	18.98%
Option Purchased	0.00%
Common Stock	0.00%
Convertible Preferred Stock	0.12%
Preferred Stock	0.30%
Warrant	0.00%
Short-Term Investments	10.92%
Securities Lending Collateral	4.64%
Total Value of Securities	107.56%
Obligation to Return Securities Lending Collateral	(4.72%)
Other Liabilities Net of Receivables and Other Assets	(2.84%)
Total Net Assets	100.00%

(continues)        3

Security type/country and sector allocations

Optimum International Fund
As of September 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/country	of Net Assets
Common Stock by Country	97.38%
Argentina	0.19%
Australia	4.59%
Belgium	0.38%
Brazil	0.24%
Canada	1.90%
China/Hong Kong	1.93%
France	11.99%
Germany	6.25%
Gibraltar	0.03%
India	0.56%
Indonesia	0.32%
Ireland	1.42%
Israel	1.71%
Italy	2.54%
Japan	16.65%
Malaysia	0.16%
Mexico	0.94%
Netherlands	5.42%
Norway	0.36%
Republic of Korea	0.62%
Singapore	3.55%
South Africa	0.21%
Spain	4.12%
Sweden	1.79%
Switzerland	8.47%
Taiwan	1.27%
Thailand	0.14%
United Kingdom	19.40%
United States	0.23%
Preferred Stock	0.56%
Short-Term Investments	0.99%
Securities Lending Collateral	13.83%
Total Value of Securities	112.76%
Obligation to Return Securities Lending Collateral	(14.03%)
Receivables and Other Assets Net of Other Liabilities	1.27%
Total Net Assets	100.00%

Percentage
Common Stock and Preferred Stock by Sector	of Net Assets
Automobiles & Components	3.31%
Banking & Finance	10.70%
Capital Goods	6.67%
Consumer Durables & Apparel	1.69%
Consumer Services	0.72%
Energy	10.09%
Food & Staples Retailing	11.76%
Food, Beverage & Tobacco	3.27%
Insurance	7.32%
Materials	5.32%
Media	1.28%
Pharmaceuticals & Biotechnology	13.94%
Real Estate	0.66%
Semiconductors	3.25%
Technology & Equipment	3.36%
Telecommunication Services	8.94%
Transportation & Shipping	0.50%
Utilities	5.16%
Total	97.94%

Security type/sector allocations and
top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Large Cap Growth Fund
As of September 30, 2012 (Unaudited)

Percentage
Security type/sector	of Net Assets
Common Stock²	95.91%
Consumer Discretionary	22.98%
Consumer Staples	5.07%
Energy	4.95%
Financials	7.70%
Healthcare	10.85%
Industrials	10.51%
Information Technology	28.82%
Materials	3.50%
Telecommunication Services	1.53%
Convertible Preferred Stock	0.04%
Preferred Stock	0.14%
Short-Term Investments	4.13%
Securities Lending Collateral	1.44%
Total Value of Securities	101.66%
Obligation to Return Securities Lending Collateral	(1.56%)
Other Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of Net Assets
Apple	8.99%
Google Class A	2.61%
Amazon.com	2.44%
QUALCOMM	2.29%
Express Scripts Holding	2.12%
Starbucks	1.54%
Wells Fargo	1.43%
priceline.com	1.41%
International Business Machines	1.39%
eBay	1.37%

Optimum Large Cap Value Fund
As of September 30, 2012 (Unaudited)

Percentage
Security type/sector	of Net Assets
Common Stock	98.61%
Consumer Discretionary	10.61%
Consumer Staples	12.01%
Energy	16.19%
Financials	19.14%
Healthcare	11.71%
Industrials	13.28%
Information Technology	8.91%
Materials	4.21%
Telecommunication Services	2.03%
Utilities	0.52%
Convertible Preferred Stock	0.12%
Securities Sold Short	(0.16%)
Short-Term Investments	1.23%
Securities Lending Collateral	4.78%
Total Value of Securities	104.58%
Obligation to Return Securities Lending Collateral	(4.90%)
Receivables and Other Assets Net of Other Liabilities	0.32%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of Net Assets
Philip Morris International	3.16%
Lockheed Martin	2.77%
Exxon Mobil	2.22%
Chevron	2.19%
International Business Machines	2.16%
Pfizer	1.63%
Apache	1.63%
Altria Group	1.61%
JPMorgan Chase	1.54%
TJX	1.52%

(continues)        5

Security type/sector allocations and
top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Small-Mid Cap Growth Fund
As of September 30, 2012 (Unaudited)

Percentage
Security type/sector	of Net Assets
Common Stock	96.97%
Consumer Discretionary	19.69%
Consumer Staples	1.38%
Energy	5.50%
Financials	11.54%
Healthcare	17.06%
Industrials	18.36%
Information Technology	19.08%
Materials	2.91%
Telecommunication Services	1.45%
Exchange-Traded Fund	0.46%
Short-Term Investments	3.18%
Securities Lending Collateral	15.81%
Total Value of Securities	116.42%
Obligation to Return Securities Lending Collateral	(15.94%)
Other Liabilities Net of Receivables and Other Assets	(0.48%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of Net Assets
Gaylord Entertainment	1.33%
Nordson	1.25%
Mettler-Toledo International	1.22%
Atwood Oceanics	1.20%
AMETEK	1.15%
Seattle Genetics	1.02%
Concur Technologies	0.97%
Donaldson	0.95%
IPG Photonics	0.93%
Bally Technologies	0.92%

Optimum Small-Mid Cap Value Fund
As of September 30, 2012 (Unaudited)

Percentage
Security type/sector	of Net Assets
Common Stock²	91.15%
Consumer Discretionary	11.52%
Consumer Staples	2.39%
Energy	5.28%
Financials	12.11%
Healthcare	3.51%
Industrials	26.49%
Information Technology	18.09%
Materials	10.79%
Utilities	0.97%
Short-Term Investments	9.03%
Securities Lending Collateral	6.86%
Total Value of Securities	107.04%
Obligation to Return Securities Lending Collateral	(6.93%)
Other Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of Net Assets
Eastman Chemical	1.43%
Plexus	1.29%
Timken	1.27%
Hubbell Class B	1.26%
Winnebago Industries	1.12%
Landec	1.09%
Kennametal	1.04%
j2 Global	0.99%
Stewart Information Services	0.98%
Vaalco Energy	0.96%

Statements of net assets

Optimum Fixed Income Fund
September 30, 2012 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations – 7.08%
Fannie Mae Grantor Trust
•Series 1999-T2 A1
7.50% 1/19/39	USD	19,250	$21,803
Series 2002-T4 A3
7.50% 12/25/41		71,489	82,872
Series 2004-T1 1A2
6.50% 1/25/44		20,574	24,247
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26		17,436	20,372
Series 1999-19 PH
6.00% 5/25/29		344,031	383,610
Series 2001-14 Z
6.00% 5/25/31		24,074	27,176
Series 2002-90 A1
6.50% 6/25/42		14,960	17,640
Series 2002-90 A2
6.50% 11/25/42		54,455	63,187
Series 2003-26 AT
5.00% 11/25/32		696,058	734,576
Series 2003-122 AJ
4.50% 2/25/28		26,213	26,525
Series 2005-22 HE
5.00% 10/25/33		740,000	775,365
Series 2005-29 QD
5.00% 8/25/33		816,000	855,166
Series 2005-54 AK
4.50% 9/25/32		62,747	63,316
Series 2005-94 YD
4.50% 8/25/33		1,177,423	1,203,116
Series 2005-110 MB
5.50% 9/25/35		318,790	350,873
@^Series 2007-30 OE
5.50% 4/25/37		7,883,368	6,782,787
Series 2008-24 ZA
5.00% 4/25/38		18,776,062	21,684,662
@•✗Series 2009-2 AS
5.484% 2/25/39		10,007,542	1,116,681
@•✗Series 2009-68 SA
5.25% 9/25/39		1,460,082	233,703
Series 2009-94 AC
5.00% 11/25/39		400,000	452,451
Series 2010-41 PN
4.50% 4/25/40		475,000	536,731
Series 2010-96 DC
4.00% 9/25/25		915,000	999,108
•Series 2010-123 FE
0.697% 11/25/40		8,289,377	8,319,335
Fannie Mae Whole Loan
REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34		3,000,000	3,405,138
Series 2004-W11 1A2
6.50% 5/25/44		97,679	111,044
Fannie Mae Whole Loan Trust
Series 2004-W9 2A1
6.50% 2/25/44		31,610	36,240
Series 2004-W15 1A1
6.00% 8/25/44		144,696	162,281
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24		93,522	107,911
Series 2165 PE
6.00% 6/15/29		354,358	399,866
Series 2326 ZQ
6.50% 6/15/31		167,597	192,503
Series 2557 WE
5.00% 1/15/18		695,072	743,500
Series 2755 LE
4.00% 9/15/30		128,120	128,244
Series 2762 LG
5.00% 9/15/32		1,554,397	1,611,574
Series 2802 NE
5.00% 2/15/33		549,590	572,367
Series 2827 TE
5.00% 4/15/33		1,319,967	1,380,675
Series 2840 OE
5.00% 2/15/33		1,365,505	1,421,287
Series 2864 PE
5.00% 6/15/33		699,624	728,341
Series 2869 BG
5.00% 7/15/33		145,529	151,595
Series 2881 TE
5.00% 7/15/33		807,630	840,380
Series 2889 OG
5.00% 5/15/33		88,143	91,214
Series 2890 PD
5.00% 3/15/33		1,194,862	1,229,106
Series 2893 PD
5.00% 2/15/33		65,000	67,414
Series 2915 KD
5.00% 9/15/33		382,308	398,268
Series 2938 ND
5.00% 10/15/33		811,856	843,552
Series 2939 PD
5.00% 7/15/33		587,184	605,385
Series 2941 XD
5.00% 5/15/33		2,434,851	2,492,737
Series 2987 KG
5.00% 12/15/34		1,430,000	1,497,403
Series 3131 MC
5.50% 4/15/33		437,326	448,224
Series 3143 BC
5.50% 2/15/36		8,000,000	9,007,305
Series 3145 LN
4.50% 10/15/34		392,909	409,133
@•✗Series 3289 SA
6.529% 3/15/37		4,248,784	686,526
Series 3476 Z
5.50% 7/15/38		12,568,934	14,248,520

(continues)        7

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac REMICs (continued)
	Series 3626 MA
	5.00% 2/15/30	USD	2,136,422	$2,218,912
	Series 3656 PM
	5.00% 4/15/40		770,000	868,963
	Series 4065 DE
	3.00% 6/15/32		120,000	124,493
t	Freddie Mac Structured Pass
	Through Securities
	Series T-54 2A
	6.50% 2/25/43		25,416	30,296
	Series T-58 2A
	6.50% 9/25/43		13,807	16,120
	GNMA
	@•✗Series 2007-64 AI
	6.332% 10/20/37		13,839,975	1,769,759
	@•✗Series 2008-65 SB
	5.782% 8/20/38		4,821,438	565,133
	@•Series 2009-2 SE
	5.602% 1/20/39		12,520,420	1,679,374
	Series 2010-113 KE
	4.50% 9/20/40		1,170,000	1,338,882
	NCUA Guaranteed Notes
	Trust Series 2010-C1
	A2 2.90% 10/29/20		390,000	419,250
Total Agency Collateralized
	Mortgage Obligations
	(cost $88,431,312)			97,824,217

Agency Mortgage-Backed Securities – 7.50%
	Fannie Mae
	5.50% 1/1/13		3,267	3,289
	5.50% 3/1/37		128,862	139,621
	5.50% 7/1/37		768,307	832,455
	6.50% 8/1/17		29,772	32,944
•	Fannie Mae ARM
	2.277% 10/1/33		24,712	25,650
	2.493% 7/1/37		176,164	188,156
	3.481% 11/1/35		152,705	164,393
	5.155% 8/1/35		33,346	35,996
	5.872% 8/1/37		152,901	166,524
	Fannie Mae Relocation 30 yr
	5.00% 11/1/33		6,729	7,274
	5.00% 1/1/34		19,990	21,610
	5.00% 8/1/34		6,273	6,781
	5.00% 11/1/34		58,386	63,117
	5.00% 4/1/35		44,007	47,572
	5.00% 10/1/35		43,604	47,137
	5.00% 1/1/36		121,346	131,179
	Fannie Mae S.F. 15 yr
	4.00% 11/1/25		2,124,303	2,309,326
	4.50% 8/1/18		228,040	246,725
	4.50% 7/1/20		631,550	683,497
	5.00% 5/1/21		73,925	80,608
	Fannie Mae S.F. 15 yr TBA
	2.50% 10/1/27		4,850,000	5,096,289
	2.50% 11/1/27		1,285,000	1,347,443
	3.00% 10/1/27		11,989,000	12,708,341
	Fannie Mae S.F. 20 yr
	5.50% 7/1/24		299,724	331,681
	5.50% 10/1/24		92,771	102,546
	5.50% 12/1/24		310,104	342,779
	5.50% 8/1/28		1,192,692	1,309,419
	5.50% 12/1/29		95,445	104,786
	Fannie Mae S.F. 30 yr
	4.00% 10/1/40		85,823	92,583
	4.00% 11/1/40		499,999	539,386
	5.50% 12/1/32		99,931	110,898
	5.50% 7/1/33		431,437	478,784
	5.50% 12/1/33		81,792	93,145
	5.50% 4/1/34		1,041,259	1,152,916
	5.50% 5/1/34		326,159	361,952
	5.50% 6/1/34		426,880	471,326
	5.50% 7/1/34		674,883	745,151
	5.50% 2/1/35		2,124,998	2,391,397
	5.50% 9/1/36		843,247	931,045
	5.50% 2/1/37		425,186	466,799
	6.00% 8/1/36		95,093	105,250
	6.00% 9/1/36		377,564	420,573
	6.00% 3/1/37		50,106	55,810
	6.00% 8/1/37		66,240	73,315
	6.00% 4/1/38		1,355,569	1,497,389
	6.00% 5/1/38		420,109	464,980
	6.00% 7/1/38		464,912	514,568
	6.00% 8/1/38		455,489	503,142
	6.00% 12/1/38		94,673	104,725
	6.00% 11/1/39		187,546	207,578
	6.00% 1/1/40		1,613,019	1,785,302
	6.00% 4/1/40		288,431	319,008
	6.00% 6/1/40		5,090,031	5,633,687
	6.00% 7/1/40		115,487	127,822
	6.00% 2/1/41		1,077,570	1,201,788
	6.50% 11/1/33		15,689	17,933
	6.50% 2/1/36		326,443	372,438
	6.50% 3/1/36		437,919	498,012
	6.50% 6/1/36		603,006	687,858
	6.50% 2/1/38		173,978	197,399
	6.50% 11/1/38		63,760	72,608
	7.50% 3/1/32		1,029	1,264
	7.50% 4/1/32		4,612	5,686
	7.50% 6/1/32		2,029	2,504
	Fannie Mae S.F. 30 yr TBA
	3.50% 10/1/42		34,291,000	36,777,099
	3.50% 11/1/42		3,230,000	3,455,595
•	Freddie Mac ARM
	2.342% 12/1/33		91,073	95,241
	2.582% 4/1/34		5,793	6,192

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
•	Freddie Mac ARM (continued)
	2.76% 7/1/36	USD	100,873	$108,238
	3.303% 5/1/37		461,890	495,340
	5.479% 2/1/38		582,266	631,750
	Freddie Mac Relocation
	30 yr 5.00% 9/1/33		778	838
	Freddie Mac S.F. 15 yr
	4.50% 5/1/20		346,508	372,403
	5.00% 6/1/18		116,422	125,081
	Freddie Mac S.F. 20 yr
	5.50% 10/1/23		219,254	240,857
	5.50% 8/1/24		52,254	57,550
	Freddie Mac S.F. 30 yr
	5.50% 5/1/38		93,465	101,856
	5.50% 7/1/38		418,756	456,350
	5.50% 12/1/38		225,396	245,843
	5.50% 5/1/40		72,265	78,821
	5.50% 7/1/40		4,535,611	4,955,559
	6.00% 8/1/38		817,251	908,115
	6.00% 10/1/38		1,159,163	1,288,042
	6.00% 5/1/40		2,561,252	2,815,604
	6.50% 11/1/33		46,116	52,485
	6.50% 1/1/35		229,204	260,792
	6.50% 8/1/38		105,121	119,926
	7.00% 1/1/38		145,433	168,140
	GNMA I S.F. 30 yr
	7.00% 12/15/34		384,099	451,617
	GNMA II 30 yr
	6.00% 4/20/34		21,060	23,927
Total Agency Mortgage-
	Backed Securities
	(cost $101,045,205)			103,576,420

Collateralized Debt Obligations – 0.47%
•#	Franklin CLO Series 5A A2
	144A 0.649% 6/15/18		5,959,753	5,736,202
@•#	Landmark CDO Series
	2005-1A A1L 144A
	0.718% 6/1/17		836,573	818,127
Total Collateralized
	Debt Obligations
	(cost $6,651,279)			6,554,329

Commercial Mortgage-Backed Securities – 2.52%
#	American Tower Trust Series
	2007-1A AFX 144A
	5.42% 4/15/37		420,000	441,987
	BAML Commercial Mortgage
	•Series 2005-1 A5
	5.343% 11/10/42		1,620,000	1,781,938
	•Series 2005-6 A4
	5.364% 9/10/47		1,615,000	1,818,955
	Series 2006-4 A4
	5.634% 7/10/46		1,070,000	1,233,509
•#	Bank of America Re-REMIC
	Series 2009-UB2 A4AA
	144A 5.83% 2/24/51		2,200,000	2,549,581
•	Bear Stearns Commercial
	Mortgage Securities
	Series 2005-PW10 A4
	5.405% 12/11/40		540,000	608,243
	Series 2005-T20 A4A
	5.297% 10/12/42		990,000	1,113,809
	Series 2006-PW12 A4
	5.894% 9/11/38		895,000	1,029,533
	Citigroup Commercial
	Mortgage Trust
	Series 2012-GC8 A4
	3.024% 9/10/45		675,000	691,841
t•	Commercial Mortgage Pass
	Through Certificates
	Series 2005-C6 A5A
	5.116% 6/10/44		550,000	610,794
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.588% 2/15/39		87,904	91,805
	#Series 2010-UD1 A
	144A 5.928% 12/18/49		2,200,000	2,508,352
#	DBUBS Mortgage Trust 144A
	Series 2011-LC1A A3
	5.002% 11/10/46		1,070,000	1,276,973
	•Series 2011-LC1A C
	5.728% 11/10/46		480,000	546,239
	Goldman Sachs Mortgage
	Securities II
	*•Series 2004-GG2 A6
	5.396% 8/10/38		570,000	610,286
	Series 2005-GG4 A4
	4.761% 7/10/39		822,500	886,095
	Series 2005-GG4 A4A
	4.751% 7/10/39		1,215,000	1,321,608
	•Series 2006-GG6 A4
	5.553% 4/10/38		595,000	675,818
	•#Series 2007-EOP A1
	144A 1.103% 3/6/20		834,034	833,721
	•#Series 2007-GG10 J
	144A 5.983% 8/10/45		1,956,000	391
	#Series 2010-C1 A2
	144A 4.592% 8/10/43		915,000	1,066,454
	•#Series 2010-C1 C 144A
	5.635% 8/10/43		375,000	431,195
	•#Series 2011-GC3 C
	144A 5.728% 3/10/44		650,000	709,210
•	Greenwich Capital
	Commercial Funding
	Series 2005-GG5 A5
	5.224% 4/1/37		1,155,000	1,281,379
	Series 2006-GG7 A4
	6.065% 7/10/38		1,140,000	1,321,418

(continues)       9

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	JPMorgan Chase Commercial
	Mortgage Securities
	•Series 2005-LDP3 A4A
	4.936% 8/15/42	USD	450,000	$497,876
	•Series 2005-LDP5 A4
	5.359% 12/15/44		2,063,000	2,322,911
	Series 2007-LDPX A3
	5.42% 1/15/49		1,140,000	1,311,621
	LB-UBS Commercial
	Mortgage Trust
	Series 2004-C1 A4
	4.568% 1/15/31		360,000	377,365
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A
	4.989% 8/13/42		240,000	264,430
	•Series 2007-T27 A4
	5.823% 6/11/42		1,740,000	2,057,995
•#	Morgan Stanley Dean Witter
	Capital I Series
	2001-TOP1 E 144A
	7.607% 2/15/33		100,000	97,874
#	OBP Depositor Trust
	Series 2010-OBP A
	144A 4.646% 7/15/45		585,000	689,312
#	Timberstar Trust Series
	2006-1A A 144A
	5.668% 10/15/36		515,000	583,323
•#	Wachovia Bank Commercial
	Mortgage Trust
	Series 2006-WL7A A1
	144A 0.311% 9/15/21		328,987	318,355
#	WF-RBS Commercial
	Mortgage Trust
	Series 2011-C3 A4
	144A 4.375% 3/15/44		730,000	834,918
Total Commercial Mortgage-
	Backed Securities
	(cost $33,121,285)			34,797,114

Convertible Bonds – 0.95%
	AAR 1.75%
	exercise price $28.75,
	expiration date 1/1/26		275,000	275,688
	Advanced Micro
	Devices 6.00%
	exercise price $28.08,
	expiration date 4/30/15		458,000	467,733
#	Alaska Communications
	Systems Group
	144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		288,000	196,380
*	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25		415,000	408,775
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		238,000	225,951
*	Ares Capital 5.75%
	exercise price $19.13,
	expiration date 2/1/16		205,000	218,838
Φ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		513,000	384,429
	BGC Partners 4.50%
	exercise price $9.84,
	expiration date 7/13/16		186,000	173,213
	Chesapeake Energy
	2.25% exercise
	price $85.81, expiration
	date 12/15/38		147,000	119,162
	*2.50% exercise
	price $51.14, expiration
	date 5/15/37		168,000	151,725
*#	Clearwire Communications
	144A 8.25%
	exercise price $7.08,
	expiration date 11/30/40		269,000	196,538
#	Corporate Office Properties
	144A 4.25% exercise
	price $47.96, expiration
	date 4/12/30		454,000	459,108
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		129,000	86,349
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		219,000	219,274
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		250,000	268,750
	Helix Energy Solutions
	Group 3.25%
	exercise price $25.01,
	expiration date 3/12/32		333,000	371,503
Φ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		135,000	132,047
#	Iconix Brand Group 144A
	2.50% exercise
	price $30.75, expiration
	date 5/31/16		242,000	241,698
#	Illumina 144A 3.00%
	exercise price $83.55,
	expiration date 3/11/16		246,000	230,471
	Intel 2.95%
	exercise price $29.96,
	expiration date 12/15/35		300,000	327,750

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
	International Game
	Technology 3.25%
	exercise price $19.97,
	expiration date 5/1/14	USD	231,000	$242,406
	Jefferies Group 3.875%
	exercise price $37.55,
	expiration date 11/1/29		503,000	487,281
	L-3 Communications
	Holdings 3.00%
	exercise price $92.17,
	expiration date 8/1/35		431,000	434,233
	Leap Wireless
	International 4.50%
	exercise price $93.21,
	expiration date 7/15/14		434,000	415,555
#	Lexington Realty Trust
	144A 6.00%
	exercise price $6.93,
	expiration date 1/11/30		198,000	288,585
	Linear Technology 3.00%
	exercise price $42.72,
	expiration date 5/1/27		508,000	528,637
	Live Nation
	Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		561,000	553,285
	MGM Resorts
	International 4.25%
	exercise price $18.58,
	expiration date 4/10/15		361,000	376,117
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/10/15		276,000	529,747
	National Retail
	Properties 3.95%
	exercise price $23.51,
	expiration date 9/15/26		144,000	187,560
#	Nuance Communications
	144A 2.75%
	exercise price $32.30,
	expiration date 11/1/31		115,000	133,472
	NuVasive
	2.25% exercise
	price $44.74, expiration
	date 3/15/13		281,000	280,298
	2.75% exercise
	price $42.13, expiration
	date 6/30/17		368,000	353,050
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		587,000	578,194
	Pantry 3.00%
	exercise price $50.09,
	expiration date 11/15/12		403,000	405,015
*	Peabody Energy 4.75%
	exercise price $58.19,
	expiration date 12/15/41		52,000	44,070
	PHH 4.00%
	exercise price $25.80,
	expiration date 9/1/14		473,000	514,978
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		148,000	147,168
#	Ryman Hospitality Properties
	144A 3.75%
	exercise price $27.25,
	expiration date 9/29/14		119,000	181,921
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17		289,000	328,557
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 7/22/14		132,000	280,335
	Steel Dynamics 5.12%
	exercise price $17.36,
	expiration date 6/15/14		148,000	155,493
	Transocean 1.50%
	exercise price $158.97,
	expiration date 12/15/37		205,000	204,231
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		201,000	307,404
Total Convertible Bonds
	(cost $12,484,615)			13,112,974

Corporate Bonds – 36.83%
Banking – 7.47%
	Abbey National Treasury
	Services 4.00% 4/27/16		670,000	697,400
	AgriBank 9.125% 7/15/19		845,000	1,122,911
•#	Banco Bradesco 144A
	2.537% 5/16/14		1,300,000	1,309,662
#	Banco do Brasil 144A
	6.00% 1/22/20		3,000,000	3,562,499
#	Banco Mercantil del
	Norte 144A
	4.375% 7/19/15		400,000	426,000
	@•6.862% 10/13/21		520,000	565,500
•#	Banco Santander Brazil
	144A 2.485% 3/18/14		2,000,000	1,967,926
#	Banco Santander Chile 144A
	3.75% 9/22/15		2,200,000	2,283,475
	*3.875% 9/20/22		480,000	482,693
#	Banco Votorantim 144A
	•3.362% 3/28/14		2,000,000	2,012,320
	*@5.25% 2/11/16		2,300,000	2,449,500

(continues)       11

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
*	Bancolombia
	5.125% 9/11/22	USD	567,000	$575,505
	Bank of America
	3.75% 7/12/16		1,045,000	1,109,702
	5.65% 5/1/18		1,000,000	1,141,559
	5.70% 1/24/22		1,545,000	1,818,057
	6.00% 9/1/17		1,200,000	1,389,516
	7.375% 5/15/14		100,000	109,507
	7.625% 6/1/19		800,000	1,000,338
	BB&T
	3.95% 3/22/22		575,000	626,180
	5.25% 11/1/19		1,146,000	1,328,141
	Capital One Capital V
	10.25% 8/15/39		500,000	517,500
	Citigroup
	•0.722% 11/5/14		4,600,000	4,530,939
	•1.906% 1/13/14		500,000	504,267
	4.587% 12/15/15		200,000	217,168
	5.50% 10/15/14		600,000	647,317
	6.125% 5/15/18		1,900,000	2,251,983
	8.50% 5/22/19		1,800,000	2,383,690
*	City National
	5.25% 9/15/20		755,000	820,748
#	CoBank 144A
	7.875% 4/16/18		570,000	714,331
#	DnB Bank 144A
	3.20% 4/3/17		3,300,000	3,450,129
	Eksportfinans
	•0.553% 4/5/13		500,000	492,208
	1.60% 3/20/14	JPY	2,000,000	25,269
	1.875% 4/2/13	USD	500,000	497,561
	2.00% 9/15/15		700,000	654,961
	2.375% 5/25/16		100,000	92,579
	3.00% 11/17/14		300,000	294,900
	4.75% 6/11/13	EUR	100,000	131,255
	5.50% 5/25/16	USD	200,000	204,167
	5.50% 6/26/17		300,000	306,317
	Export-Import Bank of Korea
	4.375% 9/15/21		600,000	675,480
	5.00% 4/11/22		2,000,000	2,359,632
	5.125% 3/16/15		200,000	218,447
	5.125% 6/29/20		1,500,000	1,761,428
	5.50% 10/17/12		300,000	300,793
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		1,210,000	1,217,563
	Goldman Sachs Group
	•0.689% 5/18/15	EUR	100,000	124,556
	•0.823% 3/22/16	USD	300,000	288,579
	*•0.853% 7/22/15		200,000	193,702
	•0.958% 1/12/15		700,000	687,156
	3.70% 8/1/15		900,000	949,910
	5.15% 1/15/14		2,000,000	2,100,666
	6.25% 9/1/17		1,100,000	1,290,776
•#	HBOS Capital Funding 144A
	6.071% 6/29/49		300,000	234,750
#	HSBC Bank 144A
	1.625% 8/12/13		2,300,000	2,315,086
	4.75% 1/19/21		890,000	1,022,458
	HSBC Holdings
	4.00% 3/30/22		1,575,000	1,693,199
	ICICI Bank
	5.50% 3/25/15		2,100,000	2,214,007
	#144A 5.50% 3/25/15		3,300,000	3,479,153
	JPMorgan Chase
	•0.877% 5/31/17	EUR	400,000	489,656
	2.92% 9/19/17	CAD	1,088,000	1,107,864
	3.15% 7/5/16	USD	100,000	105,863
	3.25% 9/23/22		1,415,000	1,437,705
	•4.375% 11/30/21	EUR	2,600,000	3,293,322
	4.40% 7/22/20		400,000	440,968
	6.30% 4/23/19	USD	300,000	369,306
	KeyBank 6.95% 2/1/28		1,220,000	1,503,578
	KeyCorp 5.10% 3/24/21		620,000	726,305
	KFW 6.25% 5/19/21	AUD	2,300,000	2,743,807
	Morgan Stanley
	•0.76% 1/9/14	USD	500,000	493,460
	•2.052% 1/24/14		700,000	702,570
	3.45% 11/2/15		1,000,000	1,025,501
	7.30% 5/13/19		2,700,000	3,190,263
	7.60% 8/8/17	NZD	574,000	497,016
•	National City Bank
	0.78% 6/7/17	USD	325,000	311,033
•#	Nordea Bank 144A
	1.355% 1/14/14		3,000,000	3,016,320
	PNC Bank 6.875% 4/1/18		1,415,000	1,759,987
	PNC Funding 5.625% 2/1/17		195,000	224,711
•#	PNC Preferred Funding
	Trust II 144A
	1.611% 3/31/49		1,600,000	1,328,000
•	SunTrust Bank
	0.721% 8/24/15		505,000	487,511
*	SVB Financial Group
	5.375% 9/15/20		190,000	216,840
	UBS
	2.25% 1/28/14		1,900,000	1,930,664
	5.875% 12/20/17		2,000,000	2,370,188
	U.S. Bancorp
	2.95% 7/15/22		615,000	622,156
	U.S. Bank
	4.95% 10/30/14		1,000,000	1,085,768
•	USB Capital IX
	3.50% 10/29/49		1,820,000	1,561,815
	Wachovia
	•0.825% 10/15/16		255,000	246,982
	5.60% 3/15/16		595,000	670,659

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Wells Fargo
	3.50% 3/8/22	USD	195,000	$208,379
	4.75% 2/9/15		250,000	270,543
	Zions Bancorporation
	4.50% 3/27/17		520,000	537,320
	7.75% 9/23/14		280,000	306,609
				103,125,690
Basic Industry – 3.16%
*	AK Steel 7.625% 5/15/20		170,000	149,600
	Alcoa
	5.40% 4/15/21		500,000	525,726
	6.75% 7/15/18		1,455,000	1,682,649
#	Anglo American
	Capital 144A
	2.625% 4/3/17		1,225,000	1,240,520
	2.625% 9/27/17		710,000	713,242
	4.125% 9/27/22		200,000	201,188
	ArcelorMittal
	6.50% 2/25/22		665,000	656,142
	10.10% 6/1/19		1,060,000	1,222,509
	Barrick Gold 3.85% 4/1/22		2,410,000	2,534,965
	Barrick North America
	Finance 4.40% 5/30/21		375,000	408,723
	Cabot
	2.55% 1/15/18		1,565,000	1,606,579
	3.70% 7/15/22		495,000	506,753
•#	Cemex 144A
	5.362% 9/30/15		1,321,000	1,264,858
#	Cemex Espana Luxembourg
	144A 9.25% 5/12/20		100,000	100,770
	Century Aluminum
	8.00% 5/15/14		279,000	283,883
	CF Industries
	6.875% 5/1/18		1,570,000	1,913,438
	7.125% 5/1/20		260,000	326,950
#	CODELCO 144A
	3.00% 7/17/22		975,000	985,088
	Compass Minerals
	International
	8.00% 6/1/19		268,000	290,780
#	CSN Resources 144A
	6.50% 7/21/20		2,600,000	2,814,499
	Domtar 4.40% 4/1/22		545,000	559,099
	Dow Chemical
	8.55% 5/15/19		2,322,000	3,117,869
*#	Essar Steel Algoma 144A
	9.875% 6/15/15		249,000	198,578
*#	FMG Resources August
	2006 144A
	6.875% 4/1/22		65,000	59,719
	7.00% 11/1/15		250,000	250,000
	Freeport-McMoRan Copper
	& Gold 3.55% 3/1/22		815,000	817,445
	Georgia-Pacific
	8.00% 1/15/24		1,757,000	2,403,139
	#144A 8.25% 5/1/16		108,000	116,235
*#	Gerdau Trade 144A
	5.75% 1/30/21		4,300,000	4,686,999
	Headwaters 7.625% 4/1/19		375,000	382,500
	Hexion US Finance
	8.875% 2/1/18		260,000	268,450
	International Paper
	4.75% 2/15/22		725,000	824,801
	6.00% 11/15/41		215,000	262,970
	9.375% 5/15/19		165,000	223,409
	LyondellBasell Industries
	5.75% 4/15/24		425,000	485,563
	6.00% 11/15/21		240,000	274,800
#	MacDermid 144A
	9.50% 4/15/17		251,000	263,236
#	Mexichem 144A
	4.875% 9/19/22		450,000	457,875
	Momentive Performance
	Materials
	11.50% 12/1/16		165,000	94,050
#	Newcrest Finance 144A
	4.20% 10/1/22		475,000	479,172
	Nortek 8.50% 4/15/21		325,000	347,750
	Novelis 8.75% 12/15/20		375,000	417,188
	Ply Gem Industries
	13.125% 7/15/14		157,000	168,383
@=	PT Holdings 7.32% 8/27/13		96,332	10,597
	Rio Tinto Finance
	1.625% 8/21/17		100,000	100,318
	2.875% 8/21/22		1,170,000	1,167,281
	Ryerson
	•7.82% 11/1/14		127,000	127,635
	#144A 9.00% 10/15/17		200,000	205,250
	#144A 11.25% 10/15/18		85,000	85,531
	12.00% 11/1/15		237,000	245,295
	Smurfit Kappa Funding
	7.75% 4/1/15		217,000	219,702
	Steel Dynamics
	7.375% 11/1/12		1,400,000	1,407,000
	Teck Resources
	3.00% 3/1/19		380,000	385,252
	3.75% 2/1/23		805,000	798,033
	Vale Overseas
	4.375% 1/11/22		2,126,000	2,245,398
				43,585,384
Brokerage – 1.08%
	Bear Stearns
	•4.00% 12/7/12	AUD	2,130,000	2,209,389
	7.25% 2/1/18	USD	2,000,000	2,498,554
	E Trade Financial
	12.50% 11/30/17		370,000	422,263

(continues)       13

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
	Jefferies Group
	6.25% 1/15/36	USD	335,000	$335,000
	6.45% 6/8/27		296,000	304,880
	Lazard Group
	6.85% 6/15/17		1,087,000	1,228,042
	Merrill Lynch
	6.875% 4/25/18		2,325,000	2,788,909
	6.875% 11/15/18		4,200,000	5,077,821
				14,864,858
Capital Goods – 0.74%
	Anixter 10.00% 3/15/14		101,000	110,343
*	Berry Plastics 9.75% 1/15/21		265,000	303,425
	Case New Holland
	7.75% 9/1/13		163,000	171,354
#	Consolidated Container
	144A 10.125% 7/15/20		155,000	165,850
	Kratos Defense &
	Security Solutions
	10.00% 6/1/17		145,000	157,325
#	Plastipak Holdings 144A
	10.625% 8/15/19		201,000	231,150
	Thermo Fisher Scientific
	1.85% 1/15/18		470,000	478,397
	3.15% 1/15/23		1,375,000	1,422,473
	TriMas 9.75% 12/15/17		139,000	161,240
	Tyco Electronics Group
	3.50% 2/3/22		640,000	655,263
	6.00% 10/1/12		4,500,000	4,499,999
#	URS 144A 5.00% 4/1/22		610,000	627,677
#	Votorantim Cimentos 144A
	7.25% 4/5/41		1,180,000	1,283,250
				10,267,746
Communications – 3.75%
	America Movil
	3.125% 7/16/22		665,000	686,933
	5.00% 3/30/20		720,000	846,577
	American Tower
	4.70% 3/15/22		300,000	329,712
	5.90% 11/1/21		2,230,000	2,650,343
#	Brasil Telecom 144A
	5.75% 2/10/22		1,358,000	1,425,900
	CCO Holdings
	5.25% 9/30/22		180,000	181,800
	7.375% 6/1/20		105,000	117,731
	CenturyLink 5.80% 3/15/22		1,160,000	1,264,567
	Citizens Communications
	6.25% 1/15/13		78,000	79,170
	Clear Channel
	Communications
	9.00% 3/1/21		150,000	134,250
	Clear Channel
	Worldwide Holdings
	7.625% 3/15/20		220,000	215,225
#	Clearwire Communications
	144A 12.00% 12/1/15		294,000	291,865
#	Columbus International
	144A 11.50% 11/20/14		460,000	515,200
	Comcast 5.70% 5/15/18		1,000,000	1,217,760
*	Cricket Communications
	7.75% 10/15/20		335,000	328,300
	Crown Castle International
	9.00% 1/15/15		80,000	86,200
#	Crown Castle Towers 144A
	4.883% 8/15/20		1,805,000	2,034,524
	Deutsche Telekom
	International Finance
	#144A 2.25% 3/6/17		1,105,000	1,131,413
	#144A 3.125% 4/11/16		680,000	715,687
	4.25% 7/13/22	EUR	850,000	1,258,483
#	Digicel 144A 8.25% 9/1/17	USD	100,000	109,000
#	Digicel Group 144A
	8.25% 9/30/20		640,000	675,200
	DIRECTV Holdings
	3.80% 3/15/22		1,750,000	1,804,430
	5.15% 3/15/42		270,000	275,738
	DISH DBS
	#144A 5.875% 7/15/22		145,000	149,350
	7.875% 9/1/19		268,000	312,890
	Entravision Communications
	8.75% 8/1/17		114,000	123,690
	Historic TW 6.875% 6/15/18		1,660,000	2,106,445
	Intelsat Bermuda
	11.25% 2/4/17		420,000	445,725
	PIK 11.50% 2/4/17		410	436
	#PIK 144A
	11.50% 2/4/17		105,000	111,694
	Intelsat Jackson Holdings
	7.25% 10/15/20		195,000	210,844
	Interpublic Group
	4.00% 3/15/22		1,065,000	1,117,843
	Level 3 Communications
	11.875% 2/1/19		150,000	171,000
	Level 3 Financing
	10.00% 2/1/18		213,000	238,028
	MetroPCS Wireless
	6.625% 11/15/20		150,000	157,688
	Motorola Solutions
	3.75% 5/15/22		1,500,000	1,562,484
#	Nara Cable Funding 144A
	8.875% 12/1/18		420,000	385,350
	NBCUniversal Media
	2.875% 1/15/23		410,000	409,250
	4.45% 1/15/43		450,000	448,466
	Nielsen Finance
	11.50% 5/1/16		130,000	145,925
	11.625% 2/1/14		82,000	92,865

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
	NII Capital 7.625% 4/1/21	USD	316,000	$252,800
	PAETEC Holding
	8.875% 6/30/17		157,000	171,130
*#	Qtel International
	Finance 144A
	4.75% 2/16/21		2,000,000	2,222,999
	Qwest 6.75% 12/1/21		565,000	680,173
#	Sinclair Television
	Group 144A
	9.25% 11/1/17		216,000	240,300
#	Sirius XM Radio 144A
	8.75% 4/1/15		250,000	285,625
	Sprint Capital
	8.75% 3/15/32		162,000	168,480
	Sprint Nextel
	6.00% 12/1/16		145,000	150,075
	8.375% 8/15/17		155,000	173,213
	9.125% 3/1/17		250,000	284,375
	Telecom Italia Capital
	5.25% 10/1/15		885,000	933,675
	Telefonica Emisiones
	5.462% 2/16/21		340,000	334,050
	6.421% 6/20/16		815,000	862,881
	Telesat Canada
	#144A 6.00% 5/15/17		190,000	198,550
	12.50% 11/1/17		85,000	94,988
#	Tencent Holdings 144A
	3.375% 3/5/18		1,105,000	1,119,387
	Time Warner Cable
	4.50% 9/15/42		10,000	10,014
	5.85% 5/1/17		375,000	447,142
	6.75% 7/1/18		1,500,000	1,888,773
	8.25% 4/1/19		1,080,000	1,451,521
#	Univision Communications
	144A 6.875% 5/15/19		265,000	274,275
#	UPC Holding 144A
	9.875% 4/15/18		170,000	187,850
#	UPCB Finance III 144A
	6.625% 7/1/20		520,000	547,300
	Verizon Communications
	8.75% 11/1/18		3,600,000	5,032,471
#	VimpelCom 144A
	7.748% 2/2/21		585,000	626,681
•#	VimpelCom Holdings 144A
	4.362% 6/29/14		420,000	422,985
	Virgin Media Finance
	8.375% 10/15/19		200,000	228,500
	Virgin Media Secured
	Finance 6.50% 1/15/18		2,470,000	2,716,999
#	Vivendi 144A
	3.45% 1/12/18		830,000	846,952
	6.625% 4/4/18		1,155,000	1,347,631
	Vodafone Group
	2.50% 9/26/22		675,000	675,473
	West 7.875% 1/15/19		100,000	103,500
#	Wind Acquisition Finance
	144A 11.75% 7/15/17		175,000	165,813
	Windstream
	7.875% 11/1/17		3,000	3,368
	8.125% 8/1/13		103,000	108,665
				51,824,595
Consumer Cyclical – 1.94%
*	American Axle &
	Manufacturing
	7.875% 3/1/17		344,000	359,480
	Ameristar Casinos
	7.50% 4/15/21		285,000	307,800
	ArvinMeritor
	8.125% 9/15/15		443,000	467,365
	Chrysler Group
	8.25% 6/15/21		305,000	326,350
	CKE Restaurants
	11.375% 7/15/18		232,000	270,280
#	Daimler Finance North
	America 144A
	2.25% 7/31/19		895,000	892,624
	Dave & Buster’s
	11.00% 6/1/18		75,000	85,125
	Delphi 6.125% 5/15/21		545,000	606,313
	Dollar General
	4.125% 7/15/17		175,000	183,750
	eBay 4.00% 7/15/42		2,565,000	2,507,629
#	Equinox Holdings 144A
	9.50% 2/1/16		40,000	42,700
	Ford Motor 7.45% 7/16/31		655,000	817,931
	Ford Motor Credit
	3.984% 6/15/16		485,000	511,632
	5.00% 5/15/18		925,000	1,012,156
	8.00% 6/1/14		300,000	331,438
	8.70% 10/1/14		3,800,000	4,323,080
	12.00% 5/15/15		480,000	598,800
	Hanesbrands
	6.375% 12/15/20		255,000	277,950
#	HD Supply 144A
	11.00% 4/15/20		150,000	166,875
	Host Hotels & Resorts
	*4.75% 3/1/23		845,000	879,856
	#144A 5.25% 3/15/22		280,000	303,800
	5.875% 6/15/19		295,000	325,975
#	Hyundai Capital America
	144A 2.125% 10/2/17		705,000	705,931
	Ingles Markets
	8.875% 5/15/17		196,000	212,170
	Levi Strauss 7.625% 5/15/20		100,000	108,500
	Lowe’s 3.12% 4/15/22		925,000	961,203
	M/I Homes 8.625% 11/15/18		225,000	244,406
	Macy’s Retail Holdings
	5.90% 12/1/16		763,000	891,629

(continues)       15

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	MGM Resorts International
	7.75% 3/15/22	USD	65,000	$68,250
	11.375% 3/1/18		579,000	686,115
	Mohawk Industries
	6.375% 1/15/16		146,000	164,980
	Norcraft 10.50% 12/15/15		169,000	170,690
	Pinnacle Entertainment
	8.75% 5/15/20		140,000	155,225
*	Quiksilver 6.875% 4/15/15		225,000	225,000
*	Rite Aid 9.25% 3/15/20		75,000	77,250
	Royal Caribbean Cruises
	7.00% 6/15/13		250,000	259,375
	Ryland Group 8.40% 5/15/17		172,000	204,250
#	Sealy Mattress 144A
	10.875% 4/15/16		53,000	58,035
	Standard Pacific
	10.75% 9/15/16		248,000	304,420
	Tomkins 9.00% 10/1/18		99,000	110,880
#	Volkswagen International
	Finance 144A
	1.625% 8/12/13		2,800,000	2,828,073
	Walgreen 3.10% 9/15/22		1,340,000	1,362,771
	Wyndham Worldwide
	4.25% 3/1/22		350,000	360,397
	5.625% 3/1/21		450,000	497,309
	5.75% 2/1/18		475,000	535,438
	Wynn Las Vegas
	7.75% 8/15/20		60,000	67,050
				26,858,256
Consumer Non-Cyclical – 3.73%
	Accellent 8.375% 2/1/17		150,000	154,875
#	ADT 144A 3.50% 7/15/22		875,000	910,915
	Altria Group 9.70% 11/10/18		338,000	484,717
	Amgen
	3.625% 5/15/22		790,000	834,559
	3.875% 11/15/21		405,000	436,021
	5.375% 5/15/43		430,000	500,289
	Anheuser-Busch InBev
	Worldwide
	•0.998% 1/27/14		3,800,000	3,828,187
	5.375% 1/15/20		1,000,000	1,243,599
	#Biomet 144A
	6.50% 8/1/20		180,000	186,975
	6.50% 10/1/20		55,000	54,175
	Bio-Rad Laboratories
	8.00% 9/15/16		146,000	160,600
	Boston Scientific
	6.00% 1/15/20		695,000	827,361
*#	Brasil Foods 144A
	5.875% 6/6/22		1,085,000	1,188,075
	CareFusion 6.375% 8/1/19		2,085,000	2,500,473
	Celgene
	2.45% 10/15/15		330,000	342,321
	3.25% 8/15/22		255,000	257,962
	3.95% 10/15/20		835,000	899,780
	Coca-Cola Enterprises
	1.125% 11/12/13		2,000,000	2,011,468
	Community Health Systems
	8.00% 11/15/19		110,000	121,275
	Constellation Brands
	4.625% 3/1/23		150,000	153,750
	6.00% 5/1/22		265,000	302,763
	Del Monte 7.625% 2/15/19		445,000	460,019
#	Dole Food 144A
	8.00% 10/1/16		123,000	129,304
	Energizer Holdings
	4.70% 5/24/22		2,100,000	2,231,756
#	Express Scripts
	Holding 144A
	2.65% 2/15/17		565,000	592,677
	4.75% 11/15/21		335,000	388,341
	Geo Group 6.625% 2/15/21		145,000	155,875
#	H&E Equipment Services
	144A 7.00% 9/1/22		270,000	281,475
	HCA 7.50% 2/15/22		315,000	358,313
	HCA Holdings 7.75% 5/15/21		355,000	388,725
#	Heineken 144A
	3.40% 4/1/22		1,350,000	1,408,865
#	Highmark 144A
	4.75% 5/15/21		405,000	416,168
	6.125% 5/15/41		150,000	158,035
	Iron Mountain
	7.75% 10/1/19		75,000	84,750
	Jarden
	6.125% 11/15/22		215,000	233,275
	7.50% 1/15/20		30,000	33,300
#	Kinetic Concepts 144A
	12.50% 11/1/19		260,000	247,000
#	Kraft Foods Group 144A
	5.00% 6/4/42		815,000	912,879
	Kroger 3.40% 4/15/22		385,000	401,788
	Laboratory Corp. of
	America Holdings
	2.20% 8/23/17		1,455,000	1,487,809
	*3.75% 8/23/22		1,235,000	1,294,933
	LVB Acquisition
	11.625% 10/15/17		176,000	187,660
	Molson Coors Brewing
	5.00% 5/1/42		5,000	5,609
#	MultiPlan 144A
	9.875% 9/1/18		330,000	366,300
#	Mylan 144A 6.00% 11/15/18		315,000	335,475
	NBTY 9.00% 10/1/18		385,000	430,238

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Pernod-Ricard 144A
	2.95% 1/15/17	USD	405,000	$422,962
	5.75% 4/7/21		895,000	1,066,657
	Pfizer 5.35% 3/15/15		4,100,000	4,586,485
	PHH
	7.375% 9/1/19		170,000	182,750
	9.25% 3/1/16		405,000	466,763
	Quest Diagnostics
	4.70% 4/1/21		1,110,000	1,249,507
	RadNet Management
	10.375% 4/1/18		125,000	126,875
	Reynolds Group Issuer
	9.00% 4/15/19		730,000	748,250
	RSC Equipment Rental
	10.25% 11/15/19		278,000	318,310
#	SABMiller Holdings 144A
	2.45% 1/15/17		595,000	622,980
	3.75% 1/15/22		1,845,000	2,007,508
*	Safeway 4.75% 12/1/21		975,000	995,872
	Scotts Miracle-Gro
	6.625% 12/15/20		125,000	135,313
	Tops Markets
	10.125% 10/15/15		117,000	123,874
	Tyson Foods 4.50% 6/15/22		860,000	905,150
	Watson Pharmaceuticals
	3.25% 10/1/22		340,000	345,071
	WellPoint 3.30% 1/15/23		1,730,000	1,753,580
	Western Union
	3.65% 8/22/18		460,000	510,116
#	Woolworths 144A
	3.15% 4/12/16		305,000	320,743
	4.55% 4/12/21		320,000	358,418
	Yale University
	2.90% 10/15/14		1,115,000	1,172,436
	Zimmer Holdings
	3.375% 11/30/21		1,200,000	1,259,674
	4.625% 11/30/19		1,205,000	1,379,321
				51,449,324
Electric – 2.80%
	AES 8.00% 6/1/20		133,000	155,278
	Ameren Illinois
	9.75% 11/15/18		1,930,000	2,707,355
#	American Transmission
	Systems 144A
	5.25% 1/15/22		1,225,000	1,423,972
*	Appalachian Power
	7.95% 1/15/20		1,000,000	1,351,895
#	Calpine 144A
	7.875% 7/31/20		225,000	246,938
#	Centrais Eletricas Brasileiras
	144A 5.75% 10/27/21		916,000	1,023,630
	CMS Energy
	4.25% 9/30/15		1,465,000	1,558,468
	6.25% 2/1/20		575,000	667,724
	ComEd Financing III
	6.35% 3/15/33		680,000	690,200
	Commonwealth Edison
	3.80% 10/1/42		170,000	172,724
	Duquense Light Holdings
	5.50% 8/15/15		756,000	801,467
	Elwood Energy
	8.159% 7/5/26		229,191	231,483
	Entergy
	3.625% 9/15/15		215,000	226,330
	5.125% 9/15/20		3,000,000	3,246,518
•	FPL Group Capital
	6.35% 10/1/66		1,205,000	1,278,425
	6.65% 6/15/67		135,000	144,866
	GenOn Energy
	9.875% 10/15/20		200,000	223,000
Φ	Great Plains Energy
	5.292% 6/15/22		1,070,000	1,201,961
•	Integrys Energy Group
	6.11% 12/1/66		810,000	851,279
	Ipalco Enterprises
	5.00% 5/1/18		405,000	426,263
	Jersey Central
	Power & Light
	5.625% 5/1/16		80,000	92,552
	*7.35% 2/1/19		1,000,000	1,284,745
#	Korea Hydro & Nuclear
	Power 144A
	3.00% 9/19/22		1,070,000	1,064,736
	LG&E & KU Energy
	3.75% 11/15/20		965,000	1,005,316
	4.375% 10/1/21		1,230,000	1,351,060
	Mirant Americas
	8.50% 10/1/21		210,000	229,425
	NiSource Finance
	5.80% 2/1/42		705,000	836,625
	NRG Energy
	7.875% 5/15/21		190,000	207,575
@#	Pedernales Electric
	Cooperative 144A
	6.202% 11/15/32		620,000	676,417
	Pennsylvania Electric
	5.20% 4/1/20		1,105,000	1,246,363
	PPL Capital Funding
	4.20% 6/15/22		250,000	266,994
	•6.70% 3/30/67		440,000	458,063
	Public Service Oklahoma
	5.15% 12/1/19		1,170,000	1,362,758
	Puget Energy
	6.00% 9/1/21		340,000	380,929
	6.50% 12/15/20		3,800,000	4,365,207
•	Puget Sound Energy
	6.974% 6/1/67		1,295,000	1,382,059
	SCANA 4.125% 2/1/22		740,000	760,936

(continues)       17

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Electric (continued)
	Tokyo Electric Power
	4.50% 3/24/14	EUR	1,100,000	$1,422,486
•	Wisconsin Energy
	6.25% 5/15/67	USD	1,480,000	1,577,781
				38,601,803
Energy – 3.34%
	Antero Resources Finance
	9.375% 12/1/17		122,000	135,420
	BP Capital Markets
	3.625% 5/8/14		500,000	524,538
	4.75% 3/10/19		160,000	186,110
	Comstock Resources
	7.75% 4/1/19		110,000	111,100
	Continental Resources
	5.00% 9/15/22		190,000	199,025
	Ecopetrol 7.625% 7/23/19		1,207,000	1,550,995
#	ENI 144A
	4.15% 10/1/20		1,085,000	1,094,333
	EOG Resources
	2.625% 3/15/23		1,285,000	1,301,808
	Forest Oil 7.25% 6/15/19		207,000	206,483
	Gazprom
	#144A 7.288% 8/16/37		900,000	1,138,500
	10.50% 3/25/14		500,000	559,525
#*	Gazprom Neft 144A
	4.375% 9/19/22		540,000	540,000
#	Helix Energy Solutions
	Group 144A
	9.50% 1/15/16		165,000	172,425
#	Hercules Offshore 144A
	10.50% 10/15/17		314,000	332,448
#	Hilcorp Energy I 144A
	7.625% 4/15/21		135,000	149,175
	Holly 9.875% 6/15/17		217,000	238,971
	Linn Energy
	#144A 6.25% 11/1/19		60,000	59,775
	#144A 6.50% 5/15/19		70,000	70,350
	8.625% 4/15/20		125,000	137,500
	Lukoil International Finance
	6.125% 11/9/20		1,225,000	1,389,150
#	Murray Energy 144A
	10.25% 10/15/15		237,000	233,445
	Newfield Exploration
	5.625% 7/1/24		105,000	116,681
	PDC Energy
	12.00% 2/15/18		162,000	177,390
	Pemex Project Funding
	Master Trust
	6.625% 6/15/35		340,000	428,400
#	Pertamina Persero 144A
	4.875% 5/3/22		700,000	755,125
	6.00% 5/3/42		800,000	870,000
	Petrobras International Finance
	3.50% 2/6/17		499,000	523,118
	3.875% 1/27/16		770,000	818,364
	5.375% 1/27/21		1,491,000	1,687,471
	Petrohawk Energy
	7.25% 8/15/18		1,085,000	1,234,143
	Petroleos de Venezuela
	9.00% 11/17/21		2,973,000	2,571,645
	Petroleos Mexicanos
	5.50% 6/27/44		1,090,000	1,201,725
	Pride International
	6.875% 8/15/20		2,575,000	3,264,914
*	Quicksilver Resources
	9.125% 8/15/19		155,000	148,025
	Range Resources
	5.75% 6/1/21		95,000	102,600
	8.00% 5/15/19		282,000	314,430
#	Samson Investment 144A
	9.75% 2/15/20		70,000	72,188
	SandRidge Energy
	7.50% 3/15/21		90,000	93,150
	#144A 8.125% 10/15/22		140,000	149,275
#	Sinopec Group Overseas
	Development 2012
	144A 2.75% 5/17/17		700,000	727,574
	Southwestern Energy
	7.50% 2/1/18		2,300,000	2,776,140
	Talisman Energy
	5.50% 5/15/42		1,630,000	1,842,660
	TNK-BP Finance
	*6.25% 2/2/15		2,100,000	2,291,730
	7.50% 3/13/13		4,600,000	4,736,758
	#144A 7.50% 7/18/16		630,000	731,115
	Total Capital International
	2.70% 1/25/23		840,000	858,120
	Transocean
	3.80% 10/15/22		1,855,000	1,868,471
	5.05% 12/15/16		1,435,000	1,605,085
	Weatherford Bermuda
	4.50% 4/15/22		1,295,000	1,356,913
	9.625% 3/1/19		775,000	1,010,029
#	Woodside Finance 144A
	8.125% 3/1/14		320,000	349,319
	8.75% 3/1/19		890,000	1,170,467
				46,184,101
Finance Companies – 2.24%
	American Express
	7.00% 3/19/18		6,100,000	7,729,310
#	BM&FBovespa 144A
	5.50% 7/16/20		200,000	229,300
#	CDP Financial 144A
	4.40% 11/25/19		1,260,000	1,450,221
	5.60% 11/25/39		880,000	1,130,672

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
•	Credit Suisse USA
	0.708% 4/12/13	USD	4,000,000	$4,004,868
	FTI Consulting
	6.75% 10/1/20		230,000	246,675
	7.75% 10/1/16		5,000	5,163
	General Electric Capital
	3.15% 9/7/22		610,000	614,036
	5.50% 2/1/17	NZD	720,000	627,270
	6.00% 8/7/19	USD	2,245,000	2,734,513
	•6.25% 12/15/49		1,600,000	1,695,958
	•7.125% 12/15/49		600,000	671,263
	International Lease Finance
	5.875% 4/1/19		265,000	282,301
	6.25% 5/15/19		565,000	610,200
	8.25% 12/15/20		180,000	214,650
	8.75% 3/15/17		495,000	581,625
#	IPIC GMTN 144A
	5.50% 3/1/22		546,000	614,250
#	LJ VP Holdings 144A
	3.80% 6/18/19		595,000	628,789
#	Nuveen Investments 144A
	9.50% 10/15/20		500,000	500,000
	SLM
	5.375% 5/15/14		1,400,000	1,479,831
	6.25% 1/25/16		1,300,000	1,417,000
•#	SSIF Nevada 144A
	1.155% 4/14/14		900,000	904,424
#	Temasek Financial I 144A
	2.375% 1/23/23		810,000	813,153
*	Waha Aerospace
	3.925% 7/28/20		1,680,000	1,810,200
				30,995,672
Insurance – 1.41%
	Alleghany 4.95% 6/27/22		510,000	556,797
	American International Group
	#144A 3.75% 11/30/13		600,000	616,101
	4.875% 6/1/22		285,000	321,811
	5.85% 1/16/18		95,000	110,449
	8.25% 8/15/18		2,720,000	3,506,166
•	Chubb 6.375% 3/29/67		820,000	877,400
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		305,000	242,475
*•	ING Groep 5.775% 12/29/49		425,000	388,875
#	ING US 144A 5.50% 7/15/22		830,000	867,481
#	Liberty Mutual Group 144A
	4.95% 5/1/22		760,000	796,476
	6.50% 5/1/42		1,555,000	1,689,105
	•7.00% 3/15/37		180,000	171,900
	MetLife
	3.048% 12/15/22		675,000	683,864
	6.817% 8/15/18		500,000	629,936
#	Metlife Capital Trust IV 144A
	7.875% 12/15/37		300,000	355,500
#	MetLife Capital Trust X
	144A 9.25% 4/8/38	1,100,000	1,457,500
#	Metropolitan Life Global
	Funding I 144A
	3.875% 4/11/22	200,000	218,525
@#	NLV Financial 144A
	6.50% 3/15/35	385,000	351,580
	Prudential Financial
	3.875% 1/14/15	290,000	308,187
	4.50% 11/15/20	265,000	295,218
	4.50% 11/16/21	80,000	88,420
	•5.875% 9/15/42	555,000	570,956
	6.00% 12/1/17	540,000	639,956
@#	Stone Street 144A
	5.902% 12/15/15	2,300,000	2,420,488
•#	Symetra Financial 144A
	8.30% 10/15/37	515,000	534,313
t=‡#	Twin Reefs Pass Through
	Trust 144A
	0.00% 12/29/49	300,000	0
•	XL Group 6.50% 12/31/49	275,000	254,375
•#	ZFS Finance USA Trust II
	144A 6.45% 12/15/65	500,000	532,500
			19,486,354

Natural Gas – 2.34%
	AmeriGas Finance
	6.50% 5/20/21	82,000	86,510
	6.75% 5/20/20	60,000	64,200
	7.00% 5/20/22	70,000	75,600
	CenterPoint Energy
	5.95% 2/1/17	830,000	973,261
#	CNOOC Finance
	2012 144A
	3.875% 5/2/22	6,675,000	7,093,995
	Copano Energy
	7.75% 6/1/18	218,000	229,990
	El Paso Pipeline
	6.50% 4/1/20	930,000	1,107,942
•	Enbridge Energy
	8.05% 10/1/37	1,365,000	1,547,472
	Energy Transfer Partners
	9.70% 3/15/19	916,000	1,211,938
	Enterprise Products
	Operating
	4.45% 2/15/43	20,000	19,864
	•7.034% 1/15/68	1,645,000	1,844,455
	9.75% 1/31/14	1,005,000	1,119,792
	Kinder Morgan
	Energy Partners
	3.45% 2/15/23	420,000	433,345
	5.95% 2/15/18	1,000,000	1,205,285
	9.00% 2/1/19	1,170,000	1,553,318
	ONEOK Partners
	2.00% 10/1/17	2,450,000	2,498,380

(continues)        19

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
	Plains All American Pipeline
	8.75% 5/1/19	USD	1,045,000	$1,407,020
@	Ras Laffan Liquefied
	Natural Gas II
	5.298% 9/30/20		2,392,500	2,703,524
#	Ras Laffan Liquefied
	Natural Gas III 144A
	5.832% 9/30/16		650,657	712,469
#	Rockies Express
	Pipeline 144A
	6.25% 7/15/13		1,000,000	1,025,000
	6.85% 7/15/18		500,000	513,750
	Sempra Energy
	2.875% 10/1/22		1,020,000	1,034,462
#	Suburban Propane
	Partners 144A
	7.375% 8/1/21		105,000	112,613
•	TransCanada PipeLines
	6.35% 5/15/67		1,920,000	2,055,162
	Williams Partners
	3.35% 8/15/22		580,000	594,117
	7.25% 2/1/17		915,000	1,113,720
				32,337,184
Real Estate – 1.32%
	Alexandria Real Estate
	Equities 4.60% 4/1/22		980,000	1,047,608
	Boston Properties
	3.85% 2/1/23		755,000	796,852
	Brandywine Operating
	Partnership
	4.95% 4/15/18		755,000	812,107
	BRE Properties
	3.375% 1/15/23		770,000	767,539
	Developers Diversified Realty
	4.625% 7/15/22		265,000	288,709
	4.75% 4/15/18		310,000	344,360
	7.50% 4/1/17		625,000	748,625
	7.875% 9/1/20		631,000	814,640
	9.625% 3/15/16		145,000	180,671
	Digital Realty Trust
	5.25% 3/15/21		1,280,000	1,426,556
	5.875% 2/1/20		425,000	492,041
	HCP 5.375% 2/1/21		2,300,000	2,628,369
	Liberty Property
	4.125% 6/15/22		455,000	477,259
	Mack-Cali Realty
	4.50% 4/18/22		635,000	681,025
	National Retail Properties
	3.80% 10/15/22		150,000	153,289
	Qatari Diar Finance
	3.50% 7/21/15		2,100,000	2,220,750
	5.00% 7/21/20		500,000	573,750
	#144A 5.00% 7/21/20		486,000	557,685
	Regency Centers
	4.80% 4/15/21	420,000	464,477
	5.875% 6/15/17	285,000	329,624
	UDR 4.625% 1/10/22	870,000	962,002
•#	USB Realty 144A
	1.602% 12/29/49	100,000	83,008
#	WEA Finance 144A
	3.375% 10/3/22	550,000	547,919
	4.625% 5/10/21	785,000	858,510
			18,257,375
Technology – 0.75%
#	Advanced Micro
	Devices 144A
	7.50% 8/15/22	55,000	53,350
	Amkor Technology
	7.375% 5/1/18	125,000	130,625
	Avaya
	#144A 7.00% 4/1/19	160,000	149,600
	*9.75% 11/1/15	300,000	267,750
	10.125% 11/1/15	10,000	8,975
	CDW 12.535% 10/12/17	180,000	193,050
	Fidelity National Information
	Services 7.875% 7/15/20	75,000	84,188
	First Data
	9.875% 9/24/15	320,000	328,000
	10.55% 9/24/15	185,000	190,319
	*11.25% 3/31/16	160,000	156,000
	Fiserv 3.50% 10/1/22	610,000	613,420
	GXS Worldwide
	9.75% 6/15/15	514,000	531,990
	Jabil Circuit 7.75% 7/15/16	82,000	95,325
#	Lawson Software 144A
	9.375% 4/1/19	60,000	66,900
	National Semiconductor
	6.60% 6/15/17	1,395,000	1,747,149
#	Samsung Electronics America
	144A 1.75% 4/10/17	745,000	756,175
#	Seagate Technology
	International 144A
	10.00% 5/1/14	735,000	810,338
	Symantec 4.20% 9/15/20	2,585,000	2,689,182
	Xerox 6.35% 5/15/18	1,220,000	1,434,105
			10,306,441
Transportation – 0.76%
	Air Medical Group Holdings
	9.25% 11/1/18	225,000	246,375
t	American Airlines 2011-1
	Class A Pass Through
	Trust 5.25% 1/31/21	568,365	592,520
#	Brambles USA 144A
	3.95% 4/1/15	1,660,000	1,741,154
	5.35% 4/1/20	320,000	360,706

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
t	Continental Airlines 2009-2
	Class A Pass Through
	Trust 7.25% 11/10/19	USD	811,571	$927,220
t	Delta Air Lines 2007-1 Class A
	Pass Through Trust
	6.821% 8/10/22		354,847	392,106
t	Delta Air Lines 2010-1
	Class A Pass Through
	Trust 6.20% 7/2/18		426,026	465,433
t#	Doric Nimrod Air Finance
	Alpha 2012-1 Class A
	Pass Through Trust
	144A 5.125% 11/30/24		400,000	416,000
#	ERAC USA Finance 144A
	5.25% 10/1/20		1,365,000	1,554,606
#	Penske Truck Leasing 144A
	3.375% 3/15/18		410,000	410,772
	3.75% 5/11/17		730,000	749,665
	4.875% 7/11/22		290,000	290,047
	Russian Railways
	5.739% 4/3/17		1,000,000	1,110,580
#	Transnet 144A
	4.00% 7/26/22		230,000	234,370
t	UAL 2009-1 Pass
	Through Trust
	10.40% 11/1/16		364,022	419,535
t	UAL 2009-2A Pass
	Through Trust
	9.75% 1/15/17		239,200	273,884
#	United Air Lines 144A
	12.00% 11/1/13		282,000	291,165
				10,476,138
Total Corporate Bonds
	(cost $477,549,076)			508,620,921

Municipal Bonds – 0.64%
	Bay Area, California
	Toll Authority
	6.918% 4/1/40		800,000	1,125,736
	7.043% 4/1/50		3,000,000	4,389,060
	California State
	7.30% 10/1/39		200,000	267,394
	Los Angeles, California
	Community College
	District Revenue
	Build America Bond
	6.60% 8/1/42		800,000	1,084,328
	New York City Transitional
	Finance Authority
	5.508% 8/1/37		700,000	891,086
	New York State Urban
	Development
	5.77% 3/15/39		800,000	996,512
	Oregon State Taxable
	Pension 5.892% 6/1/27		65,000	81,044
	Sacramento County,
	California Public
	Finance Authority
	Revenue (Housing
	Tax County Project)
	Series B 5.18% 12/1/13
	(NATL-RE) (FGIC)		45,000	45,323
Total Municipal Bonds
	(cost $6,481,333)			8,880,483

Non-Agency Asset-Backed-Securities – 1.16%
•	Ally Master Owner Trust
	Series 2011-1 A1
	1.091% 1/15/16		730,000	735,074
•	American Express Credit
	Account Master
	Trust Series 2010-1 B
	0.821% 11/16/15		405,000	405,715
#	Avis Budget Rental Car
	Funding AESOP Series
	2011-2A A 144A
	2.37% 11/20/14		465,000	477,661
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		685,000	840,558
	CenterPoint Energy
	Transition Bond
	Series 2012-1 A2
	2.161% 10/15/21		405,000	424,896
	Centex Home Equity
	Series 2002-A AF6
	5.54% 1/25/32		17,751	17,878
•#	Citibank Omni Master Trust
	Series 2009-A14A A14
	144A 2.971% 8/15/18		400,000	418,738
	Citicorp Residential
	Mortgage Securities
	Series 2006-3 A4
	5.703% 11/25/36		726,922	705,100
	Series 2006-3 A5
	5.948% 11/25/36		900,000	814,919
•	Countrywide Asset-Backed
	Certificates
	Series 2006-11 1AF6
	5.591% 9/25/46		1,178,098	863,262
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		310,000	379,438
	Series 2012-A1 A1
	0.81% 8/15/17		685,000	690,865
#	Enterprise Fleet Financing
	Series 2012-1 A2 144A
	1.14% 11/20/17		280,000	281,052

(continues)         21

Statements of net assets

Optimum Fixed Income Fund

			Principal	Value
			Amount°	(U.S. $)
Non-Agency Asset-Backed-Securities (continued)
	GE Capital Credit Card
	Master Note Trust
	Series 2012-2 A
	2.22% 1/18/22	USD	365,000	$376,314
	Series 2012-6 A
	1.36% 8/17/20		625,000	630,493
#	Golden Credit Card
	Trust 144A
	Series 2012-1A A1
	1.77% 1/15/19		575,000	592,475
	Series 2012-5A A
	0.79% 9/15/17		775,000	775,545
•	HSI Asset Securitization Trust
	Series 2006-HE1 2A1
	0.267% 10/25/36		52,245	20,361
•#	MASTR Specialized Loan
	Trust Series 2005-2 A2
	144A 5.006% 7/25/35		75,757	77,021
•	RASC Trust
	Series 2006-EMX1 A2
	0.447% 1/25/36		189,487	177,431
•	SLM Student Loan Trust
	Series 2005-4 A2
	0.531% 4/26/21		460,893	460,761
	Series 2008-9 A
	1.951% 4/25/23		4,354,851	4,533,002
#	Sonic Capital
	Series 2011-1A A2
	144A 5.438% 5/20/41		321,600	358,357
•#	Trafigura Securitisation
	Finance
	Series 2012-1A A 144A
	2.621% 10/15/15		500,000	507,734
•	Vanderbilt Mortgage
	Finance Series 2001-A
	A4 7.235% 6/7/28		50,087	51,951
	World Financial Network
	Credit Card Master
	Trust Series 2012-B A
	1.76% 5/17/21		360,000	362,226
Total Non-Agency Asset-
	Backed Securities
	(cost $15,884,668)			15,978,827

Non-Agency Collateralized Mortgage Obligations – 3.63%
•	ARM Trust
	Series 2004-5 3A1
	2.783% 4/25/35		2,429,251	2,423,940
	Series 2005-10 3A31
	5.119% 1/25/36		1,138,161	1,070,586
	Series 2006-2 1A4
	5.37% 5/25/36		1,440,000	1,115,101
	Bank of America Alternative
	Loan Trust
	Series 2005-3 2A1
	5.50% 4/25/20	61,841	65,290
	Series 2005-6 7A1
	5.50% 7/25/20	193,923	201,961
	Bank of America Funding
	Securities Series 2006-5
	2A10 5.75% 9/25/36	56,909	56,742
•	Bear Stearns ARM Trust
	Series 2005-5
	2.24% 8/25/35	3,536,207	3,581,651
•	Chase Mortgage Finance
	Series 2005-A1 3A1
	4.648% 12/25/35	363,688	343,807
•	Chaseflex Trust
	Series 2006-1 A4
	5.777% 6/25/36	420,000	338,526
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21	71,215	73,403
•	Citigroup Mortgage Loan
	Trust Series 2004-UST1
	A6 5.085% 8/25/34	54,959	55,978
	Countrywide Alternative
	Loan Trust
	Series 2003-21T1 A2
	5.25% 12/25/33	47,011	47,254
	Series 2004-14T2 A6
	5.50% 8/25/34	30,599	30,657
	Series 2004-J1 1A1
	6.00% 2/25/34	4,357	4,447
	Series 2004-J2 7A1
	6.00% 12/25/33	5,199	5,196
	Series 2008-2R 3A1
	6.00% 8/25/37	2,869,702	2,301,776
t•	Countrywide Home
	Loan Mortgage Pass
	Through Trust
	Series 2003-21 A1
	3.105% 5/25/33	4,101	4,174
	Series 2007-4 1A1
	6.00% 5/25/37	3,544,727	3,123,443
	Credit Suisse First Boston
	Mortgage Securities
	Series 2004-1 3A1
	7.00% 2/25/34	3,294	3,487
	Credit Suisse Mortgage
	Capital Certificates
	#Series 2005-1R 2A5
	144A 5.75% 12/26/35	4,945,990	4,132,641
	Series 2007-1 5A14
	6.00% 2/25/37	821,493	691,327
	•Series 2007-3 4A6
	0.467% 4/25/37	1,208,237	979,740

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	Credit Suisse Mortgage
	Capital Certificates (continued)
	@•✗Series 2007-3 4A12
	6.534% 4/25/37	USD	1,208,237	$193,601
	Series 2007-3 4A15
	5.50% 4/25/37		536,495	506,203
	Series 2007-5 3A19
	6.00% 8/25/37		1,406,727	1,412,324
	Series 2007-5 10A2
	6.00% 4/25/29		570,657	608,833
•#	Deutsche Mortgage
	Securities
	Series 2005-WF1 1A3
	144A 5.243% 6/26/35		1,720,000	1,689,501
•	First Horizon Asset Securities
	Series 2005-AR2 2A1
	2.586% 6/25/35		348,046	319,152
	GMAC Mortgage Loan
	Trust Series 2006-J1 A1
	5.75% 4/25/36		298,384	295,808
•#	GSMPS Mortgage Loan Trust
	Series 1998-3 A 144A
	7.75% 9/19/27		12,727	13,485
•	GSR Mortgage Loan Trust
	Series 2006-AR1 3A1
	4.906% 1/25/36		187,447	169,756
•	Indymac INDA Mortgage
	Loan Trust
	Series 2006-AR1 A1
	5.418% 8/25/36		436,883	439,843
•	JPMorgan Mortgage Trust
	Series 2006-A6 2A4L
	4.986% 10/25/36		1,450,978	1,211,095
	Series 2006-A7 2A2
	2.802% 1/25/37		275,858	221,399
	Series 2007-A1 6A1
	3.008% 7/25/35		811,165	800,911
	Lehman Mortgage Trust
	Series 2007-10 2A2
	6.50% 1/25/38		4,253,908	4,110,921
	MASTR Alternative
	Loans Trust
	Series 2004-3 8A1
	7.00% 4/25/34		5,595	5,645
	Series 2004-5 6A1
	7.00% 6/25/34		93,064	98,816
•	MASTR ARM Trust
	Series 2003-6 1A2
	2.70% 12/25/33		3,965	3,944
	Series 2005-6 7A1
	5.324% 6/25/35		112,706	111,374
	Series 2006-2 4A1
	3.819% 2/25/36		27,713	26,166
	MASTR Asset Securitization
	Trust Series 2003-9 2A7
	5.50% 10/25/33		152,929	155,890
•	Merrill Lynch Mortgage
	Investors
	Series 2005-A5 A2
	2.574% 6/25/35	460,000	454,114
•	Opteum Mortgage
	Acceptance
	Series 2006-1 2A1
	5.75% 4/25/36	3,549,030	3,570,747
	RALI Trust
	Series 2004-QS2 CB
	5.75% 2/25/34	71,438	71,946
	RFMI Trust I
	Series 2004-S9 2A1
	4.75% 12/25/19	455,925	466,907
•	Sequoia Mortgage Trust
	Series 2007-1 4A1
	5.03% 9/20/46	1,671,146	1,417,996
•	Structured ARM Loan Trust
	Series 2005-22 1A4
	2.666% 12/25/35	1,991,213	1,173,547
	Series 2006-1 7A4
	5.374% 2/25/36	1,269,327	942,161
	Structured Asset Securities
	Series 2005-6 4A1
	5.00% 5/25/35	159,675	157,790
t	Washington Mutual
	Alternative
	Mortgage Pass
	Through Certificates
	Series 2005-1 5A2
	6.00% 3/25/35	79,139	32,195
t	Washington Mutual
	Mortgage Pass
	Through Certificates
	Series 2004-CB3 1A
	6.00% 10/25/34	119,959	128,948
	•Series 2005-AR16 1A3
	2.434%12/25/35	1,225,000	1,096,423
	•Series 2007-HY1 3A3
	5.238% 2/25/37	795,893	728,851
	•Series 2007-HY7 4A1
	5.187% 7/25/37	1,610,613	1,481,886
	Wells Fargo Mortgage-
	Backed Securities Trust
	Series 2005-18 1A1
	5.50% 1/25/36	45,302	44,607
	•Series 2005-AR13 A1
	5.237% 5/25/35	321,072	324,387
	Series 2006-2 3A1
	5.75% 3/25/36	291,189	291,325
	Series 2006-3 A1
	5.50% 3/25/36	184,919	186,802
	Series 2006-3 A11
	5.50% 3/25/36	266,642	273,853
	Series 2006-6 1A3
	5.75% 5/25/36	234,718	230,988

(continues)        23

Statements of net assets

Optimum Fixed Income Fund

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-
Backed Securities Trust (continued)
•Series 2006-AR5 2A1
2.615% 4/25/36	USD	135,413	$118,827
•Series 2006-AR11 A6
5.078% 8/25/36		2,002,220	1,778,582
•Series 2006-AR17 A1
2.612% 10/25/36		1,163,102	1,009,908
Series 2007-10 1A36
6.00% 7/25/37		1,111,663	1,064,600
Series 2007-13 A9
6.00% 9/25/37		168,724	14,581
Total Non-Agency Collateralized
Mortgage Obligations
(cost $49,539,763)			50,107,765

ΔRegional Bonds – 1.44%
Australia – 0.89%
New South Wales Treasury
6.00% 4/1/19	AUD	1,420,000	1,704,522
6.00% 3/1/22	AUD	1,470,000	1,807,199
Queensland Treasury
6.25% 6/14/19	AUD	4,600,000	5,579,769
Victoria Treasury
6.00% 10/17/22	AUD	2,536,000	3,142,174
			12,233,664
Canada – 0.55%
Manitoba Province
2.10% 9/6/22	USD	1,095,000	1,101,654
Ontario Province
3.15% 6/2/22	CAD	2,987,000	3,160,937
4.00% 6/2/21	CAD	2,752,000	3,120,398
Quebec Province
4.25% 12/1/21	CAD	214,000	244,835
			7,627,824
Total Regional Bonds
(cost $18,744,989)			19,861,488

Securities Sold Short – (0.56%)
Fannie Mae S.F. 30 yr TBA
5.50% 10/1/42	USD	6,000,000	(6,577,500)
6.50% 10/1/42		1,000,000	(1,124,062)
Total Securities Sold Short
(proceeds $7,703,281)			(7,701,562)

«Senior Secured Loans – 2.50%
Allied Security Holdings
Tranche Loan 2L
8.50% 1/21/18		150,000	149,906
Avaya
Tranche B1
3.034% 10/26/14		528,113	514,155
Tranche B-3
4.814% 10/27/17		607,534	556,234
	Avis Budget Car Rental
	Tranche B
	6.25% 6/13/18	146,621	147,941
	Tranche C
	4.25% 8/7/19	135,000	136,688
	Bausch & Lomb
	4.75% 6/27/15	400,000	403,500
	Tranche B
	4.75% 4/17/19	413,963	419,224
	BJ’s Wholesale Club 1st Lien
	6.50% 9/29/18	185,000	186,176
	BNY ConvergEx Group
	8.75% 11/29/17	100,497	93,650
	8.75% 12/16/17	239,503	223,187
	Brickman Group
	Holdings Tranche B1
	5.50% 10/14/16	250,506	253,115
	Brock Holdings III
	10.00% 2/15/18	385,000	388,850
	Tranche B
	6.00% 2/15/17	139,933	140,676
	Burlington Coat
	Factory Warehouse
	5.75% 5/1/17	433,053	438,533
	Caesars Entertainment
	Operating Tranche B6
	5.494% 1/28/18	775,000	705,275
@	Cequel Communications
	9.00% 7/24/13	250,000	251,250
	Chesapeake Energy
	8.50% 12/2/17	580,000	582,506
	Chrysler Group
	6.00% 5/24/17	554,180	566,616
	Clear Channel
	Communications
	Tranche A
	3.639% 7/30/14	1,008,916	951,912
	Tranche B
	3.889% 1/29/16	589,333	483,660
	Community Health Systems
	3.819% 1/25/17	720,000	724,219
	Consolidated Containers
	Tranche B
	6.25% 6/17/19	575,000	583,447
	CPG International
	5.75% 9/4/19	130,000	130,447
	DaVita Tranche B
	4.00% 8/1/19	450,000	451,766
	4.50% 10/20/16	1,179,000	1,185,448
	Delos Aircraft
	4.75% 3/17/16	85,000	86,169
	Delta Air Lines Tranche B
	5.50% 4/20/17	479,781	483,377
	Dynegy Power 1st
	Lien 9.25% 8/5/16	237,800	250,369

		Principal		Value
		Amount°		(U.S. $)
«Senior Secured Loans (continued)
	Emdeon Tranche B
	5.00% 11/2/18	USD	298,040	$300,461
	Energy Transfer Equity
	3.75% 3/26/17		155,000	155,277
	Equipower Resources
	Holdings
	1st Lien
	6.50% 11/23/18		104,738	106,309
	2nd Lien
	10.00% 5/23/19		220,000	224,216
	Essar Steel Algoma
	8.75% 9/12/14		230,000	232,300
	First Data Tranche B2
	5.00% 3/24/17		306,681	303,193
	Fresenius Medical
	Care Tranche B
	1.744% 3/31/13		986,877	989,076
	Generac Power
	Systems Tranche
	B 6.25% 5/30/18		195,000	196,707
	GenOn Energy
	Tranche B
	6.00% 12/3/17		156,399	157,898
@	Getty Images
	8.50% 9/19/13		180,000	180,000
	Goodman Global Tranche B
	5.75% 10/28/16		72,896	73,185
	HCA Tranche B
	2.619% 11/18/13		1,000,000	1,001,754
	HD Supply Tranche B
	7.25% 10/12/17		225,000	232,819
@	Hertz 6.375% 8/26/13		180,000	180,450
	Hologic Tranche B
	4.50% 4/29/19		415,000	420,750
	Houghton International
	Tranche B
	6.75% 1/11/16		207,014	209,084
	IASIS Healthcare Tranche B
	5.00% 5/3/18		550,327	552,476
	Immucor 5.75% 8/9/19		536,254	543,850
	Ineos US Finance
	6.50% 5/4/18		253,351	256,359
	Infor US Tranche B
	6.25% 3/16/18		299,250	301,569
	Intelsat Jackson Holding
	Tranche B
	5.25% 4/2/18		763,068	765,853
	Kinetic Concepts Tranche B
	7.00% 1/12/18		471,438	478,952
	Kronos Tranche C
	6.25% 12/28/17		109,175	109,994
	Landry’s Tranche B
	6.50% 3/22/18		472,625	480,700
	Level 3 Financing
	Tranche B
	5.75% 9/1/18		35,000	35,095
	Tranche B 1st Lien
	4.75% 8/1/19		485,000	485,000
	Tranche B2
	5.75% 9/1/18		400,000	401,082
	Lord & Taylor
	5.75% 12/2/18		49,593	50,058
	MModal Tranche B
	6.75% 7/2/19		310,000	308,063
	Momentive Performance
	Materials 3.93% 5/5/15		68,832	66,824
	MTL Publishing Tranche B
	5.50% 11/14/17		169,575	171,864
	MultiPlan 4.75% 8/26/17		332,016	333,832
	Nuveen Investments
	5.50% 5/13/17		80,000	79,700
	5.863% 5/13/17		260,074	258,612
	8.25% 3/1/19		568,000	574,038
	Tranche B
	7.25% 5/13/17		185,000	186,793
	NXP 5.25% 2/13/19		343,275	348,640
	OSI Restaurant Partners
	2.563% 6/14/14		259,265	258,309
	2.593% 6/14/13		24,634	24,543
	Pantry Tranche B
	5.50% 7/12/19		175,000	176,805
	Par Pharmaceutical
	Tranche B
	5.00% 8/2/19		450,000	449,888
	Party City Holdings
	Tranche B
	5.75% 7/10/19		440,000	446,325
	Peninsula Gaming
	Tranche B
	5.75% 5/16/17		440,000	447,427
	P.F. Chang’s China Bistro
	Tranche B
	6.25% 5/15/19		145,000	146,813
	Pharmaceutical Product
	Development
	6.25% 11/10/18		203,463	205,701
	PQ
	6.74% 7/30/15		1,012,000	968,989
	1st Lien
	3.25% 7/30/14		5,000	4,990
	Prestige Brands
	5.25% 12/20/18		94,167	95,388
	Protection One
	5.75% 3/31/19		228,850	231,997
	Remy International
	Tranche B
	6.25% 12/16/16		86,319	86,750

(continues)        25

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
«Senior Secured Loans (continued)
	Reynolds Group
	Holdings 1st Lien
	4.75% 9/21/18	USD	535,000	$537,769
	RGIS Services
	5.50% 5/3/17		313,737	315,305
	Samson Investment 2nd Lien
	6.00% 9/10/18		270,000	272,082
	Sensus USA 2nd Lien
	8.50% 4/13/18		465,000	465,000
	Seven Seas Cruises
	Tranche B
	6.25% 2/16/19		305,000	307,288
@	Silver II Acquisition
	8.00% 9/25/20		510,000	510,000
	Sophia Tranche B
	6.25% 6/5/18		98,105	99,429
	Supervalu Tranche B
	8.00% 8/1/18		199,500	201,031
	Swift Transportation
	Tranche B2
	1.25% 12/15/17		252,308	254,004
	Taminco Global Chemical
	5.25% 2/15/19		218,626	221,359
	Toys R Us Delaware
	Tranche B
	6.00% 9/1/16		871,563	871,022
@	TPC Group 8.25% 8/27/13		600,000	600,000
	Truven Health Analytics
	Tranche B
	6.75% 6/6/19		478,800	483,739
	Univision Communications
	4.489% 10/19/16		250,435	247,931
	US TelePacific
	5.75% 2/10/17		207,503	203,871
	Visant 5.25% 12/22/16		116,814	112,786
	Warner Chilcott
	Tranche B1
	4.25% 3/15/18		69,412	70,183
	Tranche B1 New
	4.25% 3/15/18		26,360	26,653
	Tranche B2
	4.25% 3/15/18		34,968	35,091
	Tranche B3
	4.25% 3/15/18		48,081	48,251
	West Tranche B6
	5.75% 8/1/18		530,000	537,619
	Wide OpenWest
	Finance 1st Lien
	6.25% 7/17/18		708,600	715,998
	Yankee Candle
	5.25% 3/2/19		84,575	85,516
	Zayo Group Tranche B
	7.125% 7/2/19		458,850	464,205
Total Senior Secured Loans
	(cost $33,986,191)			34,471,186

ΔSovereign Bonds – 8.20%
Brazil – 1.32%
# Banco Nacional de
Desenvolvimento
Economico e
Social 144A
6.369% 6/16/18		1,500,000	1,807,500
6.50% 6/10/19		2,500,000	3,093,750
Brazil Notas do Tesouro
Nacional Serie F
10.00% 1/1/13	BRL	401,000	199,085
10.00% 1/1/14	BRL	2,039,000	1,030,967
10.00% 1/1/17	BRL	19,069,000	9,724,741
Republic of Brazil
5.625% 1/7/41	USD	927,000	1,191,195
8.875% 10/14/19		820,000	1,191,050
			18,238,288
Chile – 0.20%
Chile Government
International
Bond
5.50% 8/5/20	CLP	1,208,000,000	2,709,628
			2,709,628
Colombia – 0.22%
Republic of Colombia
4.375% 3/21/23	COP	3,218,000,000	1,765,529
6.125% 1/18/41	USD	918,000	1,248,480
			3,014,009
Finland – 0.07%
Finnish Government
4.00% 7/4/25	EUR	626,000	979,253
			979,253
Indonesia – 0.46%
Indonesia Government
7.00% 5/15/22	IDR	26,246,000,000	2,949,236
7.00% 5/15/27	IDR	12,468,000,000	1,383,175
11.00% 11/15/20	IDR	7,060,000,000	977,994
#	Republic of
Indonesia 144A
5.25% 1/17/42	USD	914,000	1,045,388
			6,355,793
Ireland – 0.06%
*# VEB Finance 144A
6.025% 7/5/22		770,000	861,318
			861,318
Malaysia – 0.03%
Malaysia Government
4.262% 9/15/16	MYR	1,380,000	468,578
			468,578

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
Mexico – 0.74%
Mexican Bonos
6.00% 6/18/15	MXN	28,958,000	$2,329,159
6.50% 6/10/21	MXN	5,990,900	509,199
6.50% 6/9/22	MXN	6,425,000	545,297
8.00% 12/17/15	MXN	26,305,000	2,234,020
8.50% 5/31/29	MXN	20,690,300	2,018,887
10.00% 12/5/24	MXN	16,700,000	1,827,762
United Mexican
4.75% 3/8/44	USD	690,000	769,350
			10,233,674
Netherlands – 0.11%
Northern Lights
7.00% 8/16/19		1,390,000	1,532,475
			1,532,475
Norway – 0.80%
Norwegian
Government
3.75% 5/25/21	NOK	2,484,000	496,837
4.25% 5/19/17	NOK	4,293,000	843,793
*4.50% 5/22/19	NOK	19,852,000	4,069,780
5.00% 5/15/15	NOK	29,765,000	5,683,774
			11,094,184
Panama – 0.14%
Panama Government
International Bond
6.70% 1/26/36	USD	302,000	425,820
7.125% 1/29/26		340,000	483,650
7.25% 3/15/15		234,000	268,515
8.875% 9/30/27		451,000	734,003
			1,911,988
Peru – 0.15%
Republic of Peru
5.625% 11/18/50		300,000	392,250
7.125% 3/30/19		1,218,000	1,619,940
			2,012,190
Philippines – 0.17%
Philippines Republic
5.00% 1/13/37		710,000	844,900
6.50% 1/20/20		520,000	666,250
9.50% 10/21/24		507,000	823,875
			2,335,025
Poland – 0.24%
Poland Government Bond
5.75% 10/25/21	PLN	9,862,000	3,321,146
			3,321,146
Qatar – 0.45%
Qatar Government
International Bond
4.00% 1/20/15	USD	5,800,000	6,171,200
			6,171,200
Republic of Korea – 0.19%
Korea Treasury
Inflation-Linked Bond
2.75% 6/10/20	KRW	711,535,823	750,277
Republic of Korea
5.75% 4/16/14	USD	900,000	966,988
7.125% 4/16/19		700,000	911,200
			2,628,465
South Africa – 0.94%
# Eskom Holdings 144A
5.75% 1/26/21		995,000	1,139,275
Republic of
South Africa
7.25% 1/15/20	ZAR	4,745,000	597,117
8.00% 12/21/18	ZAR	13,874,000	1,825,890
10.50% 12/21/26	ZAR	61,626,000	9,374,135
			12,936,417
Sri Lanka – 0.02%
*# Republic of
Sri Lanka 144A
5.875% 7/25/22	USD	301,000	325,833
			325,833
Turkey – 0.07%
Turkey Government
International Bond
9.00% 3/5/14	TRY	1,741,000	992,408
			992,408
United Kingdom – 1.74%
United Kingdom Gilt
3.75% 9/7/21	GBP	300,000	578,037
4.00% 3/7/22	GBP	9,970,401	19,618,104
4.25% 12/7/27	GBP	478,000	974,365
4.50% 3/7/19	GBP	515,000	1,017,311
4.75% 3/7/20	GBP	910,500	1,847,133
			24,034,950
Uruguay – 0.08%
Uruguay Government
International Bond
8.00% 11/18/22	USD	711,750	1,038,443
			1,038,443
Total Sovereign Bonds
(cost $108,120,096)			113,195,265

(continues)        27

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Supranational Banks – 0.24%
	Andina de Fomento
	4.375% 6/15/22	USD	670,000	$729,970
	International Bank for
	Reconstruction &
	Development
	3.375% 4/30/15	NOK	6,860,000	1,247,915
	3.625% 6/22/20	NOK	4,020,000	748,858
	6.00% 2/15/17	AUD	530,000	608,374
Total Supranational Banks
	(cost $3,061,277)			3,335,117

U.S. Treasury Obligations – 18.98%
	U.S. Treasury Bond
	3.00% 5/15/42	USD	5,295,000	5,491,079
	U.S. Treasury Inflation
	Indexed Bonds
	1.75% 1/15/28		7,545,771	9,788,872
	2.00% 1/15/26		1,616,034	2,127,357
	2.375% 1/15/25		1,701,602	2,313,913
	2.375% 1/15/27		1,817,696	2,513,534
	2.50% 1/15/29		1,814,053	2,599,340
	U.S. Treasury Inflation
	Indexed Notes
	*0.125% 1/15/22		13,462,792	14,708,100
	*0.625% 7/15/21		609,906	698,771
	1.125% 1/15/21		837,856	992,925
	1.25% 7/15/20		1,785,884	2,137,341
	U.S. Treasury Notes
	0.125% 9/30/13		200,000	199,898
	*0.25% 8/31/14		33,000,000	33,011,616
	0.375% 6/30/13		200,000	200,328
	*0.625% 8/31/17		2,015,000	2,016,574
	0.625% 9/30/17		14,815,000	14,815,000
	*1.00% 8/31/19		12,900,000	12,869,762
	1.125% 6/15/13		100,000	100,680
	∞*1.625% 8/15/22		92,970,000	92,882,887
	*2.00% 11/15/21		5,600,000	5,847,190
	*2.00% 2/15/22		54,600,000	56,796,831
Total U.S. Treasury Obligations
	(cost $256,224,995)			262,111,998

			Number of
			Contracts
Option Purchased – 0.00%
Put Option – 0.00%
	AUD, strike price $100.00,
	expires 11/16/12 (BAML)		3,549,000	14,325
Total Option Purchased
	(cost $34,958)			14,325

			Number of
			Shares
Common Stock – 0.00%
=†	Century Communications		1,975,000	0
†	Delta Air Lines		29	266
†	GenOn Energy		343	867
†∏=	PT Holdings		295	3
Total Common Stock
	(cost $244,598)			1,136

Convertible Preferred Stock – 0.12%
*	Apache 6.00%
	exercise price $109.12,
	expiration date 8/1/13		4,350	211,628
	Aspen Insurance
	Holdings 5.625%
	exercise price $29.28,
	expiration date 12/31/49		5,279	302,553
	Bank of America 7.25%
	exercise price $50.00,
	expiration date 12/31/49		71	77,275
#	Chesapeake
	Energy 144A 5.75%
	exercise price $27.90,
	expiration date 12/31/49		62	57,428
	HealthSouth 6.00%
	exercise price $30.50,
	expiration date 12/31/49		329	359,308
	PPL 9.50%
	exercise price $28.80,
	expiration date 7/1/13		8,050	434,377
	SandRidge Energy 8.50%
	exercise price $8.01,
	expiration date 12/31/49		1,560	170,134
Total Convertible Preferred
	Stock (cost $1,732,805)			1,612,703

Preferred Stock – 0.30%
	Alabama Power 5.625%		19,190	498,748
#	Ally Financial 144A 7.00%		500	467,766
	BB&T 5.85%		15,975	415,989
*	JPMorgan Chase 5.50%		10,000	249,000
•	PNC Bank 8.25%		875,000	912,579
•	PNC Financial Services
	Group 6.125%		15,000	412,050
†=	PT Holdings		59	0
•	U.S. Bancorp 6.50%		19,200	558,720
*	Wells Fargo 5.20%		25,600	645,120
Total Preferred Stock
	(cost $3,967,283)			4,159,972

Warrant – 0.00%
@∏=	PT Holdings		59	1
Total Warrant (cost $1,416)				1

	Principal		Value
	Amount°		(U.S. $)
Short-Term Investments – 10.92%
≠Discount Notes – 2.09%
Federal Home Loan Bank
0.05% 10/26/12	USD	15,457,442	$15,457,334
0.095% 11/28/12		13,487,600	13,487,168
			28,944,502
Repurchase Agreements – 2.68%
Bank of America 0.13%,
dated 9/28/12, to
be repurchased on
10/1/12, repurchase
price $29,314,279
(collateralized by U.S.
Government obligations
0.625%-0.75%
12/15/13-6/30/17; market
value $29,900,241)		29,313,961	29,313,961
BNP Paribas 0.17%,
dated 9/28/12, to be
repurchased on 10/1/12,
repurchase price
$7,663,482 (collateralized
by U.S. Government
obligations 0.875%
2/28/17; market value
$7,816,642)		7,663,373	7,663,373
			36,977,334
≠U. S. Treasury Obligations – 6.15%
U.S. Treasury Bills
0.042% 10/25/12		18,456,648	18,455,965
0.05% 11/15/12		12,933,438	12,932,312
0.10% 10/4/12		10,498,441	10,498,399
0.17% 9/19/13		2,000,000	1,997,014
0.18% 7/25/13		13,900,000	13,882,528
0.19% 5/2/13		5,200,000	5,195,466
0.19% 8/22/13		22,000,000	21,969,750
			84,931,434
Total Short-Term Investments
(cost $150,845,583)			150,853,270

Total Value of Securities
Before Securities
Lending Collateral – 102.92%
(cost $1,360,449,446)			1,421,367,949

	Number of
	Shares
**Securities Lending Collateral – 4.64%
Investment Companies
Delaware Investments
Collateral Fund No.1		64,018,072	64,018,072
†@Mellon GSL Reinvestment
Trust II		1,198,247	0
Total Securities Lending Collateral
(cost $65,216,319)			64,018,072

Total Value of Securities – 107.56%
(cost $1,425,665,765)			1,485,386,021	©
**Obligation to Return Securities Lending
Collateral – (4.72%)			(65,216,319)
Other Liabilities Net of Receivables and Other
Assets – (2.84%)			(39,190,234	)«
Net Assets Applicable to 137,043,852
Shares Outstanding – 100.00%			$1,380,979,468

Net Asset Value – Optimum Fixed Income Fund
Class A ($42,230,345 / 4,192,979 Shares)			$10.07
Net Asset Value – Optimum Fixed Income Fund
Class B ($1,779,242 / 177,131 Shares)			$10.04
Net Asset Value – Optimum Fixed Income Fund
Class C ($160,841,477 / 16,009,331 Shares)			$10.05
Net Asset Value – Optimum Fixed Income Fund
Institutional Class ($1,176,128,404 / 116,664,411 Shares)			$10.08

Components of Net Assets at September 30, 2012:
Shares of beneficial interest
(unlimited authorization - no par)			$1,291,052,267
Undistributed net investment income			14,748,268
Accumulated net realized gain			11,504,932
Net unrealized appreciation of investments
and derivatives			63,674,001
Total net assets			$1,380,979,468
(continues)       29

Statements of net assets

Optimum Fixed Income Fund

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $24,744,998, which represented 1.79% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
✗	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $169,492,791, which represented 12.27% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

*	Fully or partially on loan.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2012.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of fair valued securities was $10,601, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2012.

∞	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
∏

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2012, the aggregate value of restricted securities was $4, which represented 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
©	Includes $232,847,255 of securities loaned.
«	Includes foreign currency valued at $1,357,924 with a cost of $1,358,123.

Net Asset Value and Offering Price Per Share –
Optimum Fixed Income Fund
Net asset value Class A (A)	$10.07
Sales charge (4.50% of offering price) (B)	0.47
Offering price	$10.54

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(6,969,926)	USD	7,243,558	11/6/12	$38,146
BAML	BRL	1,401,762	USD	(686,633)	11/6/12	1,265
BAML	COP	2,023,943,000	USD	(1,122,853)	11/6/12	(4,636)
BAML	EUR	(4,736,232)	USD	6,094,725	11/6/12	5,993
BAML	HUF	(1,572,830,000)	USD	7,055,580	11/6/12	6,830
BAML	JPY	(124,735,190)	USD	1,605,653	11/6/12	6,268
BAML	MXN	(32,787,054)	USD	2,542,894	11/6/12	6,522
BAML	NOK	(6,148,084)	USD	1,070,796	11/6/12	(737)
BAML	PHP	43,702,050	USD	(1,048,011)	11/6/12	(298)
BAML	TRY	3,101,202	USD	(1,725,958)	11/6/12	(9,964)
BAML	ZAR	(17,410,243)	USD	2,118,241	11/6/12	37,965
CITI	CAD	(5,121,000)	USD	5,287,149	12/20/12	88,418
CITI	CLP	666,680,000	USD	(1,412,158)	11/6/12	(3,089)
CITI	CNY	7,820,211	USD	(1,213,000)	2/1/13	18,180
CITI	EUR	(743,516)	USD	956,773	11/6/12	936
CITI	EUR	(24,331,000)	USD	31,171,296	12/17/12	(123,020)
CITI	IDR	16,443,870,000	USD	(1,706,504)	11/6/12	2,758
CITI	INR	(534,380)	USD	9,643	10/3/12	(446)
CITI	JPY	77,620,704	USD	(999,803)	11/6/12	(4,531)
CITI	KRW	43,967,719	USD	(38,772)	12/6/12	570
CITI	MYR	(45,446)	USD	14,148	10/16/12	(700)
CITI	PHP	(164,340)	USD	3,756	10/31/12	(184)
CITI	RUB	87,444,300	USD	(2,795,087)	11/6/12	(10,539)
GSC	BRL	6,617,252	USD	(3,242,162)	11/6/12	5,179
GSC	GBP	(1,500,947)	USD	2,433,442	11/6/12	9,854
GSC	NOK	(2,380,480)	USD	414,508	11/6/12	(379)
HSBC	AUD	(2,981,403)	USD	3,104,281	11/6/12	22,149
HSBC	CAD	2,337,899	USD	(2,381,163)	11/6/12	(5,263)
HSBC	EUR	(2,664,423)	USD	3,431,444	11/6/12	6,156
HSBC	GBP	(277,021)	USD	449,213	11/6/12	1,905
HSBC	JPY	221,619,545	USD	(2,855,996)	11/6/12	(14,335)
HSBC	PHP	43,702,050	USD	(1,044,879)	11/6/12	2,834
HSBC	RUB	42,962,700	USD	(1,377,341)	11/6/12	(9,250)
HSBC	TRY	1,234,880	USD	(687,029)	11/6/12	(3,730)
JPMC	AUD	(14,085,000)	USD	14,568,820	10/11/12	(26,581)
JPMC	BRL	3,354,750	USD	(1,643,921)	11/6/12	2,384
JPMC	BRL	(17,071,054)	USD	8,322,877	12/4/12	(27,821)
JPMC	CLP	665,802,000	USD	(1,408,360)	11/6/12	(1,146)
JPMC	CNY	1,460,028	USD	(229,150)	2/1/13	711
JPMC	CNY	10,338,900	USD	(1,740,000)	7/20/13	(186,150)
JPMC	EUR	1,281,359	USD	(1,647,187)	11/6/12	83
JPMC	EUR	(2,770,000)	USD	3,615,353	12/17/12	52,604
JPMC	GBP	(698,155)	USD	1,130,173	11/6/12	2,859
JPMC	GBP	(13,692,000)	USD	21,890,633	12/12/12	(215,738)
JPMC	IDR	(460,768,000)	USD	46,779	1/30/13	(545)
JPMC	INR	534,380	USD	(9,426)	10/3/12	662
JPMC	JPY	(432,716,000)	USD	5,485,925	12/10/12	(64,600)

Foreign Currency Exchange Contracts (continued)
						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
JPMC	MXN	(22,520,545)	USD	1,651,187	12/3/12	$(86,603)
JPMC	MYR	40,367,780	USD	(12,955,000)	10/16/12	233,809
JPMC	NOK	(18,192,515)	USD	3,169,262	11/6/12	(1,464)
JPMC	SGD	8,038,019	USD	(6,401,067)	10/22/12	148,680
JPMC	TWD	(115,930)	USD	3,926	11/30/12	(27)
MSC	BRL	3,449,045	USD	(1,690,045)	11/6/12	2,533
MSC	CNY	55,270,000	USD	(8,600,000)	7/20/13	(293,381)
MSC	EUR	(2,410,536)	USD	3,099,966	11/6/12	1,066
MSC	GBP	(581,463)	USD	942,340	11/6/12	3,449
MSC	JPY	34,518,576	USD	(444,432)	11/6/12	(1,827)
MSC	NOK	(16,608,300)	USD	2,892,776	11/6/12	(1,841)
MSC	PHP	43,685,250	USD	(1,044,827)	11/6/12	2,484
MSC	RUB	121,336,710	USD	(3,879,423)	11/6/12	(15,616)
						$(401,189)

Futures Contracts

					Unrealized
Contracts to		Notional Cost		Expiration	Appreciation
Buy (Sell)		(Proceeds)	Notional Value	Date	(Depreciation)
(62)	Euro O.A.T	$(10,744,009)	$(10,672,212)	12/7/12	$71,797
31	Long Gilt	5,920,458	6,038,466	1/1/13	118,008
325	U.S. Treasury
	5 yr Notes	40,390,132	40,505,664	1/5/13	115,532
302	U.S. Treasury
	10 yr Notes	40,036,993	40,312,281	12/20/12	275,288
(206)	U.S. Treasury
	Long Bond	(30,210,156)	(30,771,250)	1/1/13	(561,094)
		$45,393,418			$19,531

Swap Contracts
CDS Contracts

				Annual		Unrealized
	Swap			Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.18	USD	1,098,900	5.00%	6/20/17	$(11,666)
BAML	ITRAXX Europe
	Subordinate Financials
	18.1 yr CDS	EUR	7,090,000	5.00%	12/20/17	(28,108)
BAML	Kingdom of Spain
	5 yr CDS	USD	1,951,000	1.00%	12/20/15	4,312
BAML	Republic of France
	5 yr CDS		1,640,000	0.25%	9/20/17	(54,373)
BCLY	ITRAXX Europe
	Subordinate Financials
	18.1 5 yr CDS	EUR	6,840,000	5.00%	12/20/17	(18,533)
BCLY	Kingdom of Belgium
	5 yr CDS	USD	981,000	1.00%	6/20/17	(68,251)
	Republic of France
BCLY	5 yr CDS		2,504,000	0.25%	9/20/16	(99,455)
BCLY	5 yr CDS		1,322,000	0.25%	6/20/17	(58,681)
BCLY	Russian Federation
	5 yr CDS		1,013,000	1.00%	9/20/17	(31,328)
CITI	Credit Agricole-
	London Senior
	5 yr CDS	EUR	2,600,000	1.00%	12/20/16	(65,322)
CITI	ITRAXX Europe
	Crossover
	17.1 5 yr CDS	EUR	9,300,000	5.00%	6/20/17	(795,212)
GSC	Republic of France
	5 yr CDS	USD	890,000	0.25%	9/20/16	(33,956)
JPMC	CDX.NA.HY.18		1,287,000	5.00%	12/20/17	(14,467)
JPMC	ITRAXX Europe
	Crossover
	18.1 5 yr CDS	EUR	5,820,000	5.00%	12/20/17	92,192
JPMC	Kingdom of Belgium
	5 yr CDS	USD	907,000	1.00%	3/20/17	(79,712)
	Kingdom of Spain
JPMC	5 yr CDS		3,436,000	1.00%	3/20/17	20,945
JPMC	5 yr CDS		1,462,000	1.00%	9/20/17	(52,301)
	Republic of France
JPMC	5 yr CDS		1,126,000	0.25%	12/20/16	(48,253)
JPMC	5 yr CDS		1,309,000	0.25%	6/20/17	(63,196)
JPMC	5 yr CDS		1,421,000	0.25%	9/20/17	(47,718)
MSC	CDX.NA.HY.18		1,079,100	5.00%	6/20/17	(11,456)
MSC	Kingdom of Belgium
	5 yr CDS		2,932,000	1.00%	12/20/16	(241,200)
MSC	Kingdom of Spain
	5 yr CDS		1,631,000	1.00%	6/20/16	47,299

(continues)       31

Statements of net assets

Optimum Fixed Income Fund

Swap Contracts (continued)
CDS Contracts (continued)
				Annual		Unrealized
	Swap			Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
MSC	Kingdom of Spain (continued)
	5 yr CDS	USD	950,000	1.00%	6/20/17	$(33,447)
MSC	Republic of France
	5 yr CDS		1,990,000	0.25%	9/20/16	(75,360)
						$(1,767,247)
	Protection Sold /
	Moody’s Rating:
CITI	NRG Energy
	Senior / Baa	USD	1,200,000	5.00%	6/20/17	$122,533
CITI	Republic of Brazil
	5 yr CDS / Baa		2,000,000	1.00%	3/20/17	21,159
CITI	Republic of Italy
	5 yr CDS / Baa	EUR	1,000,000	1.00%	6/20/17	83,449
MSC	Lloyds TSB Bank / A	EUR	5,500,000	3.00%	9/20/17	265,040
MSC	People’s Republic
	of China
	5 yr CDS/ Aa	USD	2,700,000	1.00%	9/20/16	50,438
						$542,619
						$(1,224,628)

Interest Rate Swap Contracts

				Fixed
				Deal
				Receive		Unrealized
				(Payable)	Maturity	Appreciation
Counterparty	Swap Referenced	Notional Value		Rate	Date	(Depreciation)
CITI	3-Month LIBOR	CAD	27,600,000	3.00%	6/15/22	$264,219
CITI	3-Month LIBOR	USD	37,700,000	4.00%	9/21/21	1,523,647
CITI	6-Month LIBOR	AUD	3,200,000	5.75%	12/15/21	573,900
CITI	6-Month LIBOR	AUD	6,100,000	4.00%	3/15/23	163,900
CITI	6-Month LIBOR	AUD	9,400,000	4.75%	6/15/22	898,160
JPMC	3-Month LIBOR	USD	1,800,000	2.50%	12/19/42	11,002
JPMC	6-Month LIBOR	AUD	10,900,000	4.75%	6/15/22	1,030,099
JPMC	Brazil CETIP
	Interbank
	Deposit	BRL	18,700,000	9.31%	1/2/15	159,353
JPMC	Brazil CETIP
	Interbank
	Deposit	BRL	21,100,000	9.98%	1/2/15	394,260
MSC	Brazil CETIP
	Interbank
	Deposit	BRL	48,700,000	10.605%	1/2/15	964,442
						$5,982,982

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDO — Collateralized Debt Obligation
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLP — Chilean Peso
CNY — China Renminbi
COP — Colombian Peso
EUR — European Monetary Unit
FGIC — Insured by Financial Guaranty Insurance Company
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
HUF — Hungarian Forint
HY — High Yield
IDR — Indonesia Rupiah
INR — Indian Rupee
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MASTR — Mortgage Asset Securitization Transactions, Inc.
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NATL-RE — Insured by National Public Finance Guarantee Corporation
NCUA — National Credit Union Administration
NOK — Norwegian Krone
NZD — New Zealand Dollar
O.A.T — Obligations Assimilables du Tresor
PHP — Philippine Peso
PIK — Pay-in-kind
PLN — Polish Zloty
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
S.F. — Single Family
SGD — Singapore Dollar
TBA — To be announced
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund
September 30, 2012 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
ΔCommon Stock – 97.38%
Argentina – 0.19%
*	Arcos Dorados Holdings Class A	38,100	$587,883
			587,883
Australia – 4.59%
	Amcor	382,301	3,078,054
	AMP	798,586	3,587,722
	Australia & New Zealand
	Banking Group	69,800	1,792,419
	BHP Billiton	40,600	1,391,794
	CSL	8,800	420,000
	Newcrest Mining	32,900	994,705
	QBE Insurance Group	230,288	3,094,212
			14,358,906
Belgium – 0.38%
t†	Ageas VVPR Strip	2,424	47
	Anheuser-Busch InBev	13,878	1,180,070
			1,180,117
Brazil – 0.24%
†	Brasil Foods	43,800	750,907
			750,907
Canada – 1.90%
	Canadian Natural Resources	22,400	691,036
*	Gildan Activewear	15,200	481,904
*	Manulife Financial	47,900	577,343
*	Royal Bank of Canada	15,900	914,394
*	Toronto-Dominion Bank	8,700	725,538
*	TransCanada	12,600	573,386
*	Yamana Gold	103,000	1,967,492
			5,931,093
China/Hong Kong – 1.93%
	AIA Group	702,600	2,618,600
	China Construction Bank	1,500,300	1,040,934
*†	Melco Crown Entertainment ADR	42,300	570,204
	REXLot Holdings	3,195,100	243,108
	Tencent Holdings	26,200	892,683
	Wharf Holdings	94,600	656,961
			6,022,490
France – 11.99%
*	AXA	38,100	567,451
	BNP Paribas	10,200	484,716
	Carrefour	179,657	3,726,213
	Cie de Saint-Gobain	113,283	3,979,274
	Danone	18,600	1,145,141
	France Telecom	409,674	4,942,327
t†	GDF Suez VVPR Strip	8,820	11
	LVMH Moet Hennessy Louis Vuitton	4,100	616,438
	Publicis Groupe	14,900	833,863
	Sanofi	102,688	8,755,495
†	Societe Generale	63,662	1,807,976
	Technip	5,500	611,433
	Total	108,739	5,393,773
	Vallourec	41,521	1,758,099
	Vinci	67,319	2,867,317
			37,489,527
Germany – 6.25%
	Allianz	10,500	1,249,319
	BASF	11,500	970,181
	Continental	3,000	293,762
	Daimler	35,522	1,719,315
	Deutsche Bank	24,000	948,213
	Deutsche Lufthansa	46,200	626,346
	Deutsche Telekom	411,171	5,059,193
	Gerry Weber International	23,308	963,255
	Merck	9,200	1,134,956
	RWE	132,961	5,948,544
	SAP ADR	8,800	627,704
			19,540,788
Gilbraltar – 0.03%
	Bwin.Party Digital Entertainment	53,800	90,270
			90,270
India – 0.56%
	ICICI Bank	32,300	646,366
	ICICI Bank ADR	16,300	654,282
†	Jubilant Foodworks	17,311	449,118
			1,749,766

Indonesia – 0.32%
	Indofood Sukses Makmur	1,099,900	649,366
†	Tower Bersama Infrastructure	734,400	341,492
			990,858
Ireland – 1.42%
	Accenture Class A	13,200	924,396
	CRH	94,109	1,811,561
	Experian	102,391	1,701,464
			4,437,421
Israel – 1.71%
	Teva Pharmaceutical Industries ADR	128,700	5,329,467
			5,329,467
Italy – 2.54%
*	ENI	245,302	5,365,135
	Intesa Sanpaolo	1,682,820	2,558,247
			7,923,382
Japan – 16.65%
*	Astellas Pharma	100,400	5,102,686
	Bridgestone	23,900	554,496
	Canon	165,500	5,292,861
	Chiba Bank	124,200	722,769
	Daiwa Office Investment	90	297,981
	Honda Motor	20,100	617,570
	HOYA	81,800	1,798,205

(continues)       33

Statements of net assets

Optimum International Fund

		Number of	Value
		Shares	(U.S. $)
ΔCommon Stock (continued)
Japan (continued)
	Japan Prime Realty Investment	110	$331,629
	JGC	32,000	1,068,512
*	Kao	150,000	4,422,226
	Kubota	104,900	1,062,244
	Mitsui Fudosan	38,800	777,343
*	Nintendo	12,300	1,559,277
	ORIX	7,900	793,899
	Seven & I Holdings	154,500	4,746,991
*	Shin-Etsu Chemical	24,100	1,356,137
*	SMC	5,200	838,505
	Softbank	28,300	1,146,292
	Sumitomo Mitsui Financial Group	34,800	1,088,406
*	Takeda Pharmaceutical	103,800	4,783,196
*	Tokio Marine Holdings	190,200	4,861,357
*	Tokyo Electron	45,300	1,930,686
*	Toyota Motor	106,100	4,134,384
	Trend Micro	32,800	916,542
	Yahoo Japan	1,331	507,218
	Yamato Holdings	30,900	489,552
*	Zeon	120,700	840,096
			52,041,060
Malaysia – 0.16%
	Genting Malaysia	431,000	493,538
			493,538
Mexico – 0.94%
	Alpek	120,600	313,384
	Fomento Economico Mexicano ADR	12,700	1,168,146
	Fresnillo	47,400	1,418,402
†	Grupo Financiero Santander Mexico
	Class B ADR	2,900	39,730
			2,939,662
Netherlands – 5.42%
	ASML Holding	18,242	974,948
	Koninklijke Ahold	363,433	4,552,137
†	NXP Semiconductor	25,200	630,252
	Reed Elsevier	236,127	3,157,241
	Royal Dutch Shell Class A	195,972	6,774,330
	Unilever CVA	23,800	841,983
			16,930,891
Norway – 0.36%
	Seadrill	28,900	1,128,437
			1,128,437
Republic of Korea – 0.62%
	Samsung Electronics	1,600	1,933,786
			1,933,786
Singapore – 3.55%
	Avago Technologies	19,322	673,662
	DBS Group Holdings	71,000	832,571
	Jardine Matheson Holdings	29,200	1,661,480
	Keppel	134,000	1,244,836
	Singapore Telecommunications	1,420,500	3,704,192
	United Overseas Bank	187,047	2,995,130
			11,111,871
South Africa – 0.21%
	MTN Group	34,700	667,943
			667,943
Spain – 4.12%
†	Banco Santander	364,959	2,717,800
	Iberdrola	1,135,011	5,145,750
	Telefonica	375,731	5,009,394
			12,872,944
Sweden – 1.79%
	Electrolux Class B	50,682	1,250,321
	Svenska Cellulosa Class B	133,384	2,478,086
	Volvo Class B	134,100	1,880,794
			5,609,201
Switzerland – 8.47%
†	ABB	197,478	3,704,091
†	Actelion	23,717	1,187,300
*†	GAM Holding	136,400	1,776,703
	Nestle	37,800	2,383,476
	Novartis	94,344	5,773,296
	Roche Holding	19,500	3,643,096
*	Sulzer	4,300	626,402
†	Swiss Re	23,200	1,491,244
	Syngenta	3,400	1,270,775
†	Zurich Insurance Group	18,563	4,622,739
			26,479,122
Taiwan – 1.27%
	Mega Financial Holding	1,048,154	807,564
	Taiwan Semiconductor
	Manufacturing	1,037,269	3,175,494
			3,983,058
Thailand – 0.14%
	Charoen Pokphand Foods	413,600	449,638
			449,638
United Kingdom – 19.40%
	Aberdeen Asset Management	198,456	997,034
	Antofagasta	25,476	519,202
*	APR Energy	94,726	1,278,090
	Ashtead Group	100,622	526,157
	AstraZeneca	35,400	1,689,298
	Aveva Group	13,209	419,585
	Babcock International Group	20,800	311,379
	Barclays	162,700	564,506
	BG Group	167,373	3,378,633
	BP	621,859	4,383,508
	British American Tobacco	39,300	2,017,888
†	Clinigen Group	118,100	347,110

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock (continued)
United Kingdom (continued)
Compass Group	339,073	$3,742,634
De La Rue	16,115	263,624
Diageo	37,400	1,050,610
GlaxoSmithKline	207,181	4,776,081
Hargreaves Lansdown	53,634	544,366
HSBC Holdings	181,507	1,680,432
Inchcape	77,720	451,334
Intertek Group	13,800	610,626
Invensys	217,029	820,474
Jardine Lloyd Thompson Group	17,944	221,825
Meggitt	33,471	213,453
National Grid	315,228	3,476,891
Randgold Resources	11,500	1,414,208
Rexam	337,900	2,373,139
Rotork	15,140	553,294
SSE	69,600	1,564,567
* Subsea 7	73,578	1,697,825
TESCO	1,087,166	5,828,806
Tullow Oil	39,300	869,478
Unilever	163,205	5,935,367
Vodafone Group	1,480,750	4,202,645
Vodafone Group ADR	66,800	1,903,466
		60,627,535
United States – 0.23%
*† NII Holdings	10,600	83,210
† Sirona Dental Systems	11,300	643,648
		726,858
Total Common Stock
(cost $304,983,652)		304,378,419

ΔPreferred Stock – 0.56%
Brazil – 0.36%
Banco Bradesco 3.65%	71,400	1,144,471
		1,144,471
Germany – 0.20%
Volkswagen 2.10%	3,400	620,204
		620,204
Total Preferred Stock
(cost $1,976,162)		1,764,675

	Principal
	Amount (U.S. $)
Short-Term Investments – 0.99%
≠Discount Notes – 0.24%
Federal Home Loan Bank
0.05% 10/26/12	$445,792	445,789
0.095% 11/28/12	291,672	291,662
		737,451
Repurchase Agreements – 0.40%
Bank of America 0.13%,
dated 9/28/12, to be
repurchased on 10/1/12,
repurchase price $998,053
(collateralized by U.S.
government obligations
0.625%-0.75%
12/15/13-6/30/17;
market value $1,018,003)	998,042	998,042
BNP Paribas 0.17%, dated
9/28/12, to be repurchased
on 10/1/12, repurchase price
$260,916 (collateralized by U.S.
government obligations 0.875%
2/28/17; market value $266,130)	260,912	260,912
		1,258,954
≠U.S. Treasury Obligations – 0.35%
U.S. Treasury Bills
0.042% 10/25/12	532,289	532,269
0.05% 11/15/12	300,778	300,751
0.10% 10/4/12	255,662	255,661
		1,088,681
Total Short-Term Investments
(cost $3,085,050)		3,085,086

Total Value of Securities Before Securities
Lending Collateral – 98.93%
(cost $310,044,864)		309,228,180

	Number of
	Shares
**Securities Lending Collateral – 13.83%
Investment Companies
Delaware Investments
Collateral Fund No. 1	43,234,290	43,234,290
†@Mellon GSL Reinvestment Trust II	620,609	0
Total Securities Lending Collateral
(cost $43,854,899)		43,234,290

Total Value of Securities – 112.76%
(cost $353,899,763)		352,462,470	©
**Obligation to Return Securities
Lending Collateral – (14.03%)		(43,854,899)
Receivables and Other Assets Net of
Other Liabilities – 1.27%		3,968,523	«
Net Assets Applicable to 30,399,630
Shares Outstanding – 100.00%		$312,576,094

(continues)       35

Statements of net assets

Optimum International Fund

Net Asset Value – Optimum International Fund
Class A ($9,152,428 / 894,026 Shares)	$10.24
Net Asset Value – Optimum International Fund
Class B ($597,851 / 59,636 Shares)	$10.03
Net Asset Value – Optimum International Fund
Class C ($31,697,912 / 3,159,773 Shares)	$10.03
Net Asset Value – Optimum International Fund
Institutional Class ($271,127,903 / 26,286,195 Shares)	$10.31

Components of Net Assets at September 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)	$369,867,010
Undistributed net investment income	5,511,639
Accumulated net realized loss on investments	(61,009,606)
Net unrealized depreciation of investments
and derivatives	(1,792,949)
Total net assets	$312,576,094

Δ	Securities have been classified by country of origin. Classification by type of business has been presented in page 4 in “Security type/country and sector allocations.”
*	Fully or partially on loan.
t	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $41,485,595 of securities loaned.
«	Includes foreign currency valued at $545,433 with a cost of $543,536.

Net Asset Value and Offering Price Per Share –
Optimum International Fund
Net asset value Class A (A)	$10.24
Sales charge (5.75% of offering price) (B)	0.62
Offering price	$10.86

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
CITI	AUD	2,825,000	USD	(2,926,655)	10/17/12	$(993)
CITI	CAD	4,471,000	USD	(4,475,881)	10/17/12	69,865
CITI	CHF	79,000	USD	(84,074)	10/1/12	(67)
CITI	CHF	219,000	USD	(233,878)	10/2/12	(993)
CITI	CHF	220,000	USD	(234,471)	10/3/12	(519)
CITI	CHF	(4,868,000)	USD	5,143,757	10/17/12	(34,314)
CITI	DKK	3,282,000	USD	(541,440)	10/17/12	24,509
CITI	EUR	239,000	USD	(307,632)	10/1/12	(496)
CITI	EUR	(4,268,000)	USD	5,275,298	10/17/12	(210,352)
CITI	GBP	(425,000)	USD	686,290	10/2/12	(34)
CITI	GBP	(3,136,500)	USD	5,009,318	10/17/12	(55,520)
CITI	HKD	2,917,000	USD	(376,203)	10/3/12	(19)
CITI	HKD	15,306,000	USD	(1,973,508)	10/17/12	398
CITI	JPY	295,893,000	USD	(3,759,896)	10/17/12	33,485
CITI	MXN	17,180,000	USD	(1,273,243)	10/17/12	58,531
CITI	NOK	(18,159,000)	USD	3,010,522	10/17/12	(156,801)
CITI	SEK	5,011,000	USD	(763,372)	10/1/12	(348)
CITI	SEK	1,692,000	USD	(259,427)	10/2/12	(1,794)
CITI	SEK	(19,181,000)	USD	2,874,124	10/17/12	(45,144)
CITI	SGD	(1,686,000)	USD	1,335,621	10/17/12	(38,227)
CITI	ZAR	4,938,000	USD	(587,894)	10/17/12	3,801
MNB	AUD	(91,099)	USD	94,999	10/4/12	534
MNB	AUD	(8,001,000)	USD	8,281,235	10/31/12	5,970
MNB	EUR	(73,653)	USD	95,181	10/1/12	530
MNB	EUR	(430,439)	USD	556,257	10/2/12	3,098
MNB	GBP	(460,000)	USD	732,103	10/17/12	(10,708)
MNB	JPY	2,639,203	USD	(33,993)	10/2/12	(163)
MNB	KRW	267,940,907	USD	(241,149)	10/2/12	(608)
MNB	NOK	(1,163,000)	USD	199,091	10/17/12	(3,762)
						$(360,141)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CITI — Citigroup Global Markets
CVA — Dutch Certificate
DKK — Danish Krone
EUR — European Monetary Unit
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MXN — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
VVPR Strip — Dividend Coupon
USD — United States Dollar
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

(continues)       37

Statements of net assets

Optimum Large Cap Growth Fund
September 30, 2012 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
²Common Stock – 95.91%
Consumer Discretionary – 22.98%
†	Amazon.com	79,343	$20,178,511
†	AutoZone	14,223	5,257,816
†	CarMax	37,800	1,069,740
	Carnival (United Kingdom)	24,093	888,265
	CBS Class B	132,638	4,818,739
†	Charter Communications Class A	3,200	240,224
†	Chipotle Mexican Grill	10,441	3,315,435
	D.R.Horton	49,600	1,023,744
†	Delphi Automotive
	(United Kingdom)	47,850	1,483,350
	Dick’s Sporting Goods	86,057	4,462,055
	Disney (Walt)	35,500	1,855,940
†	Dollar General	202,469	10,435,252
†	Dollar Tree	13,600	656,540
*	Focus Media Holding ADR	63,225	1,479,465
†	Fossil	9,900	838,530
†	Gaylord Entertainment	74,150	2,931,150
	GNC Holdings	34,515	1,345,050
	Harley-Davidson	14,800	627,076
	Home Depot	136,147	8,219,194
	Las Vegas Sands	99,700	4,623,089
*	Lennar Class A	29,000	1,008,330
†	Liberty Global Class A	41,727	2,534,915
	Limited Brands	62,294	3,068,602
	Lowe’s	146,750	4,437,720
*†	Lululemon Athletica (Canada)	41,477	3,066,809
	Marriott International Class A	37,980	1,485,018
	McDonald’s	107,228	9,838,169
†	MGM Resorts International	9,100	97,825
†	Michael Kors Holdings (China)
	(Hong Kong Exchange)	37,900	2,015,522
	News Class A	199,050	4,882,697
	NIKE Class B	88,493	8,398,871
†	O’Reilly Automotive	37,587	3,143,025
	Prada (Italy)	90,200	673,516
†	priceline.com	18,855	11,666,153
	PVH	27,200	2,549,184
	Ralph Lauren	34,000	5,141,820
	Ross Stores	17,700	1,143,420
	Scripps Networks Interactive
	Class A	18,650	1,141,940
†	Sirius XM Radio	1,002,550	2,606,630
	Starbucks	252,133	12,795,749
	Starwood Hotels &
	Resorts Worldwide	77,002	4,463,036
	Target	19,750	1,253,533
	Time Warner Cable	21,550	2,048,543
	TJX	220,113	9,858,861
	Tractor Supply	4,700	464,783
†	TRW Automotive Holdings	7,650	334,382
	VF	4,750	756,960
	Viacom Class B	56,150	3,009,079
*	Volvo ADR	150,950	2,129,905
	Wynn Resorts	46,595	5,378,927
	Yum Brands	48,682	3,229,564
			190,372,653
Consumer Staples – 5.07%
	Anheuser-Busch InBev ADR	33,814	2,904,961
	Coca-Cola	129,600	4,915,728
	Costco Wholesale	17,100	1,712,138
	CVS Caremark	148,200	7,175,843
	Estee Lauder Class A	33,643	2,071,400
	Mead Johnson Nutrition	68,089	4,989,562
†	Monster Beverage	17,600	953,216
	PepsiCo	70,200	4,968,054
	Philip Morris International	76,800	6,907,391
	Procter & Gamble	49,150	3,409,044
	Wal-Mart Stores	17,276	1,274,969
	Whole Foods Market	7,100	691,540
			41,973,846
Energy – 4.95%
	Anadarko Petroleum	68,250	4,772,040
†	Denbury Resources	109,350	1,767,096
	EOG Resources	14,000	1,568,700
†	FMC Technologies	29,700	1,375,110
	Halliburton	305,772	10,301,459
	Kinder Morgan	69,414	2,465,585
	National Oilwell Varco	107,939	8,646,993
	Occidental Petroleum	14,400	1,239,264
	Pioneer Natural Resources	20,250	2,114,100
	Range Resources	14,800	1,034,076
†	Rowan Class A	26,750	903,348
	Schlumberger	21,800	1,576,794
	Valero Energy	15,750	498,960
†	Weatherford International
	(Switzerland)	108,750	1,378,950
	Williams	40,500	1,416,285
			41,058,760
Financials – 7.70%
†	Affiliated Managers Group	10,700	1,316,100
	American Capital Agency	149,800	5,181,582
	American Express	47,000	2,672,420
†	American International Group	56,350	1,847,717
	American Tower	104,769	7,479,458
	Blackstone Group	128,350	1,832,838
	Capital One Financial	105,350	6,006,004
*	Carlyle Group	47,200	1,238,528
	Franklin Resources	15,700	1,963,599
	Home Properties	31,300	1,917,751
†	IntercontinentalExchange	23,150	3,088,442
	Invesco	61,000	1,524,390
	Morgan Stanley	135,350	2,265,759
	Prudential Financial	51,950	2,831,795
	Two Harbors Investment	184,550	2,168,463

		Number of	Value
		Shares	(U.S. $)
²Common Stock (continued)
Financials (continued)
	US Bancorp	252,828	$8,671,999
	Wells Fargo	342,135	11,813,921
			63,820,766
Healthcare – 10.85%
	Abbott Laboratories	52,153	3,575,610
†	Alexion Pharmaceuticals	14,900	1,704,560
	Allergan	8,700	796,746
	Baxter International	14,200	855,692
	†Biogen Idec	70,827	10,569,512
	Bristol-Myers Squibb	160,047	5,401,586
†	Catamaran	10,367	1,015,655
†	Celgene	10,300	786,920
	Covidien (Ireland)	70,750	4,203,965
†	Edwards Lifesciences	11,700	1,256,229
†	Express Scripts Holding	280,477	17,577,493
†	Gilead Sciences	115,232	7,643,339
†	Insulet	48,250	1,041,235
†	Intuitive Surgical	2,427	1,202,894
*	Johnson & Johnson	47,950	3,304,235
	Lilly (Eli)	42,950	2,036,260
	McKesson	24,500	2,107,735
	Novo Nordisk Class B (Denmark)	6,481	1,023,880
	Perrigo	11,335	1,316,787
	Pfizer	257,484	6,398,477
†	Regeneron Pharmaceuticals	5,000	763,300
	Sanofi ADR	34,400	1,481,264
	Stryker	21,100	1,174,426
	Thermo Fisher Scientific	26,200	1,541,346
	UnitedHealth Group	135,750	7,521,908
	Universal Health Services Class B	41,000	1,874,930
†	Valeant Pharmaceuticals
	International (Canada)	23,000	1,271,210
†	Vertex Pharmaceuticals	7,900	442,005
			89,889,199
Industrials – 10.51%
†	Babcock & Wilcox	19,700	501,759
	Boeing	31,250	2,175,625
	Caterpillar	17,950	1,544,418
	Cooper Industries	36,400	2,732,184
	CSX	156,800	3,253,600
	Danaher	176,196	9,717,208
	Deere	9,600	791,904
	Fastenal	57,900	2,489,121
	FedEx	20,900	1,768,558
	General Dynamics	26,900	1,778,628
*	Grainger (W.W.)	28,860	6,013,558
	Honeywell International	96,500	5,765,875
	Hunt (J.B.) Transport	16,700	869,068
	Hutchison Port Holdings
	Trust (Singapore)	2,758,000	1,999,550
†	IHS Class A	9,600	934,560
	Joy Global	12,600	706,356
	Kansas City Southern	20,000	1,515,600
	KBR	74,850	2,232,027
	Precision Castparts	55,291	9,031,232
†	Quanta Services	72,700	1,795,690
	Roper Industries	17,100	1,879,119
	Stanley Black & Decker	66,750	5,089,688
	Tyco International (Switzerland)	79,950	4,497,987
	Union Pacific	47,368	5,622,582
†	United Continental Holdings	21,200	413,400
	United Parcel Service Class B	60,850	4,355,035
†	United Rentals	49,750	1,627,323
	United Technologies	28,000	2,192,120
†	Verisk Analytics Class A	28,900	1,375,929
†	WABCO Holdings	21,600	1,245,672
*†	WESCO International	21,200	1,212,640
			87,128,016
Information Technology – 28.82%
	Accenture Class A (Ireland)	138,279	9,683,678
†	Akamai Technologies	26,400	1,010,064
†	Alliance Data Systems	2,700	383,265
	Apple	111,624	74,482,229
*	ASML Holding (Netherlands)	42,000	2,254,560
†	Autodesk	22,500	750,825
	Avago Technologies (Singapore)	31,850	1,110,450
†	Baidu ADR	56,965	6,654,651
†	Broadcom Class A	92,500	3,198,650
†	Cadence Design Systems	267,250	3,438,171
†	Check Point Software
	Technologies (Israel)	11,600	558,656
	Cisco Systems	135,150	2,580,014
†	Citrix Systems	24,950	1,910,422
†	Cognizant Technology Solutions
	Class A	37,350	2,611,512
†	eBay	233,805	11,318,500
†	EMC	331,162	9,030,788
†	Equinix	25,882	5,332,986
†	F5 Networks	19,100	1,999,770
=@†	Facebook Class A	17,038	350,438
=@†	Facebook Class B	30,629	629,977
†	Google Class A	28,700	21,654,150
†	Informatica	21,500	748,415
	International Business Machines	55,450	11,503,103
†	Juniper Networks	90,000	1,539,900
†	Lam Research	78,450	2,493,533
†	LinkedIn Class A	35,415	4,263,966
	MasterCard Class A	22,000	9,932,560
†	Nuance Communications	26,000	647,140
	QUALCOMM	303,200	18,946,968
*†	Rackspace Hosting	17,700	1,169,793
†	Red Hat	23,000	1,309,620
†	salesforce.com	31,050	4,741,025
*†	Sina (China) (Hong Kong Exchange)	42,750	2,765,070

(continues)       39

Statements of net assets

Optimum Large Cap Growth Fund

	Number of	Value
	Shares	(U.S. $)
²Common Stock (continued)
Information Technology (continued)
† Skyworks Solutions	34,900	$822,419
Tencent Holdings (China)
(Hong Kong Exchange)	48,600	1,655,892
† Teradata	14,000	1,055,740
† Trimble Navigation	18,800	896,008
=@† Twitter	7,812	99,525
Visa Class A	81,013	10,878,426
† VMware Class A	25,016	2,420,048
		238,832,907
Materials – 3.50%
Celanese Class A	37,120	1,407,219
Eastman Chemical	28,400	1,619,084
Ecolab	12,100	784,201
Freeport-McMoRan Copper & Gold	40,050	1,585,179
International Paper	41,650	1,512,728
LyondellBasell Industries
Class A (Netherlands)	88,757	4,585,187
Monsanto	70,210	6,390,514
PPG Industries	18,950	2,176,218
Praxair	46,759	4,857,325
Rockwood Holdings	43,500	2,027,100
Sherwin-Williams	13,700	2,040,067
		28,984,822
Telecommunication Services – 1.53%
† Crown Castle International	88,000	5,640,799
Verizon Communications	98,050	4,468,139
Vodafone Group ADR	89,900	2,561,701
		12,670,639
Total Common Stock
(cost $641,767,828)		794,731,608

Convertible Preferred Stock – 0.04%
=@† LivingSocial Series F	14,824	38,258
=@† Twitter Series A	20	255
=@† Twitter Series B	5,988	76,288
=@† Twitter Series C	1,619	20,626
=@† Twitter Series D	2,999	38,207
=@† Twitter Series F	1,022	13,020
=@† Twitter Series G-2	12,309	156,816
Total Convertible Preferred Stock
(cost $498,781)		343,470

Preferred Stock – 0.14%
Wells Fargo 8.00%	38,550	1,145,706
Total Preferred Stock
(cost $741,030)		1,145,706

	Principal
	Amount (U.S. $)
Short-Term Investments – 4.13%
≠Discount Notes – 1.03%
Federal Home Loan Bank
0.05% 10/26/12	$4,516,907	4,516,875
0.095% 11/28/12	4,024,112	4,023,984
		8,540,859
Repurchase Agreements – 1.54%
Bank of America 0.13%,
dated 9/28/12, to be
repurchased on 10/1/12,
repurchase price $10,112,588
(collateralized by U.S.
government obligations
0.625%-0.75%
12/15/13-6/30/17;
market value $10,314,728)	10,112,478	10,112,478
BNP Paribas 0.17%,
dated 9/28/12, to be
repurchased on 10/1/12,
repurchase price $2,643,681
(collateralized by U.S.
government obligations
0.875% 2/28/17;
market value $2,696,518)	2,643,644	2,643,644
		12,756,122
≠U.S. Treasury Obligations – 1.56%
U.S. Treasury Bills
0.042% 10/25/12	5,393,322	5,393,122
0.05% 11/15/12	4,121,220	4,120,861
0.10% 10/4/12	3,413,601	3,413,587
		12,927,570
Total Short-Term Investments
(cost $34,224,073)		34,224,551

Total Value of Securities Before Securities
Lending Collateral – 100.22%
(cost $677,231,712)		830,445,335

	Number of	Value
	Shares	(U.S. $)
**Securities Lending Collateral – 1.44%
Investment Companies
Delaware Investments
Collateral Fund No. 1	11,963,997	$11,963,997
†@Mellon GSL Reinvestment
Trust II	999,997	0
Total Securities Lending Collateral
(cost $12,963,994)		11,963,997

Total Value of Securities – 101.66%
(cost $690,195,706)		842,409,332 ©
**Obligation to Return Securities
Lending Collateral – (1.56%)		(12,963,994)
Other Liabilities Net of Receivables
and Other Assets – (0.10%)		(864,217)
Net Assets Applicable to 60,319,274
Shares Outstanding – 100.00%		$828,581,121

Net Asset Value – Optimum Large Cap Growth Fund
Class A ($33,598,466 / 2,485,730 Shares)		$13.52
Net Asset Value – Optimum Large Cap Growth Fund
Class B ($2,049,902 / 161,111 Shares)		$12.72
Net Asset Value – Optimum Large Cap Growth Fund
Class C ($116,207,492 / 9,134,380 Shares)		$12.72
Net Asset Value – Optimum Large Cap Growth Fund
Institutional Class ($676,725,261 / 48,538,053 Shares)		$13.94

Components of Net Assets at September 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$722,355,493
Undistributed net investment income		40,974
Accumulated net realized loss on investments		(46,072,450)
Net unrealized appreciation of investments and
foreign currencies		152,257,104
Total net assets		$828,581,121

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2012, the aggregate value of fair valued securities was $1,423,410, which represented 0.17% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $1,423,410, which represented 0.17% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
©	Includes $17,849,048 of securities loaned.

Net Asset Value and Offering Price Per Share –
Optimum Large Cap Growth Fund
Net asset value Class A (A)	$13.52
Sales charge (5.75% of offering price) (B)	0.82
Offering price	$14.34

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $75,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

(continues)       41

Statements of net assets

Optimum Large Cap Value Fund
September 30, 2012 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 98.61%
Consumer Discretionary – 10.61%
	Advance Auto Parts	28,710	$1,964,912
†	Apollo Group Class A	149,806	4,351,864
	Coach	173,119	9,698,126
	Comcast Special Class A	105,560	3,673,488
†	Delphi Automotive (United Kingdom)	61,780	1,915,180
	Disney (Walt)	135,510	7,084,463
†	General Motors	29,630	674,083
*	Hasbro	87,930	3,356,288
	Johnson Controls	133,550	3,659,270
	Kohl’s	23,950	1,226,719
	McDonald’s	12,480	1,145,040
	McGraw-Hill	27,130	1,481,027
	Omnicom Group	86,210	4,444,988
	Ross Stores	113,747	7,348,056
*	Staples	114,210	1,315,699
	Target	83,230	5,282,608
	TJX	270,356	12,109,246
	Viacom Class B	84,440	4,525,140
	Yum Brands	136,072	9,027,016
			84,283,213
Consumer Staples – 12.01%
	Altria Group	383,020	12,789,037
	Coca-Cola Enterprises	18,930	591,941
	Colgate-Palmolive	97,042	10,404,843
	CVS Caremark	99,271	4,806,702
	Danone (France)	58,952	3,629,483
	Diageo (United Kingdom)	251,733	7,071,478
	Dr. Pepper Snapple Group	13,290	591,804
	General Mills	143,950	5,736,408
*	Herbalife (Cayman Islands)	187,660	8,895,084
	Kellogg	32,250	1,666,035
	Lorillard	32,410	3,774,145
	Nestle (Switzerland)	67,555	4,259,675
	PepsiCo	33,270	2,354,518
	Philip Morris International	279,007	25,093,889
	Procter & Gamble	27,716	1,922,382
	Smucker (J.M.)	12,370	1,067,902
	Walgreen	21,270	775,079
			95,430,405
Energy – 16.19%
	Apache	149,531	12,929,946
	Chevron	149,063	17,374,782
	ConocoPhillips	144,831	8,281,437
	EOG Resources	22,290	2,497,595
	Exxon Mobil	193,253	17,672,986
	Halliburton	309,627	10,431,334
	HollyFrontier	237,930	9,819,371
	Marathon Petroleum	175,764	9,594,957
†	Newfield Exploration	289,763	9,075,377
	Occidental Petroleum	76,290	6,565,517
*	Patterson-UTI Energy	488,362	7,735,654
*	RPC	716,821	8,523,002
†	Superior Energy Services	354,286	7,269,949
	Transocean (Switzerland)	19,940	895,107
			128,667,014
Financials – 19.14%
	ACE (Switzerland)	56,230	4,250,988
	AFLAC	238,347	11,412,054
	American Capital Agency	309,649	10,710,759
	Aon (United Kingdom)	73,040	3,819,262
	Apartment Investment
	& Management	293,965	7,640,150
	Bank of New York Mellon	266,496	6,028,140
	BlackRock	25,755	4,592,117
	CBOE Holdings	288,998	8,502,321
	Chubb	38,830	2,961,952
	Discover Financial Services	241,847	9,608,581
	Eaton Vance	262,982	7,615,959
	Federated Investors Class B	547,903	11,336,113
	Franklin Resources	20,200	2,526,414
	Goldman Sachs Group	76,950	8,747,676
	JPMorgan Chase	302,770	12,256,130
	MetLife	193,170	6,656,638
	Moody’s	43,220	1,909,027
	PNC Financial Services Group	45,790	2,889,349
	Prudential Financial	84,980	4,632,260
	State Street	74,360	3,120,146
	SunTrust Banks	23,140	654,168
	Travelers	72,040	4,917,450
	Waddell & Reed Financial Class A	237,959	7,797,916
	Wells Fargo	218,720	7,552,402
			152,137,972
Healthcare – 11.71%
	Abbott Laboratories	91,250	6,256,100
	Becton, Dickinson	28,370	2,228,747
†	Endo Health Solutions	253,697	8,047,269
†	Express Scripts Holding	108,391	6,792,864
†	Gilead Sciences	149,311	9,903,799
†	Health Management Associates
	Class A	1,071,298	8,988,190
	Johnson & Johnson	144,530	9,959,561
	Lilly (Eli)	179,677	8,518,487
	Medtronic	102,790	4,432,305
	Merck	86,580	3,904,758
	Pfizer	522,725	12,989,715
	Quest Diagnostics	33,750	2,140,763
	Roche Holding (Switzerland)	10,765	2,011,176
	St. Jude Medical	81,950	3,452,554
	Thermo Fisher Scientific	57,950	3,409,199
			93,035,487

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Industrials – 13.28%
3M	71,460	$6,604,333
Canadian National Railway (Canada)	20,540	1,812,244
Caterpillar	75,592	6,503,936
Copa Holdings Class A (Panama)	134,920	10,964,948
Cummins	75,846	6,993,760
Danaher	80,340	4,430,751
Dun & Bradstreet	23,200	1,847,184
* Eaton	63,580	3,004,791
Fluor	10,310	580,247
Honeywell International	108,020	6,454,195
Joy Global	141,286	7,920,493
Lockheed Martin	235,345	21,976,516
Northrop Grumman	61,680	4,097,402
Stanley Black & Decker	59,867	4,564,859
† Tyco International-WI (Switzerland)	3,780	103,572
Tyco International (Switzerland)	92,000	5,175,920
United Parcel Service Class B	73,040	5,227,473
United Technologies	93,400	7,312,286
		105,574,910
Information Technology – 8.91%
Accenture Class A (Ireland)	125,590	8,795,068
Apple	16,270	10,856,319
Cisco Systems	50,370	961,563
† Fiserv	25,250	1,869,258
Hewlett-Packard	39,030	665,852
Intel	128,470	2,913,700
International Business Machines	82,853	17,187,854
MasterCard Class A	4,298	1,940,461
Microsoft	221,988	6,610,803
Oracle	207,880	6,546,141
Western Digital	228,516	8,850,425
Western Union	197,540	3,599,179
		70,796,623
Materials – 4.21%
Air Products & Chemicals	40,380	3,339,426
CF Industries Holdings	42,965	9,548,542
* Cliffs Natural Resources	190,679	7,461,269
* Kronos Worldwide	247,709	3,700,772
NewMarket	17,331	4,271,745
PPG Industries	44,670	5,129,903
		33,451,657
Telecommunication Services – 2.03%
AT&T	238,480	8,990,696
Vodafone Group (United Kingdom)	2,522,248	7,158,611
		16,149,307
Utilities – 0.52%
PG&E	60,770	2,593,056
PPL	25,340	736,127
Public Service Enterprise Group	24,730	795,811
		4,124,994
Total Common Stock
(cost $664,044,455)		783,651,582

Convertible Preferred Stock – 0.12%
PPL 9.50% exercise price $28.80,
expiration date 7/1/13	9,830	530,427
United Technologies 7.50%
exercise price $98.52,
expiration date 8/1/15	7,480	419,628
Total Convertible Preferred Stock
(cost $867,564)		950,055

Securities Sold Short – (0.16%)
† ADT	(35,390)	(1,274,040)
Total Securities Sold Short
(proceeds $1,258,143)		(1,274,040)

	Principal
	Amount (U.S. $)
Short-Term Investments – 1.23%
≠Discount Notes – 0.33%
Federal Home Loan Bank
0.05% 10/26/12	$1,126,935	1,126,927
0.095% 11/28/12	1,521,876	1,521,827
		2,648,754
Repurchase Agreements – 0.40%
Bank of America 0.13%, dated
9/28/12, to be repurchased
on 10/1/12, repurchase price
$2,523,016 (collateralized by
U.S. government obligations
0.625%-0.75%
12/15/13-6/30/17;
market value $2,573,449)	2,522,989	2,522,989
BNP Paribas 0.17%, dated 9/28/12,
to be repurchased on 10/1/12,
repurchase price $659,579
(collateralized by U.S.
government obligations
0.875% 2/28/17;
market value $672,761)	659,570	659,570
		3,182,559
≠U.S. Treasury Obligations – 0.50%
U.S. Treasury Bills
0.042% 10/25/12	1,345,594	1,345,544
0.05% 11/15/12	1,024,406	1,024,317
0.10% 10/4/12	1,569,327	1,569,320
		3,939,181
Total Short-Term Investments
(cost $9,770,309)		9,770,494

Total Value of Securities Before Securities
Lending Collateral – 99.80%
(cost $673,424,185)		793,098,091

(continues)       43

Statements of net assets

Optimum Large Cap Value Fund

	Number of	Value
	Shares	(U.S. $)
**Securities Lending Collateral – 4.78%
Investment Companies
Delaware Investments
Collateral Fund No. 1	37,940,183	$37,940,183
†@Mellon GSL Reinvestment Trust II	996,642	0
Total Securities Lending Collateral
(cost $38,936,825)		37,940,183

Total Value of Securities – 104.58%
(cost $712,361,010)		831,038,274	©
**Obligation to Return Securities
Lending Collateral – (4.90%)		(38,936,825)
Receivables and Other Assets
Net of Other Liabilities – 0.32%		2,568,786	«
Net Assets Applicable to 67,711,483
Shares Outstanding – 100.00%		$794,670,235

Net Asset Value – Optimum Large Cap Value Fund
Class A ($31,229,904 / 2,663,089 Shares)		$11.73
Net Asset Value – Optimum Large Cap Value Fund
Class B ($1,940,375 / 167,063 Shares)		$11.61
Net Asset Value – Optimum Large Cap Value Fund
Class C ($108,505,780 / 9,346,644 Shares)		$11.61
Net Asset Value – Optimum Large Cap Value Fund
Institutional Class ($652,994,176 / 55,534,687 Shares)		$11.76

Components of Net Assets at September 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$819,140,580
Undistributed net investment income		5,886,582
Accumulated net realized loss on investments		(149,059,294)
Net unrealized appreciation of investments and
foreign currencies		118,702,367
Total net assets		$794,670,235

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $37,734,412 of securities loaned.
«	Includes foreign currency valued at $9,011 with a cost of $9,033.

Net Asset Value and Offering Price Per Share –
Optimum Large Cap Value Fund
Net asset value Class A (A)	$11.73
Sales charge (5.75% of offering price) (B)	0.72
Offering price	$12.45

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund
September 30, 2012 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 96.97%
Consumer Discretionary – 19.69%
*	Abercrombie & Fitch Class A	42,900	$1,455,168
*	Allison Transmission Holdings	52,450	1,055,294
*†	Bally Technologies	67,000	3,309,130
	Brunswick	39,610	896,374
†	Buffalo Wild Wings	20,450	1,753,383
*†	Burger King Worldwide	72,400	1,009,256
	Cheesecake Factory	67,190	2,402,043
†	Children’s Place Retail Stores	25,530	1,531,800
*	Choice Hotels International	26,000	831,740
*†	Deckers Outdoor	12,250	448,840
	DSW Class A	28,980	1,933,546
*†	Francesca’s Holdings	30,300	931,119
†	Gaylord Entertainment	120,000	4,743,598
	GNC Holdings	62,500	2,435,625
†	Hanesbrands	67,160	2,141,061
†	Helen of Troy (Bermuda)	58,000	1,846,140
†	Hibbett Sports	20,160	1,198,512
*†	HomeAway	74,710	1,751,950
	HSN	31,400	1,540,170
	Jarden	49,000	2,589,160
†	LeapFrog Enterprises	24,300	219,186
†	Life Time Fitness	38,000	1,738,120
†	LKQ	120,000	2,220,000
*†	Lululemon Athletica (Canada)	32,000	2,366,080
†	Madden (Steven)	38,835	1,697,866
†	Meritage Homes	12,060	458,642
*†	Pandora Media	138,150	1,512,743
	Pier 1 Imports	103,000	1,930,220
†	Pinnacle Entertainment	165,000	2,021,250
	Pool	45,000	1,871,100
†	PulteGroup	65,660	1,017,730
	PVH	18,000	1,686,960
†	rue21	38,920	1,212,358
*†	Saks	67,500	695,925
	Samsonite International
	(Luxembourg)	784,200	1,504,848
†	Shutterfly	89,100	2,772,792
*†	Skullcandy	30,000	412,500
*†	Standard-Pacific	109,770	742,045
†	Tenneco	56,310	1,576,680
	True Religion Apparel	16,434	350,537
†	Urban Outfitters	44,200	1,660,152
*	Vail Resorts	33,000	1,902,450
†	Warnaco Group	23,000	1,193,700
	Williams-Sonoma	22,000	967,340
†	WMS Industries	55,000	900,900
			70,436,033
Consumer Staples – 1.38%
	Casey’s General Stores	24,160	1,380,502
†	Chefs’ Warehouse	65,000	1,064,700
†	Elizabeth Arden	53,104	2,508,633
			4,953,835
Energy – 5.50%
*†	Approach Resources	20,000	602,600
†	Atwood Oceanics	94,820	4,309,568
	Core Laboratories (Netherlands)	11,000	1,336,280
†	FMC Technologies	25,000	1,157,500
†	Hornbeck Offshore Services	18,000	659,700
*†	Houston America Energy	15,000	13,499
*†	Laredo Petroleum Holdings	20,000	439,600
*	Patterson-UTI Energy	106,900	1,693,296
†	PDC Energy	19,000	600,970
†	Rex Energy	76,860	1,026,081
†	Rosetta Resources	60,620	2,903,698
†	SemGroup Class A	48,170	1,775,065
	SM Energy	19,000	1,028,090
	Trican Well Service (Canada)	121,420	1,579,578
	World Fuel Services	15,500	551,955
			19,677,480
Financials – 11.54%
	American Campus Communities	24,190	1,061,457
	Associated Banc-Corp	110,000	1,448,700
	Associated Estates Realty	136,000	2,061,759
	Berkshire Hills Bancorp	25,500	583,440
	BioMed Realty Trust	87,000	1,628,640
	City National	35,000	1,802,850
	CoreSite Realty	44,070	1,187,246
*	DuPont Fabros Technology	70,000	1,767,500
	East West Bancorp	78,390	1,655,597
	Eaton Vance	67,000	1,940,320
†	Enstar Group (Bermuda)	6,700	667,655
	Extra Space Storage	63,600	2,114,699
	First Busey	177,800	867,664
	First Commonwealth Financial	110,000	775,500
	Hancock Holding	27,318	845,492
*	Kaiser Federal Financial Group	54,674	825,031
	Kilroy Realty	15,000	671,700
	Kite Realty Group Trust	245,000	1,249,500
	Lakeland Financial	19,300	532,680
	MB Financial	72,000	1,422,000
*†	Netspend Holdings	48,730	479,016
	Pebblebrook Hotel Trust	71,790	1,679,168
	Potlatch	18,800	702,556
	PrivateBancorp	15,830	253,122
	Provident New York	60,000	564,600
	PS Business Parks	10,500	701,610
	Sandy Spring Bancorp	43,000	827,750
	SEI Investments	70,000	1,501,500
	Summit Hotel Properties	144,000	1,229,760
†	Sunstone Hotel Investors	89,220	981,420
†	SVB Financial Group	20,000	1,209,200
	Tower Group	57,000	1,105,230
	Trico Bancshares	27,350	452,096
	Two Harbors Investment	76,850	902,988
	Valley National Bancorp	70,000	701,400
(continues)       45

Statements of net assets

Optimum Small-Mid Cap Growth Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Financials (continued)
†	Western Alliance Bancorp	103,743	$1,058,179
*†	World Acceptance	27,000	1,821,150
			41,280,175
Healthcare – 17.06%
*†	ABIOMED	67,420	1,415,146
†	Air Methods	13,050	1,557,779
†	Akorn	46,000	608,120
†	Alexion Pharmaceuticals	7,000	800,800
*†	Algeta (Norway)	25,428	656,882
†	Align Technology	28,650	1,059,191
*†	Alimera Sciences	26,100	67,338
*†	Arena Pharmaceuticals	95,440	794,061
†	Ariad Pharmaceuticals	51,000	1,235,475
†	Auxilium Pharmaceuticals	73,380	1,794,875
*†	AVEO Pharmaceuticals	67,350	701,114
†	BioMarin Pharmaceutical	42,000	1,691,340
†	Catamaran	26,871	2,632,552
†	Cepheid	51,900	1,791,069
*†	Chelsea Therapeutics International	80,000	96,000
†	Cubist Pharmaceuticals	35,830	1,708,374
*†	Exelixis	143,060	689,549
†	HealthSouth	52,200	1,255,932
*†	HeartWare International	26,540	2,507,765
	Hill-Rom Holdings	32,000	929,920
*†	Immunogen	57,120	833,952
*†	Incyte	44,550	804,128
†	Insulet	85,340	1,841,637
*†	InterMune	22,000	197,340
*†	Ironwood Pharmaceuticals	82,700	1,056,906
*†	Isis Pharmaceuticals	61,000	858,270
†	Medicines	53,790	1,388,320
†	Mednax	15,000	1,116,750
†	Mettler-Toledo International	25,500	4,353,869
†	NPS Pharmaceuticals	277,200	2,564,100
†	ONYX Pharmaceuticals	25,610	2,164,045
*†	Optimer Pharmaceuticals	78,120	1,103,054
*	Owens & Minor	22,410	669,611
†	PAREXEL International	72,655	2,234,868
	Patterson	51,000	1,746,240
*†	Raptor Pharmaceutical	31,000	172,360
†	Rigel Pharmaceuticals	55,800	571,950
†	Salix Pharmaceuticals	35,660	1,509,844
*†	Seattle Genetics	134,780	3,632,320
†	Sirona Dental Systems	37,000	2,107,520
†	Synageva BioPharma	11,000	587,730
†	Team Health Holdings	52,800	1,432,464
	Techne	15,000	1,079,100
†	Volcano	49,599	1,417,043
†	WellCare Health Plans	28,270	1,598,669
			61,035,372
Industrials – 18.36%
*	Acorn Energy	100,428	895,818
	Acuity Brands	44,730	2,830,962
	AMETEK	116,250	4,121,063
†	Avis Budget Group	105,170	1,617,515
†	CAI International	38,300	785,916
	Chicago Bridge & Iron (Netherlands)	35,000	1,333,150
†	Colfax	28,090	1,030,060
†	CoStar Group	10,140	826,816
*†	DigitalGlobe	104,200	2,124,638
	Donaldson	97,800	3,394,638
†	DXP Enterprises	21,991	1,050,510
	ESCO Technologies	64,200	2,494,170
	Generac Holdings	31,000	709,590
*†	GrafTech International	55,708	500,815
	HEICO Class A	50,000	1,525,500
	Herman Miller	27,000	524,880
†	Hertz Global Holdings	56,500	775,745
	IDEX	23,900	998,303
†	II-VI	90,000	1,711,800
	Interface	90,000	1,188,900
	Kennametal	41,000	1,520,280
	Knoll	75,000	1,046,250
	Landstar System	46,110	2,180,081
	McGrath RentCorp	31,000	808,790
†	Middleby	11,970	1,384,211
†	Moog Class A	66,470	2,517,219
	Nordson	76,000	4,455,119
†	Old Dominion Freight Line	63,286	1,908,706
†	On Assignment	37,500	747,000
†	Oshkosh	27,000	740,610
†	Owens Corning	55,898	1,870,347
*†	Polypore International	77,323	2,733,368
†	Real Goods Solar Class A	150,000	105,000
†	Rush Enterprises Class A	65,000	1,251,900
	Sauer-Danfoss	16,820	676,332
†	Spirit Airlines	127,710	2,181,287
†	Sykes Enterprises	32,796	440,778
†	Teledyne Technologies	28,290	1,793,303
*	Textainer Group Holdings (Bermuda)	36,000	1,099,800
	Toro	40,000	1,591,200
*†	Trex	30,970	1,056,696
†	United Rentals	33,140	1,084,009
†	WABCO Holdings	13,000	749,710
†	WESCO International	22,658	1,296,038
			65,678,823
Information Technology – 19.08%
	Amphenol Class A	28,400	1,672,192
†	ANSYS	40,000	2,936,000
†	Atmel	155,000	815,300
*†	Bazaarvoice	61,287	928,498
*†	BroadSoft	46,280	1,898,406
†	Cadence Design Systems	203,230	2,614,554

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Information Technology (continued)
†	Coherent	32,950	$1,511,087
*†	Concur Technologies	46,900	3,457,936
†	DealerTrack Holdings	50,340	1,401,969
*†	Demandware	7,300	231,775
†	Entegris	110,000	894,300
†	Exa	5,643	61,227
†	ExlService Holdings	95,000	2,802,500
†	Fabrinet (Cayman Islands)	80,050	927,780
*†	Finisar	62,420	892,606
†	Hittite Microwave	10,000	554,700
	IAC/InterActiveCorp	53,370	2,778,442
*†	Imperva	36,080	1,334,599
*†	Infinera	60,000	328,800
†	Informatica	55,000	1,914,550
*†	IPG Photonics	58,000	3,323,400
†	Ixia	76,180	1,224,213
	Jabil Circuit	18,220	341,078
†	Lattice Semiconductor	296,337	1,134,971
†	LivePerson	98,090	1,776,410
†	MICROS Systems	35,000	1,719,200
†	Microsemi	60,000	1,204,200
†	NETGEAR	19,000	724,660
†	ON Semiconductor	130,000	802,100
†	Parametric Technology	34,630	754,934
*	Pegasystems	27,404	795,812
†	Riverbed Technology	46,210	1,075,307
†	Saba Software	35,000	349,650
†	Sapient	161,550	1,722,123
†	Skyworks Solutions	60,350	1,422,148
	Solera Holdings	51,830	2,273,782
*†	Splunk	18,250	670,140
†	SPS Commerce	80,000	3,077,600
*†	Stratasys	10,000	544,000
	Syntel	30,660	1,913,491
†	TIBCO Software	16,000	483,680
†	Ultratech	72,230	2,266,577
*†	Universal Display	23,130	795,209
*†	Velti (Ireland)	75,000	627,750
†	Virtusa	85,411	1,517,753
†	Web.com Group	104,570	1,877,032
†	WNS Holdings ADR	36,500	373,760
†	Wright Express	24,670	1,719,992
†	Zebra Technologies	24,000	900,960
*†	Zillow Class A	21,000	885,780
			68,254,933
Materials – 2.91%
	Albemarle	28,000	1,475,040
†	KapStone Paper & Packaging	68,580	1,535,506
†	Louisiana-Pacific	100,350	1,254,375
*	Methanex (Canada)	70,920	2,024,057
	Packaging Corp. of America	46,650	1,693,395
	Silgan Holdings	55,550	2,416,981
			10,399,354
Telecommunication Services – 1.45%
*†	Boingo Wireless	75,000	595,500
*†	SBA Communications Class A	30,000	1,887,000
†	tw telecom Class A	104,000	2,711,280
			5,193,780
Total Common Stock
	(cost $287,751,589)		346,909,785

Exchange-Traded Fund – 0.46%
	iShares Russell 2000 Growth
	Index Fund	17,400	1,663,614
Total Exchange-Traded Fund
	(cost $1,675,124)		1,663,614

		Principal
		Amount (U.S. $)
Short-Term Investments – 3.18%
≠Discount Notes – 0.77%
	Federal Home Loan Bank
	0.05% 10/26/12	$1,647,457	1,647,446
	0.095% 11/28/12	1,100,494	1,100,459
			2,747,905
Repurchase Agreements – 1.30%
	Bank of America 0.13%,
	dated 9/28/12, to be
	repurchased on 10/1/12,
	repurchase price $3,688,377
	(collateralized by U.S.
	government obligations
	0.625%-0.75%
	12/15/13-6/30/17;
	market value $3,762,104)	3,688,337	3,688,337
	BNP Paribas 0.17%,
	dated 9/28/12, to be
	repurchased on 10/1/12,
	repurchase price $964,234
	(collateralized by U.S.
	government obligations
	0.875% 2/28/17;
	market value $983,505)	964,220	964,220
			4,652,557
≠U.S. Treasury Obligations – 1.11%
	U.S. Treasury Bills
	0.042% 10/25/12	1,967,113	1,967,040
	0.05% 11/15/12	1,131,534	1,131,436
	0.10% 10/4/12	886,161	886,158
			3,984,634
Total Short-Term Investments
	(cost $11,384,959)		11,385,096

Total Value of Securities Before Securities
	Lending Collateral – 100.61%
	(cost $300,811,672)		359,958,495

(continues)       47

Statements of net assets

Optimum Small-Mid Cap Growth Fund

	Number of	Value
	Shares	(U.S. $)
**Securities Lending Collateral – 15.81%
Investment Companies
Delaware Investments
Collateral Fund No. 1	56,549,905	$56,549,905
†@Mellon GSL Reinvestment Trust II	484,445	0
Total Securities Lending Collateral
(cost $57,034,350)		56,549,905

Total Value of Securities – 116.42%
(cost $357,846,022)		416,508,400 ©
**Obligation to Return Securities
Lending Collateral – (15.94%)		(57,034,350)
Other Liabilities Net of Receivables and
Other Assets – (0.48%)		(1,715,948)
Net Assets Applicable to 27,549,772
Shares Outstanding – 100.00%		$357,758,102

Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class A ($5,925,018 / 469,019 Shares)		$12.63
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class B ($357,139 / 30,219 Shares)		$11.82
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class C ($19,882,721 / 1,682,503 Shares)		$11.82
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Institutional Class ($331,593,224 / 25,368,031 Shares)		$13.07

Components of Net Assets at September 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$298,687,374
Accumulated net realized gain on investments		408,379
Net unrealized appreciation of investments
and derivatives		58,662,349
Total net assets		$357,758,102

*	Fully or partially on loan.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $57,044,983 of securities loaned.

The following foreign currency exchange contracts were outstanding at September 30, 2012:1

Foreign Currency Exchange Contracts

	Contracts				Unrealized
	to Receive			Settlement	Appreciation
Counterparty	(Deliver)	In Exchange For		Date	(Depreciation)
MNB	CAD 92,974	USD	(94,831)	10/2/12	$(272)
MNB	CAD 31,575	USD	(32,110)	10/3/12	3
					$(269)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Optimum Small-Mid Cap Growth Fund
Net asset value Class A (A)	$12.63
Sales charge (5.75% of offering price) (B)	0.77
Offering price	$13.40

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $75,000 or more.

Summary of Abbreviations:
ADR — American Depositary Receipt
CAD — Canadian Dollar
MNB — Mellon National Bank
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund
September 30, 2012 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
²Common Stock – 91.15%
Consumer Discretionary – 11.52%
†	BorgWarner	26,500	$1,831,415
	Brinker International	33,800	1,193,140
†	Children’s Place Retail Stores	21,700	1,302,000
†	Crocs	152,300	2,468,783
*†	Deckers Outdoor	12,500	458,000
	Family Dollar Stores	17,500	1,160,250
	Foot Locker	37,600	1,334,800
*	Garmin (Switzerland)	25,600	1,068,544
†	Genesco	15,000	1,000,950
*	Gentex	30,000	510,300
	Hooker Furniture	209,374	2,719,768
*†	Jos. A. Bank Clothiers	43,102	2,089,585
	Lear	47,600	1,798,804
†	MaidenForm Brands	60,000	1,228,800
	PETsMART	15,800	1,089,884
	Signet Jewelers (Bermuda)	46,500	2,267,340
	Spartan Motors	539,273	2,696,365
*	Staples	239,000	2,753,280
	Tupperware Brands	49,700	2,663,423
	Universal Technical Institute	55,800	764,460
†	Warnaco Group	22,100	1,146,990
*†	Winnebago Industries	303,900	3,838,257
†	WMS Industries	135,000	2,211,300
			39,596,438
Consumer Staples – 2.39%
†	Chiquita Brands International	157,873	1,206,150
	Dr Pepper Snapple Group	24,200	1,077,626
	Molson Coors Brewing Class B	25,000	1,126,250
*	Sanderson Farms	56,000	2,484,720
	Smucker (J.M.)	27,100	2,339,543
			8,234,289
Energy – 5.28%
	Cabot Oil & Gas	34,700	1,558,030
†	Cloud Peak Energy	66,400	1,201,840
	CONSOL Energy	39,800	1,195,990
	Gulf Island Fabrication	92,729	2,584,357
*†	Newpark Resources	339,350	2,514,584
†	Plains Exploration & Production	62,200	2,330,634
†	Rex Energy	93,400	1,246,890
*†	Ultra Petroleum	102,000	2,241,960
†	Vaalco Energy	384,503	3,287,500
			18,161,785
Financials – 12.11%
	Alexandria Real Estate Equities	14,900	1,095,448
	American Equity Investment
	Life Holding	30,265	351,982
	Aspen Insurance Holdings (Bermuda)	80,500	2,454,445
	AXIS Capital Holdings (Bermuda)	65,700	2,294,244
	BankUnited	79,300	1,951,573
†	BBCN Bancorp	48,200	607,802
	City Holding	76,979	2,758,927
	DiamondRock Hospitality	127,700	1,229,751
	Digital Realty Trust	17,100	1,194,435
	Dime Community Bancshares	198,022	2,859,438
	East West Bancorp	102,700	2,169,024
	First Financial Bancorp	125,100	2,115,441
†	Hallmark Financial Services	312,127	2,540,714
	HCC Insurance Holdings	65,200	2,209,628
	Horace Mann Educators	149,376	2,705,199
	Lazard Class A (Bermuda)	78,600	2,297,478
	Potlatch	30,103	1,124,949
	PrivateBancorp	72,300	1,156,077
	Safety Insurance Group	21,400	981,832
	Stewart Information Services	167,208	3,367,569
†	SVB Financial Group	18,200	1,100,372
	Wintrust Financial	43,200	1,623,024
	XL Group (Ireland)	60,000	1,441,800
			41,631,152
Healthcare – 3.51%
†	Cambrex	5,701	66,873
†	CareFusion	100,000	2,839,000
	DENTSPLY International	27,400	1,045,036
†	Hologic	119,600	2,420,704
†	Mednax	15,800	1,176,310
†	Orthofix International (Curacao)	20,000	895,000
	Teleflex	27,800	1,913,752
	Thermo Fisher Scientific	28,800	1,694,304
			12,050,979
Industrials – 26.49%
*	AAON	111,843	2,202,189
†	ACCO Brands	345,000	2,239,050
	Acuity Brands	42,800	2,708,812
†	Aegion	93,000	1,781,880
†	AGCO	26,900	1,277,212
	Albany International	120,400	2,645,188
	AMETEK	52,875	1,874,419
	Avery Dennison	86,000	2,736,520
†	BE Aerospace	56,900	2,395,490
	Brady Class A	61,300	1,794,864
	Carlisle	61,300	3,182,696
†	Colfax	66,400	2,434,888
	Crane	33,300	1,329,669
*	Donnelley (R.R.) & Sons	64,800	686,880
	Dover	50,700	3,016,143
	Encore Wire	97,510	2,853,143
	Ennis	166,790	2,737,024
†	Federal Signal	270,000	1,706,400
†	Foster Wheeler (Switzerland)	57,400	1,375,304
	Graham	143,257	2,588,654
	Granite Construction	90,200	2,590,544
	Griffon	100,300	1,033,090
	Harsco	148,100	3,040,493
	Hubbell Class B	53,600	4,327,664

(continues)       49

Statements of net assets

Optimum Small-Mid Cap Value Fund

		Number of	Value
		Shares	(U.S. $)
²Common Stock (continued)
Industrials (continued)
	IDEX	32,700	$1,365,879
	Ingersoll-Rand (Ireland)	69,000	3,092,580
	Kennametal	96,600	3,581,928
	Knoll	180,848	2,522,830
	Manpower	28,900	1,063,520
	McGrath RentCorp	100,988	2,634,777
	Quanex Building Products	64,000	1,205,760
†	Rush Enterprises Class A	57,300	1,103,598
	SkyWest	17,160	177,263
	Stanley Black & Decker	41,000	3,126,250
	Tennant	46,988	2,012,026
	Timken	117,800	4,377,447
†	TMS International Class A	32,380	320,562
†	TrueBlue	130,000	2,043,600
	Tyco International (Switzerland)	48,400	2,722,984
	US Ecology	128,619	2,775,598
*†	WESCO International	41,800	2,390,960
			91,075,778
Information Technology – 18.09%
*	Adtran	10,500	181,440
†	Advanced Energy Industries	186,325	2,295,524
	Broadridge Financial Solutions	101,700	2,372,661
	Brooks Automation	157,500	1,264,725
	Cabot Microelectronics	32,900	1,156,106
†	Checkpoint Systems	190,600	1,578,168
†	Digi International	85,000	863,600
†	Diodes	22,000	374,220
	Fair Isaac	68,050	3,011,893
†	Fairchild Semiconductor International	124,100	1,628,192
†	Flextronics International (Singapore)	497,700	2,986,200
	Global Payments	70,400	2,944,832
	Harris	57,100	2,924,662
	Henry (Jack) & Associates	62,000	2,349,800
	Infineon Technologies (Germany)	100,000	634,558
†	Ingram Micro Class A	98,000	1,492,540
*	InterDigital	62,935	2,346,217
*	j2 Global	103,300	3,390,306
†	KEMET	200,000	880,000
	KLA-Tencor	22,400	1,068,592
†	LTX-Credence	205,300	1,180,475
	Methode Electronics	250,752	2,434,802
	Micrel	257,111	2,679,097
†	Plexus	146,800	4,446,571
†	Rudolph Technologies	280,982	2,950,311
†	ScanSource	83,509	2,673,958
*†	Synaptics	91,425	2,196,029
	Tellabs	678,000	2,400,120
†	Teradyne	99,600	1,416,312
†	VASCO Data Security International	311,436	2,921,270
†	XO Group	137,500	1,148,125
			62,191,306
Materials – 10.79%
	AptarGroup	41,400	2,140,794
	Ashland	29,700	2,126,520
	Carpenter Technology	17,500	915,600
	Celanese Series A	45,000	1,705,950
†	Chemtura	85,000	1,463,700
	Eastman Chemical	86,200	4,914,261
†	Ferro	169,600	581,728
	Fuller (H.B.)	45,000	1,380,600
	KMG Chemicals	154,335	2,855,198
†	Landec	328,553	3,761,932
	Minerals Technologies	36,900	2,617,317
†	Owens-Illinois	97,000	1,819,720
	Packaging Corp. of America	71,600	2,599,080
	PolyOne	149,000	2,468,930
	Rock-Tenn Class A	17,600	1,270,368
	Sealed Air	134,000	2,071,640
	Sonoco Products	77,600	2,404,824
			37,098,162
Utilities – 0.97%
	CMS Energy	71,900	1,693,245
	Wisconsin Energy	43,600	1,642,412
			3,335,657
Total Common Stock
	(cost $270,688,118)		313,375,546

		Principal
		Amount (U.S. $)
Short-Term Investments – 9.03%
≠Discount Notes – 2.27%
	Federal Home Loan Bank
	0.05% 10/26/12	$4,289,328	4,289,297
	0.095% 11/28/12	3,521,890	3,521,778
			7,811,075
Repurchase Agreements – 3.53%
	Bank of America 0.13%,
	dated 9/28/12, to be
	repurchased on 10/1/12,
	repurchase price $9,603,077
	(collateralized by U.S.
	government obligations
	0.625%-0.75%
	12/15/13-6/30/17;
	market value $9,795,032)	9,602,973	9,602,973
	BNP Paribas 0.17%,
	dated 9/28/12, to be
	repurchased on 10/1/12,
	repurchase price $2,510,483
	(collateralized by U.S.
	government obligations
	0.875% 2/28/17;
	market value $2,560,657)	2,510,447	2,510,447
			12,113,420

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Short-Term Investments (continued)
≠U.S. Treasury Obligations – 3.23%
U.S. Treasury Bills
0.042% 10/25/12	$5,121,585	$5,121,395
0.05% 11/15/12	3,473,730	3,473,428
0.10% 10/4/12	2,512,233	2,512,223
		11,107,046
Total Short-Term Investments
(cost $31,031,117)		31,031,541

Total Value of Securities Before Securities
Lending Collateral – 100.18%
(cost $301,719,235)		344,407,087

	Number of
	Shares
**Securities Lending Collateral – 6.86%
Investment Companies
Delaware Investments
Collateral Fund No. 1	23,571,199	23,571,199
†@Mellon GSL Reinvestment Trust II	250,193	0
Total Securities Lending Collateral
(cost $23,821,392)		23,571,199

Total Value of Securities – 107.04%
(cost $325,540,627)		367,978,286 ©
**Obligation to Return Securities
Lending Collateral – (6.93%)		(23,821,392)
Other Liabilities Net of Receivables and
Other Assets – (0.11%)		(369,206)
Net Assets Applicable to 27,801,580
Shares Outstanding – 100.00%		$343,787,688

Net Asset Value – Optimum Small-Mid Cap Value Fund
Class A ($5,170,697 / 429,563 Shares)		$12.04
Net Asset Value – Optimum Small-Mid Cap Value Fund
Class B ($329,862 / 29,278 Shares)		$11.27
Net Asset Value – Optimum Small-Mid Cap Value Fund
Class C ($18,621,326 / 1,653,699 Shares)		$11.26
Net Asset Value – Optimum Small-Mid Cap Value Fund
Institutional Class ($319,665,803 / 25,689,040 Shares)		$12.44

Components of Net Assets at September 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$297,012,013
Undistributed net investment income		13,456
Accumulated net realized gain on investments		4,324,560
Net unrealized appreciation of investments		42,437,659
Total net assets		$343,787,688

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At September 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $23,221,318 of securities loaned.

Net Asset Value and Offering Price Per Share –
Optimum Small-Mid Cap Value Fund
Net asset value Class A (A)	$12.04
Sales charge (5.75% of offering price) (B)	0.73
Offering price	$12.77

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Optimum Fund Trust
September 30, 2012 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Assets:
Investments, at value[1]	$1,278,201,916	$306,143,094	$796,220,784	$784,601,637	$348,573,399	$313,375,546
Option purchased, at value	14,325	—	—	—	—	—
Short-term investments, at value	150,853,270	3,085,086	34,224,551	9,770,494	11,385,096	31,031,541
Short-term investments held as collateral
for loaned securities, at value	64,018,072	43,234,290	11,963,997	37,940,183	56,549,905	23,571,199
Cash	—	170,030	108,158	332,310	63,161	—
Cash collateral	1,430,000	480,000	—	—	—	—
Foreign currencies, at value	1,357,924	545,433	—	9,011	—	—
Receivables for fund shares sold	3,207,392	664,666	1,399,661	1,416,881	691,844	709,634
Receivable for securities sold	57,057,017	5,270,946	14,324,648	1,349,200	4,025,878	631,814
Unrealized gain of foreign currency
exchange contracts	713,252	200,721	—	—	3	—
Dividends and interest receivable	10,725,923	994,684	831,896	1,749,232	131,779	294,019
Securities lending income receivable	22,520	23,731	20,614	41,494	71,479	11,466
Unrealized gain on credit default swap contracts
(including up front payments received $2,132,892)	2,840,259	—	—	—	—	—
Unrealized gain on interest rate swap contracts
(including up front payments received $1,619,584)	7,602,566	—	—	—	—	—
Other assets	—	190	—	230	370	201
Total assets	1,578,044,436	360,812,871	859,094,309	837,210,672	421,492,914	369,625,420

Liabilities:
Cash overdraft	1,399,339	—	—	—	—	524,323
Securities sold short, at value	7,701,562	—	—	1,274,040	—	—
Payables for securities purchased	117,200,906	3,325,796	16,122,474	997,217	6,073,376	925,775
Payables for fund shares redeemed	839,747	137,204	415,830	377,488	175,885	163,102
Annual protection payments on
credit default swap contracts	34,652	—	—	—	—	—
Unrealized loss on foreign currency
exchange contracts	1,114,441	560,862	—	—	272	—
Unrealized loss on credit default swap contracts
(including up front payments paid $221,446)	2,153,441	—	—	—	—	—
Variation margin payable on futures contracts	28	—	—	—	—	—
Obligation to return securities lending collateral	65,216,319	43,854,899	12,963,994	38,936,825	57,034,350	23,821,392
Due to manager and affiliates	1,166,680	302,904	897,968	840,384	408,090	363,111
Other accrued expenses	207,969	55,112	112,656	114,483	42,839	40,029
Other liabilities	29,884	—	266	—	—	—
Total liabilities	197,064,968	48,236,777	30,513,188	42,540,437	63,734,812	25,837,732

Total Net Assets	$1,380,979,468	$312,576,094	$828,581,121	$794,670,235	$357,758,102	$343,787,688

Investments, at cost	$1,217,272,186	$306,959,814	$643,007,639	$664,912,019	$289,426,713	$270,688,118
Securities sold short, at proceeds	(7,703,281)	—	—	(1,258,143)	—	—
Option purchased, at cost	34,958	—	—	—	—	—
Short-term investments, at cost	150,845,583	3,085,050	34,224,073	9,770,309	11,384,959	31,031,117
Short-term investments held as collateral
for loaned securities, at cost	65,216,319	43,854,899	12,963,994	38,936,825	57,034,350	23,821,392
Foreign currencies, at cost	1,358,123	543,536	—	9,033	—	—
[1]Including securities on loan	232,847,255	41,485,595	17,849,048	37,734,412	57,044,983	23,221,318

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Optimum Fund Trust
Six Months Ended September 30, 2012 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment Income:
Interest	$24,460,511	$4,571	$23,527	$12,550	$6,724	$17,630
Dividends	144,687	8,046,872	5,183,392	10,824,434	1,218,536	2,218,868
Securities lending income	101,375	300,516	243,051	322,978	301,035	57,669
Foreign tax withheld	(8,416)	(716,340)	(18,048)	(43,041)	(4,878)	—
	24,698,157	7,635,619	5,431,922	11,116,921	1,521,417	2,294,167

Expenses:
Management fees	3,676,422	1,163,802	3,009,471	2,723,699	1,878,418	1,660,589
Dividend disbursing and transfer
agent fees and expenses	1,665,823	492,678	1,083,064	1,039,611	558,361	540,360
Distribution expenses – Class A	72,969	15,359	57,104	52,838	9,973	8,795
Distribution expenses – Class B	13,462	4,282	14,237	13,476	2,561	2,417
Distribution expenses – Class C	793,126	153,954	571,517	532,079	98,625	92,292
Administration expenses	939,897	240,131	617,791	591,791	281,763	269,344
Accounting fees	254,618	56,674	154,418	147,183	66,502	63,570
Trustees’ fees	78,045	17,481	48,995	46,199	20,862	19,660
Reports and statements to shareholders	66,119	31,313	36,614	34,902	23,558	26,370
Registration fees	60,116	37,756	39,455	47,145	34,266	35,189
Professional fees	56,016	21,151	34,602	36,508	22,527	21,761
Custodian fees	50,302	95,731	13,188	8,628	9,296	3,015
Pricing fees	23,014	2,690	1,149	646	1,040	664
Insurance fees	21,212	4,755	12,042	11,525	5,003	4,580
Other	8,519	13,000	5,884	5,269	4,019	3,999
	7,779,660	2,350,757	5,699,531	5,291,499	3,016,774	2,752,605
Less fees waived	(367,769)	(140,595)	(102,075)	(83,937)	(291,353)	(333,955)
Less expense paid indirectly	(272)	(282)	(295)	(295)	(290)	(294)
Total operating expenses	7,411,619	2,209,880	5,597,161	5,207,267	2,725,131	2,418,356
Net Investment Income (Loss)	17,286,538	5,425,739	(165,239)	5,909,654	(1,203,714)	(124,189)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,228,594	(4,857,914)	26,760,262	18,877,546	4,269,087	5,854,924
Foreign currencies	(1,593,201)	(181,051)	1,127	6,475	(9,214)	(2,110)
Foreign currency exchange contracts	474,314	288,106	(1,593)	(11,558)	1,972	(1,515)
Futures contracts	(547,176)	19,197	—	—	—	—
Swap contracts	338,466	—	—	—	—	—
Options written	197,145	—	—	—	—	—
Net realized gain (loss)	12,098,142	(4,731,662)	26,759,796	18,872,463	4,261,845	5,851,299
Net change in unrealized appreciation
(depreciation) of:
Investments	26,909,646	(1,209,439)	(22,548,312)	(15,160,139)	(6,745,064)	(13,407,709)
Foreign currencies	33,010	(13,105)	(10,810)	(7,016)	271	—
Foreign currency exchange contracts	566,992	(302,801)	3,948	—	(269)	—
Futures contracts	(4,355)	—	—	—	—	—
Swap contracts	4,102,146	—	—	—	—	—
Options written	60,221	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	31,667,660	(1,525,345)	(22,555,174)	(15,167,155)	(6,745,062)	(13,407,709)

Net Realized and Unrealized Gain (Loss)	43,765,802	(6,257,007)	4,204,622	3,705,308	(2,483,217)	(7,556,410)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$61,052,340	$(831,268)	$4,039,383	$9,614,962	$(3,686,931)	$(7,680,599)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/12	3/31/12	9/30/12	3/31/12
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$17,286,538	$35,808,863	$5,425,739	$5,769,275
Net realized gain (loss)	12,098,142	26,623,462	(4,731,662)	(2,305,980)
Net change in unrealized appreciation (depreciation)	31,667,660	11,224,896	(1,525,345)	(18,403,569)
Net increase (decrease) in net assets resulting from operations	61,052,340	73,657,221	(831,268)	(14,940,274)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(78,587)	(1,400,452)	(91,264)	(173,139)
Class B	(927)	(124,278)	(8,568)	(10,683)
Class C	(47,715)	(4,493,484)	(277,177)	(237,826)
Institutional Class	(2,949,899)	(34,952,120)	(2,807,525)	(5,393,090)

Net realized gain:
Class A	(339,168)	(526,487)	—	—
Class B	(25,332)	(55,074)	—	—
Class C	(1,304,208)	(2,032,246)	—	—
Institutional Class	(8,958,952)	(12,395,715)	—	—
	(13,704,788)	(55,979,856)	(3,184,534)	(5,814,738)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,590,337	7,125,739	684,488	979,426
Class B	286,527	102,779	521	1,982
Class C	9,839,558	18,405,803	1,366,601	2,541,744
Institutional Class	192,445,160	344,737,019	38,755,118	84,407,565

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	395,670	1,825,346	88,937	169,731
Class B	23,900	167,562	8,152	10,278
Class C	1,334,041	6,391,577	272,248	233,901
Institutional Class	11,621,775	46,132,876	2,759,742	5,310,361
	219,536,968	424,888,701	43,935,807	93,654,988

Cost of shares redeemed:
Class A	(3,879,800)	(8,794,831)	(774,169)	(2,234,243)
Class B	(1,676,982)	(2,001,651)	(512,319)	(610,159)
Class C	(10,540,709)	(32,581,127)	(2,287,179)	(6,954,080)
Institutional Class	(82,857,039)	(182,353,558)	(19,760,965)	(46,442,258)
	(98,954,530)	(225,731,167)	(23,334,632)	(56,240,740)
Increase in net assets derived from capital share transactions	120,582,438	199,157,534	20,601,175	37,414,248
Net Increase in Net Assets	167,929,990	216,834,899	16,585,373	16,659,236

Net Assets:
Beginning of period	1,213,049,478	996,214,579	295,990,721	279,331,485
End of period	$1,380,979,468	$1,213,049,478	$312,576,094	$295,990,721
Undistributed net investment income	$14,748,268	$1,107,367	$5,511,639	$3,163,379

See accompanying notes, which are an integral part of the financial statements.

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/12	3/31/12	9/30/12	3/31/12
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(165,239)	$(1,195,543)	$5,909,654	$9,819,535
Net realized gain	26,759,796	34,070,265	18,872,463	895,037
Net change in unrealized appreciation (depreciation)	(22,555,174)	29,549,864	(15,167,155)	39,176,300
Net increase in net assets resulting from operations	4,039,383	62,424,586	9,614,962	49,890,872

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	(340,054)	(236,093)
Class B	—	—	(16,058)	(6,668)
Class C	—	—	(579,060)	(159,907)
Institutional Class	—	—	(8,899,225)	(5,647,235)
	—	—	(9,834,397)	(6,049,903)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,067,426	3,365,959	2,036,117	3,175,476
Class B	—	3,199	8,171	4,198
Class C	4,348,668	7,470,184	4,259,889	7,374,125
Institutional Class	75,184,065	147,609,090	75,616,634	147,534,944

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	—	332,493	232,490
Class B	—	—	15,175	6,437
Class C	—	—	568,737	157,221
Institutional Class	—	—	8,755,904	5,557,758
	81,600,159	158,448,432	91,593,120	164,042,649

Cost of shares redeemed:
Class A	(2,698,618)	(7,033,325)	(2,556,311)	(7,405,494)
Class B	(1,543,170)	(1,959,532)	(1,527,868)	(1,813,412)
Class C	(8,155,360)	(23,442,450)	(7,929,361)	(21,690,877)
Institutional Class	(53,511,107)	(135,724,594)	(48,688,300)	(122,214,398)
	(65,908,255)	(168,159,901)	(60,701,840)	(153,124,181)
Increase (decrease) in net assets derived from capital share transactions	15,691,904	(9,711,469)	30,891,280	10,918,468
Net Increase in Net Assets	19,731,287	52,713,117	30,671,845	54,759,437

Net Assets:
Beginning of period	808,849,834	756,136,717	763,998,390	709,238,953
End of period	$828,581,121	$808,849,834	$794,670,235	$763,998,390
Undistributed (accumulated) net investment income (loss)	$40,974	$(217,029)	$5,886,582	$9,816,408

See accompanying notes, which are an integral part of the financial statements.

(continues)       55

Statements of changes in net assets

Optimum Fund Trust

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/12	3/31/12	9/30/12	3/31/12
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,203,714)	$(3,395,815)	$(124,189)	$(321,479)
Net realized gain	4,261,845	19,561,186	5,851,299	18,668,872
Net change in unrealized appreciation (depreciation)	(6,745,062)	(13,534,357)	(13,407,709)	(12,454,173)
Net increase (decrease) in net assets resulting from operations	(3,686,931)	2,631,014	(7,680,599)	5,893,220

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	(83,073)	(357,682)	(88,822)	(53,670)
Class B	(8,807)	(55,125)	(10,174)	(8,906)
Class C	(308,712)	(1,337,094)	(350,671)	(213,540)
Institutional Class	(4,453,178)	(17,659,856)	(5,182,904)	(2,878,962)
	(4,853,770)	(19,409,757)	(5,632,571)	(3,155,078)

Capital Share Transactions:
Proceeds from shares sold:
Class A	427,077	563,709	365,671	470,396
Class B	—	1,508	—	1,881
Class C	737,867	1,292,696	673,981	1,377,784
Institutional Class	39,491,683	83,984,281	39,482,206	85,683,785

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	81,888	352,435	86,969	52,637
Class B	8,533	53,832	9,652	8,646
Class C	305,980	1,325,055	346,131	211,440
Institutional Class	4,387,884	17,401,090	5,105,547	2,838,393
	45,440,912	104,974,606	46,070,157	90,644,962

Cost of shares redeemed:
Class A	(404,885)	(1,383,482)	(421,134)	(1,183,911)
Class B	(287,186)	(370,439)	(297,969)	(361,555)
Class C	(1,470,851)	(4,323,168)	(1,428,642)	(4,031,151)
Institutional Class	(26,262,254)	(69,507,535)	(23,569,864)	(55,490,093)
	(28,425,176)	(75,584,624)	(25,717,609)	(61,066,710)
Increase in net assets derived from capital share transactions	17,015,736	29,389,982	20,352,548	29,578,252
Net Increase in Net Assets	8,475,035	12,611,239	7,039,378	32,316,394

Net Assets:
Beginning of period	349,283,067	336,671,828	336,748,310	304,431,916
End of period	$357,758,102	$349,283,067	$343,787,688	$336,748,310
Undistributed (accumulated) net investment income (loss)	$—	$(1,079,817)	$13,456	$13,456

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$9.710	$9.550	$9.290	$7.750	$8.930	$9.050

Income (loss) from investment operations:
Net investment income[2]	0.121	0.293	0.391	0.661	0.449	0.402
Net realized and unrealized gain (loss)	0.340	0.338	0.247	1.482	(1.140)	(0.066)
Total from investment operations	0.461	0.631	0.638	2.143	(0.691)	0.336

Less dividends and distributions from:
Net investment income	(0.019)	(0.342)	(0.378)	(0.603)	(0.462)	(0.380)
Net realized gain	(0.082)	(0.129)	—	—	(0.027)	(0.076)
Total dividends and distributions	(0.101)	(0.471)	(0.378)	(0.603)	(0.489)	(0.456)

Net asset value, end of period	$10.070	$9.710	$9.550	$9.290	$7.750	$8.930

Total return[3]	4.77%	6.71%	7.01%	28.24%	(7.82% )	3.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,230	$40,620	$39,758	$40,808	$39,299	$63,262
Ratio of expenses to average net assets	1.35%	1.35%	1.35%	1.31%	1.24%	1.24%
Ratio of expenses to average net assets
prior to fees waived	1.41%	1.44%	1.46%	1.48%	1.47%	1.43%
Ratio of net investment income to average net assets	2.43%	3.01%	4.10%	7.49%	5.38%	4.44%
Ratio of net investment income to average net assets
prior to fees waived	2.37%	2.92%	3.99%	7.32%	5.15%	4.25%
Portfolio turnover	90%	211%	273%	134%	158%	256%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       57

Financial highlights

Optimum Fixed Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$9.700	$9.540	$9.280	$7.750	$8.930	$9.060

Income (loss) from investment operations:
Net investment income[2]	0.088	0.229	0.328	0.604	0.395	0.343
Net realized and unrealized gain (loss)	0.337	0.340	0.248	1.486	(1.140)	(0.076)
Total from investment operations	0.425	0.569	0.576	2.090	(0.745)	0.267

Less dividends and distributions from:
Net investment income	(0.003)	(0.280)	(0.316)	(0.560)	(0.408)	(0.321)
Net realized gain	(0.082)	(0.129)	—	—	(0.027)	(0.076)
Total dividends and distributions	(0.085)	(0.409)	(0.316)	(0.560)	(0.435)	(0.397)

Net asset value, end of period	$10.040	$9.700	$9.540	$9.280	$7.750	$8.930

Total return[3]	4.40%	6.15%	6.32%	27.51%	(8.42% )	2.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,779	$3,056	$4,714	$5,587	$5,483	$8,788
Ratio of expenses to average net assets	2.00%	2.00%	2.00%	1.96%	1.89%	1.89%
Ratio of expenses to average net assets
prior to fees waived	2.06%	2.09%	2.11%	2.13%	2.12%	2.08%
Ratio of net investment income to average net assets	1.78%	2.36%	3.45%	6.84%	4.73%	3.79%
Ratio of net investment income to average net assets
prior to fees waived	1.72%	2.27%	3.34%	6.67%	4.50%	3.60%
Portfolio turnover	90%	211%	273%	134%	158%	256%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$9.710	$9.540	$9.280	$7.760	$8.940	$9.060

Income (loss) from investment operations:
Net investment income[2]	0.088	0.229	0.329	0.604	0.395	0.343
Net realized and unrealized gain (loss)	0.337	0.350	0.247	1.476	(1.140)	(0.066)
Total from investment operations	0.425	0.579	0.576	2.080	(0.745)	0.277

Less dividends and distributions from:
Net investment income	(0.003)	(0.280)	(0.316)	(0.560)	(0.408)	(0.321)
Net realized gain	(0.082)	(0.129)	—	—	(0.027)	(0.076)
Total dividends and distributions	(0.085)	(0.409)	(0.316)	(0.560)	(0.435)	(0.397)

Net asset value, end of period	$10.050	$9.710	$9.540	$9.280	$7.760	$8.940

Total return[3]	4.40%	6.15%	6.32%	27.34%	(8.41% )	3.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,842	$154,778	$159,759	$170,214	$157,185	$257,340
Ratio of expenses to average net assets	2.00%	2.00%	2.00%	1.96%	1.89%	1.89%
Ratio of expenses to average net assets
prior to fees waived	2.06%	2.09%	2.11%	2.13%	2.12%	2.08%
Ratio of net investment income to average net assets	1.78%	2.36%	3.45%	6.84%	4.73%	3.79%
Ratio of net investment income to average net assets
prior to fees waived	1.72%	2.27%	3.34%	6.67%	4.50%	3.60%
Portfolio turnover	90%	211%	273%	134%	158%	256%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)        59

Financial highlights

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$9.710	$9.550	$9.290	$7.740	$8.920	$9.050

Income (loss) from investment operations:
Net investment income[2]	0.138	0.327	0.424	0.692	0.479	0.434
Net realized and unrealized gain (loss)	0.341	0.338	0.247	1.484	(1.141)	(0.076)
Total from investment operations	0.479	0.665	0.671	2.176	(0.662)	0.358

Less dividends and distributions from:
Net investment income	(0.027)	(0.376)	(0.411)	(0.626)	(0.491)	(0.412)
Net realized gain	(0.082)	(0.129)	—	—	(0.027)	(0.076)
Total dividends and distributions	(0.109)	(0.505)	(0.411)	(0.626)	(0.518)	(0.488)

Net asset value, end of period	$10.080	$9.710	$9.550	$9.290	$7.740	$8.920

Total return[3]	4.85%	7.20%	7.39%	28.73%	(7.51% )	4.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,176,128	$1,014,595	$791,984	$579,694	$434,285	$597,388
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	0.96%	0.89%	0.89%
Ratio of expenses to average net assets
prior to fees waived	1.06%	1.09%	1.11%	1.13%	1.12%	1.08%
Ratio of net investment income to average net assets	2.78%	3.36%	4.45%	7.84%	5.73%	4.79%
Ratio of net investment income to average net assets
prior to fees waived	2.72%	3.27%	4.34%	7.67%	5.50%	4.60%
Portfolio turnover	90%	211%	273%	134%	158%	256%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$10.420	$11.200	$10.340	$7.010	$13.840	$15.490

Income (loss) from investment operations:
Net investment income[2]	0.172	0.192	0.129	0.124	0.280	0.262
Net realized and unrealized gain (loss)	(0.249)	(0.790)	0.887	3.366	(6.557)	(0.798)
Total from investment operations	(0.077)	(0.598)	1.016	3.490	(6.277)	(0.536)

Less dividends and distributions from:
Net investment income	(0.103)	(0.182)	(0.156)	(0.160)	(0.326)	(0.116)
Net realized gain	—	—	—	—	(0.227)	(0.998)
Total dividends and distributions	(0.103)	(0.182)	(0.156)	(0.160)	(0.553)	(1.114)

Net asset value, end of period	$10.240	$10.420	$11.200	$10.340	$7.010	$13.840

Total return[3]	(0.64% )	(5.30% )	10.19%	50.29%	(46.64% )	(3.96% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,152	$9,318	$11,189	$12,082	$9,578	$22,971
Ratio of expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.77%	1.75%
Ratio of expenses to average net assets
prior to fees waived	1.85%	1.84%	1.88%	1.94%	1.86%	1.75%
Ratio of net investment income to average net assets	3.50%	1.84%	1.26%	1.30%	2.66%	1.69%
Ratio of net investment income to average net assets
prior to fees waived	3.40%	1.75%	1.13%	1.11%	2.57%	1.69%
Portfolio turnover	26%	50%	95%	91%	58%	19%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)        61

Financial highlights

Optimum International Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$10.220	$10.940	$10.100	$6.880	$13.580	$15.240

Income (loss) from investment operations:
Net investment income[2]	0.137	0.122	0.061	0.064	0.213	0.163
Net realized and unrealized gain (loss)	(0.240)	(0.773)	0.875	3.304	(6.436)	(0.787)
Total from investment operations	(0.103)	(0.651)	0.936	3.368	(6.223)	(0.624)

Less dividends and distributions from:
Net investment income	(0.087)	(0.069)	(0.096)	(0.148)	(0.250)	(0.038)
Net realized gain	—	—	—	—	(0.227)	(0.998)
Total dividends and distributions	(0.087)	(0.069)	(0.096)	(0.148)	(0.477)	(1.036)

Net asset value, end of period	$10.030	$10.220	$10.940	$10.100	$6.880	$13.580

Total return[3]	(1.03% )	(5.94% )	9.49%	49.42%	(47.02% )	(4.59% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$598	$1,139	$1,868	$2,243	$1,764	$4,203
Ratio of expenses to average net assets	2.40%	2.40%	2.40%	2.40%	2.42%	2.40%
Ratio of expenses to average net assets
prior to fees waived	2.50%	2.49%	2.53%	2.59%	2.51%	2.40%
Ratio of net investment income to average net assets	2.85%	1.19%	0.61%	0.65%	2.01%	1.04%
Ratio of net investment income to average net assets
prior to fees waived	2.75%	1.10%	0.48%	0.46%	1.92%	1.04%
Portfolio turnover	26%	50%	95%	91%	58%	19%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$10.230	$10.950	$10.100	$6.890	$13.590	$15.250

Income (loss) from investment operations:
Net investment income[2]	0.137	0.122	0.061	0.064	0.213	0.163
Net realized and unrealized gain (loss)	(0.250)	(0.773)	0.885	3.294	(6.436)	(0.787)
Total from investment operations	(0.113)	(0.651)	0.946	3.358	(6.223)	(0.624)

Less dividends and distributions from:
Net investment income	(0.087)	(0.069)	(0.096)	(0.148)	(0.250)	(0.038)
Net realized gain	—	—	—	—	(0.227)	(0.998)
Total dividends and distributions	(0.087)	(0.069)	(0.096)	(0.148)	(0.477)	(1.036)

Net asset value, end of period	$10.030	$10.230	$10.950	$10.100	$6.890	$13.590

Total return[3]	(1.02% )	(5.94% )	9.59%	49.20%	(46.98% )	(4.59% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,698	$32,995	$39,762	$43,260	$34,520	$84,431
Ratio of expenses to average net assets	2.40%	2.40%	2.40%	2.40%	2.42%	2.40%
Ratio of expenses to average net assets
prior to fees waived	2.50%	2.49%	2.53%	2.59%	2.51%	2.40%
Ratio of net investment income to average net assets	2.85%	1.19%	0.61%	0.65%	2.01%	1.04%
Ratio of net investment income to average net assets
prior to fees waived	2.75%	1.10%	0.48%	0.46%	1.92%	1.04%
Portfolio turnover	26%	50%	95%	91%	58%	19%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)         63

Financial highlights

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$10.490	$11.300	$10.430	$7.050	$13.940	$15.590

Income (loss) from investment operations:
Net investment income[2]	0.190	0.229	0.168	0.157	0.317	0.317
Net realized and unrealized gain (loss)	(0.258)	(0.793)	0.887	3.393	(6.611)	(0.797)
Total from investment operations	(0.068)	(0.564)	1.055	3.550	(6.294)	(0.480)

Less dividends and distributions from:
Net investment income	(0.112)	(0.246)	(0.185)	(0.170)	(0.369)	(0.172)
Net realized gain	—	—	—	—	(0.227)	(0.998)
Total dividends and distributions	(0.112)	(0.246)	(0.185)	(0.170)	(0.596)	(1.170)

Net asset value, end of period	$10.310	$10.490	$11.300	$10.430	$7.050	$13.940

Total return[3]	(0.54% )	(4.93% )	10.55%	50.88%	(46.49% )	(3.59% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,128	$252,539	$226,512	$146,156	$79,430	$174,954
Ratio of expenses to average net assets	1.40%	1.40%	1.40%	1.40%	1.42%	1.40%
Ratio of expenses to average net assets
prior to fees waived	1.50%	1.49%	1.53%	1.59%	1.51%	1.40%
Ratio of net investment income to average net assets	3.85%	2.19%	1.61%	1.65%	3.01%	2.04%
Ratio of net investment income to average net assets
prior to fees waived	3.75%	2.10%	1.48%	1.46%	2.92%	2.04%
Portfolio turnover	26%	50%	95%	91%	58%	19%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12		3/31/11		3/31/10		3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$13.480	$12.430		$10.640		$6.990		$11.220	$11.980

Income (loss) from investment operations:
Net investment loss[2]	(0.015)	(0.040)		(0.062)		(0.025)		(0.001)	(0.021)
Net realized and unrealized gain (loss)	0.055	1.090		1.852		3.675		(4.229)	(0.406)
Total from investment operations	0.040	1.050		1.790		3.650		(4.230)	(0.427)

Less dividends and distributions from:
Net investment income	—	—		—		—		—	(0.296)
Return of capital	—	—		—		—		—	(0.037)
Total dividends and distributions	—	—		—		—		—	(0.333)

Net asset value, end of period	$13.520	$13.480		$12.430		$10.640		$6.990	$11.220

Total return[3]	0.30%	8.45%		16.82%		52.22%		(37.70% )	(3.86% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,598	$34,170		$35,359		$36,288		$28,347	$54,022
Ratio of expenses to average net assets	1.60%	1.61%		1.61%		1.61%		1.61%	1.60%
Ratio of expenses to average net assets
prior to fees waived	1.63%	1.64%		1.64%		1.66%		1.64%	1.60%
Ratio of net investment loss to average net assets	(0.23% )	(0.34%	)	(0.57%	)	(0.28%	)	(0.01% )	(0.17% )
Ratio of net investment loss to average net assets
prior to fees waived	(0.26% )	(0.37%	)	(0.60%	)	(0.33%	)	(0.04% )	(0.17% )
Portfolio turnover	49%	89%		117%		145%		164%	59%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)        65

Financial highlights

Optimum Large Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12		3/31/11		3/31/10		3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$12.730	$11.820		$10.180		$6.730		$10.870	$11.700

Income (loss) from investment operations:
Net investment loss[2]	(0.054)	(0.112)		(0.127)		(0.081)		(0.059)	(0.100)
Net realized and unrealized gain (loss)	0.044	1.022		1.767		3.531		(4.081)	(0.397)
Total from investment operations	(0.010)	0.910		1.640		3.450		(4.140)	(0.497)

Less dividends and distributions from:
Net investment income	—	—		—		—		—	(0.296)
Return of capital	—	—		—		—		—	(0.037)
Total dividends and distributions	—	—		—		—		—	(0.333)

Net asset value, end of period	$12.720	$12.730		$11.820		$10.180		$6.730	$10.870

Total return[3]	(0.08% )	7.70%		16.11%		51.26%		(38.09% )	(4.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,050	$3,628		$5,381		$6,135		$4,780	$9,345
Ratio of expenses to average net assets	2.25%	2.26%		2.26%		2.26%		2.26%	2.25%
Ratio of expenses to average net assets
prior to fees waived	2.28%	2.29%		2.29%		2.31%		2.29%	2.25%
Ratio of net investment loss to average net assets	(0.88% )	(0.99%	)	(1.22%	)	(0.93%	)	(0.66% )	(0.82% )
Ratio of net investment loss to average net assets
prior to fees waived	(0.91% )	(1.02%	)	(1.25%	)	(0.98%	)	(0.69% )	(0.82% )
Portfolio turnover	49%	89%		117%		145%		164%	59%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12		3/31/11		3/31/10		3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$12.720	$11.820		$10.180		$6.730		$10.870	$11.700

Income (loss) from investment operations:
Net investment loss[2]	(0.054)	(0.112)		(0.127)		(0.081)		(0.059)	(0.100)
Net realized and unrealized gain (loss)	0.054	1.012		1.767		3.531		(4.081)	(0.397)
Total from investment operations	—	0.900		1.640		3.450		(4.140)	(0.497)

Less dividends and distributions from:
Net investment income	—	—		—		—		—	(0.296)
Return of capital	—	—		—		—		—	(0.037)
Total dividends and distributions	—	—		—		—		—	(0.333)

Net asset value, end of period	$12.720	$12.720		$11.820		$10.180		$6.730	$10.870

Total return[3]	0.00%	7.61%		16.11%		51.26%		(38.09% )	(4.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116,208	$120,183		$128,256		$132,242		$102,233	$203,394
Ratio of expenses to average net assets	2.25%	2.26%		2.26%		2.26%		2.26%	2.25%
Ratio of expenses to average net assets
prior to fees waived	2.28%	2.29%		2.29%		2.31%		2.29%	2.25%
Ratio of net investment loss to average net assets	(0.88% )	(0.99%	)	(1.22%	)	(0.93%	)	(0.66% )	(0.82% )
Ratio of net investment loss to average net assets
prior to fees waived	(0.91% )	(1.02%	)	(1.25%	)	(0.98%	)	(0.69% )	(0.82% )
Portfolio turnover	49%	89%		117%		145%		164%	59%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)        67

Financial highlights

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12		3/31/11		3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$13.880	$12.760		$10.880		$7.130	$11.410	$12.140

Income (loss) from investment operations:
Net investment income (loss)[2]	0.008	0.002		(0.025)		0.007	0.032	0.023
Net realized and unrealized gain (loss)	0.052	1.118		1.905		3.758	(4.312)	(0.420)
Total from investment operations	0.060	1.120		1.880		3.765	(4.280)	(0.397)

Less dividends and distributions from:
Net investment income	—	—		—		(0.015)	—	(0.296)
Return of capital	—	—		—		—	—	(0.037)
Total dividends and distributions	—	—		—		(0.015)	—	(0.333)

Net asset value, end of period	$13.940	$13.880		$12.760		$10.880	$7.130	$11.410

Total return[3]	0.43%	8.78%		17.28%		52.87%	(37.51% )	(3.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$676,725	$650,869		$587,141		$532,282	$402,574	$723,347
Ratio of expenses to average net assets	1.25%	1.26%		1.26%		1.26%	1.26%	1.25%
Ratio of expenses to average net assets
prior to fees waived	1.28%	1.29%		1.29%		1.31%	1.29%	1.25%
Ratio of net investment income (loss) to average net assets	0.12%	0.01%		(0.22%	)	0.07%	0.34%	0.18%
Ratio of net investment income (loss) to average net assets
prior to fees waived	0.09%	(0.02%	)	(0.25%	)	0.02%	0.31%	0.18%
Portfolio turnover	49%	89%		117%		145%	164%	59%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$11.750	$11.060	$9.830	$6.710	$11.170	$12.730

Income (loss) from investment operations:
Net investment income[2]	0.078	0.133	0.075	0.118	0.165	0.138
Net realized and unrealized gain (loss)	0.031	0.635	1.274	3.181	(4.453)	(0.931)
Total from investment operations	0.109	0.768	1.349	3.299	(4.288)	(0.793)

Less dividends and distributions from:
Net investment income	(0.129)	(0.078)	(0.119)	(0.179)	(0.029)	(0.134)
Net realized gain	—	—	—	—	(0.143)	(0.633)
Total dividends and distributions	(0.129)	(0.078)	(0.119)	(0.179)	(0.172)	(0.767)

Net asset value, end of period	$11.730	$11.750	$11.060	$9.830	$6.710	$11.170

Total return[3]	1.01%	7.01%	14.00%	49.92%	(38.97% )	(6.80% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,230	$31,478	$33,892	$34,167	$26,901	$53,097
Ratio of expenses to average net assets	1.57%	1.57%	1.59%	1.58%	1.54%	1.54%
Ratio of expenses to average net assets
prior to fees waived	1.59%	1.60%	1.61%	1.62%	1.60%	1.56%
Ratio of net investment income to average net assets	1.37%	1.25%	0.77%	1.38%	1.82%	1.09%
Ratio of net investment income to average net assets
prior to fees waived	1.35%	1.22%	0.75%	1.34%	1.76%	1.07%
Portfolio turnover	24%	57%	82%	28%	37%	30%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       69

Financial highlights

Optimum Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$11.600	$10.930	$9.720	$6.630	$11.090	$12.640

Income (loss) from investment operations:
Net investment income[2]	0.040	0.063	0.012	0.063	0.106	0.056
Net realized and unrealized gain (loss)	0.031	0.622	1.262	3.147	(4.413)	(0.923)
Total from investment operations	0.071	0.685	1.274	3.210	(4.307)	(0.867)

Less dividends and distributions from:
Net investment income	(0.061)	(0.015)	(0.064)	(0.120)	(0.010)	(0.050)
Net realized gain	—	—	—	—	(0.143)	(0.633)
Total dividends and distributions	(0.061)	(0.015)	(0.064)	(0.120)	(0.153)	(0.683)

Net asset value, end of period	$11.610	$11.600	$10.930	$9.720	$6.630	$11.090

Total return[3]	0.65%	6.28%	13.25%	48.92%	(39.37% )	(7.38% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,940	$3,478	$5,135	$5,943	$4,664	$9,454
Ratio of expenses to average net assets	2.22%	2.22%	2.24%	2.23%	2.19%	2.19%
Ratio of expenses to average net assets
prior to fees waived	2.24%	2.25%	2.26%	2.27%	2.25%	2.21%
Ratio of net investment income to average net assets	0.72%	0.60%	0.12%	0.73%	1.17%	0.44%
Ratio of net investment income to average net assets
prior to fees waived	0.70%	0.57%	0.10%	0.69%	1.11%	0.42%
Portfolio turnover	24%	57%	82%	28%	37%	30%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$11.590	$10.930	$9.710	$6.630	$11.080	$12.630

Income (loss) from investment operations:
Net investment income[2]	0.040	0.063	0.012	0.063	0.106	0.057
Net realized and unrealized gain (loss)	0.041	0.612	1.272	3.137	(4.403)	(0.924)
Total from investment operations	0.081	0.675	1.284	3.200	(4.297)	(0.867)

Less dividends and distributions from:
Net investment income	(0.061)	(0.015)	(0.064)	(0.120)	(0.010)	(0.050)
Net realized gain	—	—	—	—	(0.143)	(0.633)
Total dividends and distributions	(0.061)	(0.015)	(0.064)	(0.120)	(0.153)	(0.683)

Net asset value, end of period	$11.610	$11.590	$10.930	$9.710	$6.630	$11.080

Total return[3]	0.74%	6.19%	13.37%	48.76%	(39.31% )	(7.39% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,506	$111,557	$119,899	$125,961	$98,881	$205,501
Ratio of expenses to average net assets	2.22%	2.22%	2.24%	2.23%	2.19%	2.19%
Ratio of expenses to average net assets
prior to fees waived	2.24%	2.25%	2.26%	2.27%	2.25%	2.21%
Ratio of net investment income to average net assets	0.72%	0.60%	0.12%	0.73%	1.17%	0.44%
Ratio of net investment income to average net assets
prior to fees waived	0.70%	0.57%	0.10%	0.69%	1.11%	0.42%
Portfolio turnover	24%	57%	82%	28%	37%	30%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)        71

Financial highlights

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$11.800	$11.110	$9.870	$6.740	$11.190	$12.750

Income (loss) from investment operations:
Net investment income[2]	0.098	0.171	0.110	0.148	0.197	0.183
Net realized and unrealized gain (loss)	0.028	0.631	1.279	3.193	(4.465)	(0.931)
Total from investment operations	0.126	0.802	1.389	3.341	(4.268)	(0.748)

Less dividends and distributions from:
Net investment income	(0.166)	(0.112)	(0.149)	(0.211)	(0.039)	(0.179)
Net realized gain	—	—	—	—	(0.143)	(0.633)
Total dividends and distributions	(0.166)	(0.112)	(0.149)	(0.211)	(0.182)	(0.812)

Net asset value, end of period	$11.760	$11.800	$11.110	$9.870	$6.740	$11.190

Total return[3]	1.18%	7.32%	14.42%	50.47%	(38.76% )	(6.46% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$652,994	$617,485	$550,313	$480,762	$358,559	$607,637
Ratio of expenses to average net assets	1.22%	1.22%	1.24%	1.23%	1.19%	1.19%
Ratio of expenses to average net assets
prior to fees waived	1.24%	1.25%	1.26%	1.27%	1.25%	1.21%
Ratio of net investment income to average net assets	1.72%	1.60%	1.12%	1.73%	2.17%	1.44%
Ratio of net investment income to average net assets
prior to fees waived	1.70%	1.57%	1.10%	1.69%	2.11%	1.42%
Portfolio turnover	24%	57%	82%	28%	37%	30%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11		3/31/10		3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$13.000	$13.900	$11.150		$6.760		$11.280	$14.070

Income (loss) from investment operations:
Net investment loss[2]	(0.061)	(0.169)	(0.149)		(0.123)		(0.092)	(0.177)
Net realized and unrealized gain (loss)	(0.127)	0.064	2.899		4.513		(4.428)	(1.952)
Total from investment operations	(0.188)	(0.105)	2.750		4.390		(4.520)	(2.129)

Less dividends and distributions from:
Net realized gain	(0.182)	(0.795)	—		—		—	(0.651)
Return of capital	—	—	—		—		—	(0.010)
Total dividends and distributions	(0.182)	(0.795)	—		—		—	(0.661)

Net asset value, end of period	$12.630	$13.000	$13.900		$11.150		$6.760	$11.280

Total return[3]	(1.35% )	0.33%	24.66%		64.94%		(40.07% )	(15.96% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,925	$5,989	$6,866		$6,736		$4,814	$9,282
Ratio of expenses to average net assets	1.88%	1.90%	1.90%		1.90%		1.90%	1.92%
Ratio of expenses to average net assets
prior to fees waived	2.05%	2.06%	2.07%		2.10%		2.26%	2.11%
Ratio of net investment loss to average net assets	(0.99% )	(1.34% )	(1.29%	)	(1.30%	)	(0.96% )	(1.27% )
Ratio of net investment loss to average net assets
prior to fees waived	(1.16% )	(1.50% )	(1.46%	)	(1.50%	)	(1.32% )	(1.46% )
Portfolio turnover	41%	82%	86%		100%		119%	46%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       73

Financial highlights

Optimum Small-Mid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11		3/31/10		3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$12.220	$13.200	$10.660		$6.510		$10.930	$13.750

Income (loss) from investment operations:
Net investment loss[2]	(0.095)	(0.238)	(0.213)		(0.179)		(0.152)	(0.265)
Net realized and unrealized gain (loss)	(0.123)	0.053	2.753		4.329		(4.268)	(1.894)
Total from investment operations	(0.218)	(0.185)	2.540		4.150		(4.420)	(2.159)

Less dividends and distributions from:
Net realized gain	(0.182)	(0.795)	—		—		—	(0.651)
Return of capital	—	—	—		—		—	(0.010)
Total dividends and distributions	(0.182)	(0.795)	—		—		—	(0.661)

Net asset value, end of period	$11.820	$12.220	$13.200		$10.660		$6.510	$10.930

Total return[3]	(1.68% )	(0.28% )	23.83%		63.75%		(40.44% )	(16.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$357	$661	$1,063		$1,143		$807	$1,620
Ratio of expenses to average net assets	2.53%	2.55%	2.55%		2.55%		2.55%	2.57%
Ratio of expenses to average net assets
prior to fees waived	2.70%	2.71%	2.72%		2.75%		2.91%	2.76%
Ratio of net investment loss to average net assets	(1.64% )	(1.99% )	(1.94%	)	(1.95%	)	(1.61% )	(1.92% )
Ratio of net investment loss to average net assets
prior to fees waived	(1.81% )	(2.15% )	(2.11%	)	(2.15%	)	(1.97% )	(2.11% )
Portfolio turnover	41%	82%	86%		100%		119%	46%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11		3/31/10		3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$12.220	$13.200	$10.660		$6.510		$10.930	$13.750

Income (loss) from investment operations:
Net investment loss[2]	(0.095)	(0.237)	(0.213)		(0.179)		(0.152)	(0.264)
Net realized and unrealized gain (loss)	(0.123)	0.052	2.753		4.329		(4.268)	(1.895)
Total from investment operations	(0.218)	(0.185)	2.540		4.150		(4.420)	(2.159)

Less dividends and distributions from:
Net realized gain	(0.182)	(0.795)	—		—		—	(0.651)
Return of capital	—	—	—		—		—	(0.010)
Total dividends and distributions	(0.182)	(0.795)	—		—		—	(0.661)

Net asset value, end of period	$11.820	$12.220	$13.200		$10.660		$6.510	$10.930

Total return[3]	(1.68% )	(0.27% )	23.83%		63.75%		(40.44% )	(16.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,883	$20,992	$24,337		$23,824		$16,863	$34,086
Ratio of expenses to average net assets	2.53%	2.55%	2.55%		2.55%		2.55%	2.57%
Ratio of expenses to average net assets
prior to fees waived	2.70%	2.71%	2.72%		2.75%		2.91%	2.76%
Ratio of net investment loss to average net assets	(1.64% )	(1.99% )	(1.94%	)	(1.95%	)	(1.61% )	(1.92% )
Ratio of net investment loss to average net assets
prior to fees waived	(1.81% )	(2.15% )	(2.11%	)	(2.15%	)	(1.97% )	(2.11% )
Portfolio turnover	41%	82%	86%		100%		119%	46%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       75

Financial highlights

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11		3/31/10		3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$13.420	$14.270	$11.410		$6.900		$11.470	$14.250

Income (loss) from investment operations:
Net investment loss[2]	(0.041)	(0.128)	(0.112)		(0.091)		(0.059)	(0.128)
Net realized and unrealized gain (loss)	(0.127)	0.073	2.972		4.601		(4.511)	(1.991)
Total from investment operations	(0.168)	(0.055)	2.860		4.510		(4.570)	(2.119)

Less dividends and distributions from:
Net realized gain	(0.182)	(0.795)	—		—		—	(0.651)
Return of capital	—	—	—		—		—	(0.010)
Total dividends and distributions	(0.182)	(0.795)	—		—		—	(0.661)

Net asset value, end of period	$13.070	$13.420	$14.270		$11.410		$6.900	$11.470

Total return[3]	(1.15% )	0.68%	25.07%		65.36%		(39.84% )	(15.68% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$331,593	$321,641	$304,406		$204,843		$53,244	$90,614
Ratio of expenses to average net assets	1.53%	1.55%	1.55%		1.55%		1.55%	1.57%
Ratio of expenses to average net assets
prior to fees waived	1.70%	1.71%	1.72%		1.75%		1.91%	1.76%
Ratio of net investment loss to average net assets	(0.64% )	(0.99% )	(0.94%	)	(0.95%	)	(0.61% )	(0.92% )
Ratio of net investment loss to average net assets
prior to fees waived	(0.81% )	(1.15% )	(1.11%	)	(1.15%	)	(0.97% )	(1.11% )
Portfolio turnover	41%	82%	86%		100%		119%	46%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11		3/31/10		3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$12.590	$12.610	$10.070		$5.690		$10.380	$13.540

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.021)	(0.044)	(0.062)		(0.027)		0.011	(0.025)
Net realized and unrealized gain (loss)	(0.318)	0.148	2.602		4.407		(4.683)	(2.102)
Total from investment operations	(0.339)	0.104	2.540		4.380		(4.672)	(2.127)

Less dividends and distributions from:
Net realized gain	(0.211)	(0.124)	—		—		(0.018)	(1.033)
Total dividends and distributions	(0.211)	(0.124)	—		—		(0.018)	(1.033)

Net asset value, end of period	$12.040	$12.590	$12.610		$10.070		$5.690	$10.380

Total return[3]	(2.56% )	1.01%	25.22%		$76.98%		(45.09% )	(16.34% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,171	$5,372	$6,102		$5,918		$4,045	$9,145
Ratio of expenses to average net assets	1.77%	1.79%	1.81%		1.82%		1.75%	1.76%
Ratio of expenses to average net assets
prior to fees waived	1.97%	1.98%	2.00%		2.13%		2.22%	2.09%
Ratio of net investment income (loss) to average net assets	(0.36% )	(0.38% )	(0.59%	)	(0.32%	)	0.15%	(0.20% )
Ratio of net investment loss to average net assets
prior to fees waived	(0.56% )	(0.57% )	(0.78%	)	(0.63%	)	(0.32% )	(0.53% )
Portfolio turnover	16%	30%	43%		40%		86%	53%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)        77

Financial highlights

Optimum Small-Mid Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11		3/31/10		3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$11.840	$11.940	$9.590		$5.460		$10.030	$13.190

Income (loss) from investment operations:
Net investment loss[2]	(0.056)	(0.113)	(0.123)		(0.077)		(0.042)	(0.102)
Net realized and unrealized gain (loss)	(0.303)	0.137	2.473		4.207		(4.510)	(2.025)
Total from investment operations	(0.359)	0.024	2.350		4.130		(4.552)	(2.127)

Less dividends and distributions from:
Net realized gain	(0.211)	(0.124)	—		—		(0.018)	(1.033)
Total dividends and distributions	(0.211)	(0.124)	—		—		(0.018)	(1.033)

Net asset value, end of period	$11.270	$11.840	$11.940		$9.590		$5.460	$10.030

Total return[3]	(2.90% )	0.39%	24.50%		75.64%		(45.47% )	(16.79% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$330	$653	$1,038		$1,114		$731	$1,636
Ratio of expenses to average net assets	2.42%	2.44%	2.46%		2.47%		2.40%	2.41%
Ratio of expenses to average net assets
prior to fees waived	2.62%	2.63%	2.65%		2.78%		2.87%	2.74%
Ratio of net investment loss to average net assets	(1.01% )	(1.03% )	(1.24%	)	(0.97%	)	(0.50% )	(0.85% )
Ratio of net investment loss to average net assets
prior to fees waived	(1.21% )	(1.22% )	(1.43%	)	(1.28%	)	(0.97% )	(1.18% )
Portfolio turnover	16%	30%	43%		40%		86%	53%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11		3/31/10		3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$11.830	$11.930	$9.590		$5.460		$10.020	$13.190

Income (loss) from investment operations:
Net investment loss[2]	(0.056)	(0.113)	(0.124)		(0.076)		(0.042)	(0.102)
Net realized and unrealized gain (loss)	(0.303)	0.137	2.464		4.206		(4.500)	(2.035)
Total from investment operations	(0.359)	0.024	2.340		4.130		(4.542)	(2.137)

Less dividends and distributions from:
Net realized gain	(0.211)	(0.124)	—		—		(0.018)	(1.033)
Total dividends and distributions	(0.211)	(0.124)	—		—		(0.018)	(1.033)

Net asset value, end of period	$11.260	$11.830	$11.930		$9.590		$5.460	$10.020

Total return[3]	(2.90% )	0.39%	24.40%		75.64%		(45.42% )	(16.79% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,621	$19,986	$22,797		$22,163		$14,811	$32,891
Ratio of expenses to average net assets	2.42%	2.44%	2.46%		2.47%		2.40%	2.41%
Ratio of expenses to average net assets
prior to fees waived	2.62%	2.63%	2.65%		2.78%		2.87%	2.74%
Ratio of net investment loss to average net assets	(1.01% )	(1.03% )	(1.24%	)	(0.97%	)	(0.50% )	(0.85% )
Ratio of net investment loss to average net assets
prior to fees waived	(1.21% )	(1.22% )	(1.43%	)	(1.28%	)	(0.97% )	(1.18% )
Portfolio turnover	16%	30%	43%		40%		86%	53%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       79

Financial highlights

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11		3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$12.990	$12.960	$10.310		$5.820	$10.580	$13.720

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.001)	(0.004)	(0.026)		0.002	0.041	0.018
Net realized and unrealized gain (loss)	(0.338)	0.158	2.676		4.505	(4.783)	(2.125)
Total from investment operations	(0.339)	0.154	2.650		4.507	(4.742)	(2.107)

Less dividends and distributions from:
Net investment income	—	—	—		(0.008)	—	—
Net realized gain	(0.211)	(0.124)	—		—	(0.018)	(1.033)
Return of capital	—	—	—		(0.009)	—	—
Total dividends and distributions	(0.211)	(0.124)	—		(0.017)	(0.018)	(1.033)

Net asset value, end of period	$12.440	$12.990	$12.960		$10.310	$5.820	$10.580

Total return[3]	(2.48% )	1.37%	25.70%		77.56%	(44.90% )	(15.97% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$319,666	$310,737	$274,495		$161,862	$58,173	$66,657
Ratio of expenses to average net assets	1.42%	1.44%	1.46%		1.47%	1.40%	1.41%
Ratio of expenses to average net assets
prior to fees waived	1.62%	1.63%	1.65%		1.78%	1.87%	1.74%
Ratio of net investment income (loss) to average net assets	(0.01% )	(0.03% )	(0.24%	)	0.03%	0.50%	0.15%
Ratio of net investment income (loss) to average net assets
prior to fees waived	(0.21% )	(0.22% )	(0.43%	)	(0.28% )	0.03%	(0.18% )
Portfolio turnover	16%	30%	43%		40%	86%	53%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Optimum Fund Trust
September 30, 2012 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to August 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, interest rate swap options contracts, interest rate swap contracts and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (March 31, 2009–March 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

(continues)       81

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 28, 2012.

To Be Announced Trades — Optimum Fixed Income Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally isolate that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income, if any, annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended September 30, 2012.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended September 30, 2012, each Fund earned the following amounts under this agreement:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$272	$282	$295	$295	$290	$294

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust’s Board, to select and contract with one or more investment sub-advisers to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisers, and to monitor the sub-advisers’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisers out of its fees.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

Optimum Fixed Income Fund[1]	0.7000% of net assets up to $25 million
0.6500% of net assets from $25 million to $100 million
0.6000% of net assets from $100 million to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets over $1 billion

Optimum International Fund	0.8750% of net assets up to $50 million
0.8000% of net assets from $50 million to $100 million
0.7800% of net assets from $100 million to $300 million
0.7650% of net assets from $300 million to $400 million
0.7300% of net assets over $400 million

Optimum Large Cap Growth Fund	0.8000% of net assets up to $250 million
0.7875% of net assets from $250 million to $300 million
0.7625% of net assets from $300 million to $400 million
0.7375% of net assets from $400 million to $500 million
0.7250% of net assets from $500 million to $1 billion
0.7100% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Large Cap Value Fund	0.8000% of net assets up to $100 million
0.7375% of net assets from $100 million to $250 million
0.7125% of net assets from $250 million to $500 million
0.6875% of net assets from $500 million to $1 billion
0.6675% of net assets from $1 billion to $1.5 billion
0.6475% of net assets over $1.5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets

Optimum Small-Mid Cap Value Fund	1.0500% of net assets up to $75 million
1.0250% of net assets from $75 million to $150 million
1.0000% of net assets over $150 million

[1]Effective October 1, 2012, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of Optimum Fixed Income Fund:

0.7000% of net assets up to $25 million
0.6500% of net assets from $25 million to $100 million
0.6000% of net assets from $100 million to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $2.5 billion
0.475% of net assets over $2.5 billion
(continues)       83

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company LLC (PIMCO); Optimum International Fund – Mondrian Investment Partners Limited (Mondrian) and BlackRock Advisors, LLC (BlackRock); Optimum Large Cap Growth Fund – Marsico Capital Management, LLC (Marsico), T. Rowe Price Associates, Inc. (T. Rowe Price), and Fred Alger Management, Inc. (Alger); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Herndon Capital Management, LLC (Herndon); Optimum Small-Mid Cap Growth Fund – Columbia Wanger Asset Management, LLC (Columbia WAM) and Wellington Management Company, LLP (Wellington Management); Optimum Small-Mid Cap Value Fund – The Killen Group, Inc. (Killen), Westwood Management Corp. (Westwood) and The Delafield Group, a division of Tocqueville Asset Management L.P. (Tocqueville).

For the six months ended September 30, 2012, DMC paid the following sub-advisory fees:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$789,469	$582,136	$1,667,128	$1,214,205	$1,280,740	$955,018

Effective July 27, 2012, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses for each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 plan and certain other expenses) from exceeding the specified percentages of average daily net assets through July 29, 2013 as shown below. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds’ Board.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Effective July 27, 2012,
operating expense limitation as
a percentage of average
daily net assets (per annum)	1.00%	1.40%	1.25%	1.22%	1.50%	1.40%
Effective July 29, 2011
through July 26, 2012,
operating expense limitation as
a percentage of average
daily net assets (per annum)	1.00%	1.40%	1.25%	1.22%	1.55%	1.43%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting oversight services to the Trust. For these services, the Trust pays DSC fees based on the aggregate daily net assets of the Trust at the following annual rate: 0.0050% of the first $3 billion; 0.0045% of the next $2 billion; 0.0040% of the next $2.5 billion; 0.0030% of the next $2.5 billion; and 0.0025% of aggregate average daily net assets in excess of $10 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Trust on a relative net asset value basis. For the six months ended September 30, 2012, each Fund was charged for these services as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$31,999	$7,122	$19,406	$18,497	$8,358	$7,989

DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board. For administrative services, each Fund pays DSC a fee at an annual rate (plus out-of-pocket expenses) of 0.165% of assets up to $500 million of the Funds’ average daily net assets; 0.140% of assets from $500 million to $1 billion; and 0.115% of assets over $1 billion. DSC also serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund. For these services, the Trust pays DSC a fee at an annual rate of 0.225% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses.

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual fee of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. Institutional Class shares pay no distribution expenses.

At September 30, 2012, each Fund had liabilities payable to affiliates as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment management
fees payable to DMC	$559,800	$161,303	$502,082	$461,775	$261,295	$222,801
Dividend disbursing, transfer agent and fund
accounting oversight fees, administration
fees and other expenses payable to DSC	418,275	102,079	262,322	252,806	116,888	112,144
Distribution fees payable to DDLP	145,441	29,586	107,403	100,652	18,572	17,270
Other expenses payable
to DMC and affiliates*	43,164	9,936	26,161	25,151	11,335	10,896

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

For the six months ended September 30, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$10,843	$1,952	$6,102	$6,619	$1,540	$982

For the six months ended September 30, 2012, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Class A	$0	$0	$0	$0	$0	$0
Class B	660	142	541	512	86	76
Class C	6,402	1,044	3,452	3,099	567	587

DMC, DSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Purchases other than U.S. government Securities	$788,700,063	$96,022,370	$382,860,864	$210,476,150	$142,751,436	$61,426,633
Purchases of U.S. government securities	450,825,258	—	—	—	—	—
Sales other than U.S. government securities	702,340,570	73,529,124	372,067,207	181,079,433	138,221,067	48,773,522
Sales of U.S. government securities	354,368,093	—	—	—	—	—

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Cost of investments	$1,426,719,337	$357,550,067	$699,970,243	$725,789,005	$359,443,481	$326,505,959
Aggregate unrealized appreciation	$74,885,369	$28,617,007	$160,390,955	$141,192,517	$70,114,667	$53,916,128
Aggregate unrealized (depreciation)	(16,218,685)	(33,704,604)	(17,951,866)	(35,943,248)	(13,049,748)	(12,443,801)
Net unrealized appreciation (depreciation)	$58,666,684	$(5,087,597)	$142,439,089	$105,249,269	$57,064,919	$41,472,327

(continues)       85

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, which may include prior transaction prices (acquisition cost) that did not occur during the period, financial or news information released by the company, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2012:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$300,309,223	$1,975,120	$302,284,343
Common Stock	1,133	—	3	1,136
Corporate Debt	2,425,634	560,214,183	1,732,296	564,372,113
Foreign Debt	—	136,391,870	—	136,391,870
Municipal Bonds	—	8,880,483	—	8,880,483
U.S. Treasury Obligations	—	262,111,998	—	262,111,998
Other	2,779,627	1,380,345	1	4,159,973
Option Purchased	—	14,325	—	14,325
Securities Sold Short	—	(7,701,562)	—	(7,701,562)
Short-Term Investments	—	150,853,270	—	150,853,270
Securities Lending Collateral	—	64,018,072	—	64,018,072
Total	$5,206,394	$1,476,472,207	$3,707,420	$1,485,386,021

Foreign Currency Exchange Contracts	$—	$(401,189)	$—	$(401,189)
Futures Contracts	19,531	—	—	19,531
Swap Contracts	—	(1,224,628)	5,982,982	4,758,354

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$304,378,419	$—	$—	$304,378,419
Preferred Stock	1,764,675	—	—	1,764,675
Short-Term Investments	—	3,085,086	—	3,085,086
Securities Lending Collateral	—	43,234,290	—	43,234,290
Total	$306,143,094	$46,319,376	$—	$352,462,470

Foreign Currency Exchange Contracts	$—	$(360,141)	$—	$(360,141)

	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$793,651,668	$980,415	$99,525	$794,731,608
Other	1,145,706	—	343,470	1,489,176
Short-Term Investments	—	34,224,551	—	34,224,551
Securities Lending Collateral	—	11,963,997	—	11,963,997
Total	$794,797,374	$47,168,963	$442,995	$842,409,332

	Optimum Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$783,651,582	$—	$—	$783,651,582
Convertible Preferred Stock	419,628	530,427	—	950,055
Securities Sold Short	(1,274,040)	—	—	(1,274,040)
Short-Term Investments	—	9,770,494	—	9,770,494
Securities Lending Collateral	—	37,940,183	—	37,940,183
Total	$782,797,170	$48,241,104	$—	$831,038,274

	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$346,909,785	$—	$—	$346,909,785
Exchange-Traded Fund	1,663,614	—	—	1,663,614
Short-Term Investments	—	11,385,096	—	11,385,096
Securities Lending Collateral	—	56,549,905	—	56,549,905
Total	$348,573,399	$67,935,001	$—	$416,508,400

Foreign Currency Exchange Contracts	$—	$(269)	$—	$(269)

	Optimum Small-Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$313,375,546	$—	$—	$313,375,546
Short-Term Investments	—	31,031,541	—	31,031,541
Securities Lending Collateral	—	23,571,199	—	23,571,199
Total	$313,375,546	$54,602,740	$—	$367,978,286

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation) for Optimum International Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value.

A reconciliation of Level 3 investments is presented when each Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to each Fund’s net assets.

During the six months ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

(continues)              87

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to each Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2012 and the year ended March 31, 2012 was as follows:

Six Months Ended September 30, 2012*

	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Value Fund	Growth Fund	Value Fund
Ordinary income	$10,075,831	$3,184,534	$9,834,397	$—	$—
Long-term capital gains	3,628,957	—	—	4,853,770	5,632,571
Total	$13,704,788	$3,184,534	$9,834,397	$4,853,770	$5,632,571

Year Ended March 31, 2012

	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Value Fund	Growth Fund	Value Fund
Ordinary income	$46,904,331	$5,814,738	$6,049,903	$—	$—
Long-term capital gains	9,075,525	—	—	19,409,757	3,155,078
Total	$55,979,856	$5,814,738	$6,049,903	$19,409,757	$3,155,078

Optimum Large Cap Growth Fund did not make any distributions during the six months ended September 30, 2012 and year ended March 31, 2012.

*Tax information for the six months ended September 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2012, the estimated components of net assets on a tax basis were as follows:

	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap
	Fund	Fund	Growth Fund
Shares of beneficial interest	$1,291,052,267	$369,867,010	$722,355,493
Undistributed ordinary income	26,218,089	5,529,252	—
Undistributed long-term capital gains	2,498,651	—	—
Realized gains (losses) 4/1/12-9/30/12	—	(6,425,856)	24,174,360
Capital loss carryforwards as of 3/31/12	—	(50,992,198)	(60,435,247)
Other temporary differences	(2,695,526)	—	—
Unrealized appreciation (depreciation)	63,905,987	(5,402,114)	142,486,515
Net assets	$1,380,979,468	$312,576,094	$828,581,121

	Optimum	Optimum	Optimum
	Large Cap	Small-Mid Cap	Small-Mid Cap
	Value Fund	Growth Fund	Value Fund
Share of beneficial interest	$819,140,580	$298,687,374	$297,012,013
Undistributed ordinary income	5,886,582	—	1,203,201
Undistributed long-term capital gains	—	2,005,838	4,100,147
Realized gains 4/1/12-9/30/12	13,655,938	—	—
Capital loss carryforwards as of 3/31/12	(149,287,237)	—	—
Unrealized appreciation	105,274,372	57,064,890	41,472,327
Net assets	$794,670,235	$357,758,102	$343,787,688

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of foreign currency exchange contracts, mark-to-market of futures contracts, tax recognition of unrealized gain on passive foreign investment companies, tax treatment of contingent payment on debt instruments, amortization of premium on convertible securities, return of capital on investments, partnership interest and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions and paydown gains (losses) of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Undistributed (accumulated) net
investment income (loss)	$(568,509)	$107,055	$423,242	$(5,083)	$2,283,531	$124,189
Accumulated net realized gain (loss)	568,509	(107,055)	466	5,083	7,242	3,625
Paid-in capital	—	—	(423,708)	—	(2,290,773)	(127,814)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2012, Optimum Fixed Income Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not have any capital loss carryforwards outstanding. Capital loss carryforwards remaining at March 31, 2012 will expire as follows:

	Optimum	Optimum	Optimum
Year of	International	Large Cap	Large Cap
Expiration	Fund	Growth Fund	Value Fund
3/31/17	$—	$—	$30,259,101
3/31/18	49,949,013	60,435,247	119,028,136
Total	$49,949,013	$60,435,247	$149,287,237

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred at March 31, 2012 that will be carried forward under the Act were as follows:

	Loss carryforward character
	Short-term	Long-term
Optimum International Fund	$1,043,185	$—

For the six months ended September 30, 2012, the following Funds had capital gains (losses), which may increase (decrease) capital loss carryforwards as follows:

Optimum International Fund	$(6,425,856)
Optimum Large Cap Growth Fund	24,174,360
Optimum Large Cap Value Fund	13,655,938

(continues)       89

Notes to financial statements

Optimum Fund Trust

6. Capital Shares

Transactions in capital shares were as follows:

	Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap
	Fund		Fund		Growth Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/12	3/31/12	9/30/12	3/31/12	9/30/12	3/31/12
Shares sold:
Class A	361,760	731,647	69,259	94,500	157,119	279,314
Class B	29,122	10,542	54	193	—	293
Class C	991,248	1,893,449	142,562	246,063	354,559	646,825
Institutional Class	19,381,463	35,411,000	3,927,642	7,961,220	5,614,126	11,897,997
	20,763,593	38,046,638	4,139,517	8,301,976	6,125,804	12,824,429

Shares issued upon reinvestment of dividends
and distributions:
Class A	40,170	190,195	9,542	16,553	—	—
Class B	2,429	17,448	891	1,012	—	—
Class C	135,573	665,608	29,754	23,075	—	—
Institutional Class	1,179,876	4,811,837	294,215	518,666	—	—
	1,358,048	5,685,088	334,402	559,306	—	—

Shares redeemed:
Class A	(390,732)	(903,863)	(78,834)	(216,075)	(207,142)	(587,288)
Class B	(169,319)	(207,118)	(52,754)	(60,541)	(123,932)	(170,393)
Class C	(1,064,641)	(3,353,403)	(237,875)	(676,649)	(665,345)	(2,054,304)
Institutional Class	(8,344,503)	(18,712,858)	(2,006,680)	(4,447,808)	(3,984,877)	(11,007,911)
	(9,969,195)	(23,177,242)	(2,376,143)	(5,401,073)	(4,981,296)	(13,819,896)
Net increase (decrease)	12,152,446	20,554,484	2,097,776	3,460,209	1,144,508	(995,467)

	Optimum		Optimum		Optimum
	Large Cap		Small-Mid Cap		Small-Mid Cap
	Value Fund		Growth Fund		Value Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	9/30/12	3/31/12	9/30/12	3/31/12	9/30/12	3/31/12
Shares sold:
Class A	178,922	295,586	34,362	45,025	31,100	40,909
Class B	716	411	—	123	—	167
Class C	381,609	690,498	63,951	106,952	61,506	125,046
Institutional Class	6,673,518	13,727,120	3,109,608	6,417,276	3,263,169	7,157,709
	7,234,765	14,713,615	3,207,921	6,569,376	3,355,775	7,323,831

Shares issued upon reinvestment of dividends
and distributions:
Class A	30,532	21,647	6,939	31,939	7,793	4,961
Class B	1,405	603	772	5,167	922	865
Class C	52,661	14,762	27,666	127,506	33,091	21,186
Institutional Class	802,558	517,001	359,664	1,532,498	442,806	259,689
	887,156	554,013	395,041	1,697,110	484,612	286,701

Shares redeemed:
Class A	(226,262)	(700,734)	(32,862)	(110,454)	(35,911)	(103,180)
Class B	(134,891)	(170,823)	(24,614)	(31,773)	(26,806)	(32,765)
Class C	(709,390)	(2,055,194)	(127,505)	(360,430)	(129,985)	(367,305)
Institutional Class	(4,288,603)	(11,445,134)	(2,060,175)	(5,326,873)	(1,943,451)	(4,679,016)
	(5,359,146)	(14,371,885)	(2,245,156)	(5,829,530)	(2,136,153)	(5,182,266)
Net increase	2,762,775	895,743	1,357,806	2,436,956	1,704,234	2,428,266

For the six months ended September 30, 2012 and the year ended March 31, 2012, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Six Months Ended			Year Ended
	9/30/12			3/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Optimum Fixed Income Fund	113,480	113,308	$1,125,270	103,352	103,410	$995,147
Optimum International Fund	35,824	35,118	346,872	25,092	24,635	245,632
Optimum Large Cap Growth Fund	83,495	78,698	1,040,140	73,009	69,063	853,164
Optimum Large Cap Value Fund	86,406	85,658	977,454	74,517	73,694	799,078
Optimum Small-Mid Cap Growth Fund	17,288	16,191	200,647	13,539	12,737	153,307
Optimum Small-Mid Cap Value Fund	17,660	16,542	194,169	13,498	12,700	149,142

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future.

Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund and Optimum International Fund may use futures in the normal course of pursuing their investment objectives. Optimum Fixed Income Fund invests in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Optimum International Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended September 30, 2012, Optimum Fixed Income Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid

(continues)       91

Notes to financial statements

Optimum Fund Trust

7. Derivatives (continued)

on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended September 30, 2012 for Optimum Fixed Income Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2012	8,200,097	$286,829
Options written	260	91,799
Options expired	(8,200,097)	(286,829)
Options terminated in closing purchase transactions	(260)	(91,799)
Options outstanding at September 30, 2012	—	$—

Swap Contracts — Optimum Fixed Income Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund enters into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended September 30, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Fund had posted $1,430,000 in cash as collateral for open swap contracts. The Fund received $5,170,000 in cash and $3,480,000 securities as collateral for open swap contracts.

As disclosed in the footnotes to the statements of net assets, at September 30, 2012, the notional value of the protection sold was EUR 6,500,000 and USD 5,900,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for CDS contracts on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2012, the net unrealized appreciation of the protection sold was $542,619.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event that the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of September 30, 2012 were as follows:

	Optimum Fixed Income Fund
	Asset Derivatives			Liability Derivatives
	Statements of			Statements of
	Assets and Liabilities Location	Fair Value		Assets and Liabilities Location	Fair Value

Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$713,252		Unrealized loss on foreign currency exchange contracts	$(1,114,441)

Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	580,625	*	Variation margin payable on futures contracts	(561,094)

Interest rate contracts (Interest rate swap contracts)	Unrealized gain on interest rate swap contracts	5,982,982		Unrealized loss on interest rate swap contracts	—

Credit contracts (CDS contracts)	Unrealized gain on CDS contracts	707,367		Unrealized loss on CDS contracts	(1,931,995)

Total		$7,984,226			$(3,607,530)

*

Includes cumulative appreciation of futures contracts from the date the contracts are opened through September 30, 2012. Only current day variation margin is reported on the Optimum Fixed Income Fund’s statements of assets and liabilities.

The effect of derivative instruments on the statements of operations for the six months ended September 30, 2012 was as follows:

	Optimum Fixed Income Fund
			Change in Unrealized
		Realized Gain (Loss) on	Appreciation (Depreciation)
	Location of Gain (Loss) on	Derivatives Recognized in	on Derivatives Recognized in
	Derivatives Recognized in Income	Income	Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$474,314	$566,992

Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation(depreciation) of futures contacts	(547,176)	(4,355)

Interest rate contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	197,145	60,221

Credit and Interest rate contracts (Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	338,466	4,102,146

		$462,749	$4,725,004

(continues)       93

Notes to financial statements

Optimum Fund Trust

7. Derivatives (continued)

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the six months ended September 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended September 30, 2012.

	Asset Derivative Volume
	Optimum		Optimum		Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap		Large Cap		Small-Mid Cap
	Fund		Fund		Growth Fund		Value Fund		Growth Fund
Foreign currency exchange contracts (average cost)	USD	88,303,043	USD	15,007,221	USD	14,692	USD	74,010	USD	62,389
Futures contracts (average notional value)		15,768,602		141,461		—		—		—
Options contracts (average notional value)		32,135		—		—		—		—
Swap contracts (average notional value)	AUD	29,798,413		—		—		—		—
Swap contracts (average notional value)	BRL	81,079,365		—		—		—		—
Swap contracts (average notional value)	CAD	14,895,238		—		—		—		—
Swap contracts (average notional value)	EUR	2,773,810		—		—		—		—
Swap contracts (average notional value)	USD	54,754,365		—		—		—		—

	Liability Derivative Volume
	Optimum		Optimum	Optimum	Optimum	Optimum
	Fixed Income		International	Large Cap	Large Cap	Small-Mid Cap
	Fund		Fund	Growth Fund	Value Fund	Growth Fund
Foreign currency exchange contracts (average cost)	USD	175,078,951	USD 22,785,048	USD 50,008	USD 7,291	USD 31,826
Futures contracts (average notional value)		11,139,854	—	—	—	—
Options contracts (average notional value)		110,778	—	—	—	—
Swap contracts (average notional value)	EUR	33,442,659	—	—	—	—
Swap contracts (average notional value)	USD	30,653,563	—	—	—	—

8. Securities Lending

Each Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Funds’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

At September 30, 2012, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which the Funds received collateral, comprised of non-cash collateral and cash collateral. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral.”

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Values of securities on loan	$232,847,255	$41,485,595	$17,849,048	$37,734,412	$57,044,983	$23,221,318
Values of invested Collateral	64,018,072	43,234,290	11,963,997	37,940,183	56,549,905	23,571,199
Cash collateral	65,216,319	43,854,899	12,963,994	38,936,825	57,034,350	23,821,392
Non-cash collateral	173,084,767	—	5,291,856	—	1,901,327	—

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2012. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations.

(continues)       95

Notes to financial statements

Optimum Fund Trust

9. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements
at Meeting Held September 19-20, 2012

At a meeting held September 19-20, 2012, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and each of the six separate funds within the Optimum Fund Trust (the “Funds”), as well as continuation of Sub-Advisory Agreements between DMC and the following sub-advisers: Columbia Wanger Asset Management, LLC and Wellington Management Company, LLP (Optimum Small-Mid Cap Growth Fund); Delafield Group, a division of Tocqueville Asset Management, LP, Westwood Management Corp, and The Killen Group, Inc. (Optimum Small-Mid Cap Value Fund); Massachusetts Financial Services Company and Herndon Capital Management, LLC (Optimum Large Cap Value Fund); T. Rowe Price Associates, Inc., Marsico Capital Management, LLC, and Fred Alger Management, Inc. (Optimum Large Cap Growth Fund); Pacific Investment Management Company, LLC (Optimum Fixed Income Fund); and BlackRock Advisors, LLC and Mondrian Investment Partners Limited (Optimum International Fund).

In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the September 19-20, 2012 Board meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial Corporation) of the investment performance of each Fund and its sub-advisers, presentations given the Board by portfolios managers from DMC and each sub-adviser on a rotating basis, and compliance reports and related certifications furnished by DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each sub-adviser showing them in each case to be competitive with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc. (“Lipper”) comparing each Fund’s investment performance and expenses with those of other mutual funds deemed comparable (“Lipper Report”).

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the Investment Management Agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the Investment Management Agreement and continuation of the related Sub-Advisory Agreements were in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

Nature, Extent and Quality of Services. The Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance conducted by DMC, reports furnished by DMC as to adherence with various compliance and procedural matters such as the Code of Ethics and fair value pricing, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to analysis involved in the review of sub-adviser performance for each Fund, including the complementary nature of investment strategies adhered to, as well as the results and process followed in Management’s recommendation with respect to the selection of new sub-advisers. Consideration was also given to the attention given by management personnel of DMC in monitoring and assisting in numerous transition items following the 2010 acquisition of DMC and its affiliates by the Macquarie Group, as well as the effect of such acquisition on DMC personnel and its fund operations. The nature of the services of the sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds. The Board was, however, satisfied with the adherence by each sub-adviser with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on personal presentations made by sub-advisers’ portfolio managers and DMC reports of its discussions with the sub-advisers, as well as certificates and materials furnished at Board meetings.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the September 19-20, 2012 Board meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the one year period ending June 30, 2012, as well as the three and five year periods ending that date. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest performing quintile of its Lipper Performance Universe for the one year period, and to be in the highest performing quintile of such Universe for each of the three and five year periods. The Board was satisfied with such comparative performance.

(continues)       97

Other Fund information
(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements
at Meeting Held September 19-20, 2012 (continued)

Optimum International Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international large-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest performing quintile of its Performance Universe for the one year period, and to be in the middle quintile of its Performance Universe for the three year period, and the second lowest quintile of such Universe for the five year period. The Board believed such comparative performance to be acceptable, noting its relative improvement in the more recent periods.

Optimum Large Cap Growth Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest performing quintile of its Lipper Performance Universe for the one year period, and to also be in the second highest quintile of the Performance Universe for the three year period, and the second lowest quintile of such Universe for the five year period. The Trustees found such comparative results to be acceptable, noting its relative improvement in the more recent periods.

Optimum Large Cap Value Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to be in the second highest performing quintile of the Performance Universe for the three year period, and the second lowest quintile of such Universe for the five year period. The Trustees found such comparative performance to be acceptable, noting its relative improvement in more recent periods.

Optimum Small-Mid Cap Growth Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to also be in the middle performing quintile for the three year period, and in the lowest performing quintile of such Universe for the five year period. The Trustees were not satisfied with such comparative results, but were satisfied that Management was closely monitoring performance and believed no immediate change or replacement of sub-advisers was necessary. The Trustees also noted the relative improvement in comparative performance in more recent periods.

Optimum Small-Mid Cap Value Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional mid-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Lipper Performance Universe for the one year period and on an annualized basis to be in the second highest performing quintile of such Universe for the three year period, and the second lowest performing quintile of such Universe for the five year period. The Trustees were not satisfied with the Fund’s one and five year comparative performance, but were satisfied that Management was closely monitoring performance and believed no immediate change or replacement of sub-advisers was warranted. The Trustees also noted that the Fund’s one year performance as shown in the Lipper Report was within eighty-one basis points of the median for the Performance Universe.

Comparative Expenses. Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including management fees, in comparison to a group of other multi-advised institutional funds constituting its appropriate Lipper Expense Group. Lipper expense data is based upon information for the twelve months covered by each fund’s most recent annual report which reflects historical asset levels which may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report showed the actual total expenses of each Fund to be the highest or close to the highest in its respective Lipper Expense Group. The Trustees noted that DMC, since inception, had reimbursed expenses and waived fees to the extent necessary to keep expenses of each Fund from exceeding certain percentage amounts. The Trustees had also previously discussed in detail the current expense waivers and/or reimbursements in effect for each Fund through July 29, 2013 in light of factors, including asset flows and levels in each Fund and the overall competitive universe in which the Funds compete. While intending to continuously review the Funds’ fee structure with Management, the Trustees found the comparative expenses of each Fund to be acceptable in light of such considerations and factors and taking into account the nature of Fund operations and overall performance.

DMC’s Profitability; Economies of Scale. Based on the size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given available information on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-adviser’s overall investment advisory business, but believed such information to be of limited relevance since the sub-advisors fees are paid by DMC out of its management fee and changes in the level of sub-advisory fees do not impact Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds, such as soft dollar arrangements and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The Optimum Small-Mid Cap Growth Fund has a fixed investment management fee of 1.1% at all asset levels without breakpoints, but in view of the nature of this Fund and its asset level of approximately $350 million at August 31, 2012, the Trustees believed that no meaningful economies of scale currently existed. The investment management fee and schedules for the Optimum Large Cap Growth Fund, the Optimum Large Cap Value Fund, and the Optimum International Fund contained breakpoints with each such Fund’s asset size being at a high enough level to benefit from such breakpoints. The investment management fee schedule of the Optimum Small-Mid Cap Value Fund contains breakpoints, but the asset size of such Fund as of August 31, 2012 exceeded the last fee breakpoint under its investment management agreement. While intending to monitor the need for additional breakpoints, the Trustees noted, as previously stated, that actual fees and expenses charged the Fund were subject to expense waivers and/or reimbursements and believed its asset level of approximately $334 million at August 31, 2012 afforded no meaningful additional economies of scale. The asset size of the Optimum Fixed Income Fund was approximately $1.36 billion at August 31, 2012, which exceeded the last management fee breakpoint at the $1 billion level. Following discussions with Management, it was agreed that the investment management fee schedule for such Fund would be amended, effective October 1, 2012, to provide for a fee of .50% on assets from $1 billion to $2.5 billion, and .475% on assets over $2.5 billion. In view of all these factors and considerations and taking into account DMC’s fee waivers and/or expense reimbursements for each Fund, the Trustees believed that to the extent economies of scale may be realized in the management of any of these Funds, that there is a sharing of benefits with the Fund and its shareholders.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Optimum Fund Trust (the Trust) effective May 27, 2010. At a meeting held on March 17, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ended March 31, 2011. During the fiscal years ended March 31, 2010 and 2009, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Dan Arnold
Chief Financial Officer
LPL Financial LLC

J. Scott Coleman
Executive Vice President
Delaware Investments

Robert J. Christian
Private Investor

Nicholas D. Constan
Adjunct Professor —
University of Pennsylvania

Durant Adams Hunter
Principal — Ridgeway Partners

Stephen Paul Mullin
Senior Vice President — Econsult Corporation

Robert A. Rudell
Private Investor

Jon Edward Socolofsky
Private Investor	Affiliated officers

David F. Connor
Vice President,
Deputy General Counsel
and Secretary
Optimum Fund Trust
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Optimum Fund Trust
Philadelphia, PA

David P. O’Connor
Executive Vice President,
General Counsel
and Chief Legal Officer
Optimum Fund Trust
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Optimum Fund Trust
Philadelphia, PA	Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 914-0278

For securities dealers
and financial institutions
representatives only
800 362-7500

Website
optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Forms N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 914-0278; (ii) on the Fund’s website at optimummutualfunds.com; and (iii) on the SEC’s website at sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at optimummutualfunds.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

/s/ J. SCOTT COLEMAN
By:	J. Scott Coleman
Title:	Chief Executive Officer
Date:	December 3, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ J. SCOTT COLEMAN
By:	J. Scott Coleman
Title:	Chief Executive Officer
Date:	December 3, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2012